[LOGO]

                         INSTITUTIONAL FUNDS PROSPECTUS

                              INSTITUTIONAL SHARES

------------------------------------

 GLOBAL FUNDS

 Worldwide Growth
 Global Select
 Global Technology
 Global Health Care
 International Core Growth
 International Growth Opportunities
 International Structured
 Emerging Countries

 US FUNDS

 U.S. Large Cap Select Growth
 U.S. Equity Growth
 Emerging Growth
 Growth Discovery
 Large Cap Value
 Value Opportunities
 Convertible

 FIXED INCOME FUNDS

 High Yield Bond

 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                                 JULY 19, 2002

---------------------------------------

   TABLE OF CONTENTS
--------------------------------------------------------------------------------
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS AND HISTORICAL
PERFORMANCE.
                             GLOBAL FUNDS
                              Worldwide Growth                                 1
                              Global Select                                    3
                              Global Technology                                5
                              Global Health Care                               7
                              International Core Growth                        9
                              International Growth Opportunities              11
                              International Structured                        13
                              Emerging Countries                              15


                             US FUNDS
                              U.S. Large Cap Select Growth                    17
                              U.S. Equity Growth                              19
                              Emerging Growth                                 21
                              Growth Discovery                                23
                              Large Cap Value                                 25
                              Value Opportunities                             27
                              Convertible                                     29


                             FIXED INCOME FUNDS
                              High Yield Bond                                 31
--------------------------------------------------------------------------------
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING, AND REDEEMING
SHARES FROM AN ACCOUNT IN ANY
FUND.

                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              33
                              Buying Shares                                   33
                              Exchanging Shares                               34
                              Selling or Redeeming Shares                     34
                              Signature Guarantees                            35

                             YOUR ACCOUNT
                              Transaction Policies                            36
                              Features and Account Policies                   37
--------------------------------------------------------------------------------
FURTHER INFORMATION THAT APPLIES
TO THE FUNDS AS A GROUP.

                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                              38
                              Investment Adviser Compensation                 38
                              Expense Waivers                                 38
                              Multi Class Structure                           39
                              Shareholder Services                            39
                              Portfolio Trades                                39
                              Portfolio Turnover                              39
                              Portfolio Management                            39
--------------------------------------------------------------------------------

                             PRINCIPAL STRATEGIES, RISKS AND OTHER
                             INFORMATION                                      45

                             FINANCIAL HIGHLIGHTS                             50

                             PRIOR PERFORMANCE OF CERTAIN FUNDS               54

                             FOR MORE INFORMATION                     Back Cover

   WORLDWIDE GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in companies located throughout the world.

The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in equity securities. The Fund invests at least 80% of its assets in securities of companies located in at least three different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.


See "Principal Strategies, Risks and Other Information" starting on page 45.

2

   WORLDWIDE GROWTH FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

94     2.99
95    15.35
96    18.51
97    17.93
98    37.98
99    86.77
00   -25.27
01   -33.48

BEST QUARTER:   Q4 '99  +46.29%
WORST QUARTER:  Q1 '01  -24.38%


               AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                         SINCE INCEPTION
                                1 YEAR        5 YEAR        (4/19/93)
------------------------------------------------------------------------
FUND:
  BEFORE TAXES                     -33.48%      8.60%         10.76%
  AFTER TAXES ON
  DISTRIBUTIONS                    -33.41       5.73           8.25
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                   -20.32       6.20           8.18
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  MSCI ALL COUNTRY WORLD
  INDEX FREE                       -15.91       5.18           8.91



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -10.22%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF 1,784 COMPANIES WITH AVERAGE MARKET CAPITALIZATIONS OF US $5.9 BILLION. THE INDEX IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED COUNTRIES IN NORTH AMERICA, EUROPE, AND THE PACIFIC RIM. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS THAT ARE NOT PURCHASABLE BY FOREIGNERS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.43%
--------------------------------------------------------
Total annual fund operating expenses         1.43%
--------------------------------------------------------
Waiver of fund expenses                     (0.43%)
--------------------------------------------------------
NET EXPENSES                                 1.00%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $105              $465              $821             $1,880

   GLOBAL SELECT FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its investment objective the Fund invests in companies that in the opinion of the Investment Adviser represent the "best of the best" globally. Many of these companies are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit and experienced management teams. These are companies the Investment Adviser believes are benefiting from sustainable competitive advantages. The Investment Adviser considers any company with these characteristics regardless of their respective capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 300% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in equity securities. The Fund normally invests at least 80% of its assets in the securities of companies located in at least three different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.


See "Principal Strategies, Risks and Other Information" starting on page 45.

4

   GLOBAL SELECT FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98    46.18
99   129.35
00   -15.15
01   -20.37

BEST QUARTER:   Q4 '99  +63.08%
WORST QUARTER:  Q1 '00  -21.17%


            AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                    SINCE INCEPTION
                                       1 YEAR          (9/30/97)
-------------------------------------------------------------------
FUND:
  BEFORE TAXES                           -20.37%         20.86%
  AFTER TAXES ON DISTRIBUTIONS           -20.37          14.11
  AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                -12.40          14.85
INDEX: (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)
  MSCI ALL COUNTRY WORLD INDEX
  FREE                                   -15.91           1.89



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -7.94%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE MORGAN STANLEY CAPITIAL INTERNATIONAL ("MSCI") ALL COUNTRY WORLD INDEX FREE IS A MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF 1,784 COMPANIES WITH AVERAGE MARKET CAPITALIZATIONS OF US $5.9 BILLION. THE INDEX IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED COUNTRIES IN NORTH AMERICA, EUROPE, AND THE PACIFIC RIM. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS THAT ARE NOT PURCHASABLE BY FOREIGNERS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.80%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.57%
--------------------------------------------------------
Total annual fund operating expenses         1.37%
--------------------------------------------------------
Waiver of fund expenses                     (0.32%)
--------------------------------------------------------
NET EXPENSES                                 1.05%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003 the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $110              $439              $780             $1,795

   GLOBAL TECHNOLOGY FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in the equity securities of U.S. and foreign companies with business operations in technology and technology-related industries. These companies may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 300% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 80% of its assets in technology related equity securities. Normally, at least 80% of its assets will be invested in the securities of companies located in at least three different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SECTOR RISK--Is the possibility that the technology sector may perform differently than other sectors or as the market as a whole. The Fund's performance will be more susceptible to any economic, business or other developments which generally affect the technology sector.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

6

   GLOBAL TECHNOLOGY FUND

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.


For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE
The two tables below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

99   493.73
00   -36.37
01   -49.26

BEST QUARTER:   Q4 '99  +97.59%
WORST QUARTER:  Q1 '01  -43.08%


            AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                    SINCE INCEPTION
                                       1 YEAR          (7/31/98)
-------------------------------------------------------------------
FUND:
  BEFORE TAXES                           -49.26%         44.04%
  AFTER TAXES ON DISTRIBUTIONS           -49.26          33.48
  AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                -30.00          35.91
INDEX: (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)
  MERRILL LYNCH 100 TECHNOLOGY
  INDEX                                  -32.55           8.88



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2002 WAS -32.07%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


IPOS HAVE THE POTENTIAL TO PRODUCE, AND HAVE IN FACT PRODUCED, SUBSTANTIAL GAINS FOR THE FUND. THERE IS NO ASSURANCE THAT THE FUND WILL HAVE CONTINUED ACCESS TO PROFITABLE IPOS OR THAT IPOS WILL CONTINUE TO HAVE THE SAME EFFECT ON PERFORMANCE AS FUND ASSETS GROW. THEREFORE INVESTORS SHOULD NOT RELY ON THESE PAST GAINS AS AN INDICATION OF FUTURE PERFORMANCE.

INDEX: THE UNMANAGED MERRILL LYNCH 100 TECHNOLOGY INDEX TRACKS THE PERFORMANCE OF THE 100TH LARGEST SECURITIES IN THE GLOBAL TECHNOLOGY SECTOR.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.46%
--------------------------------------------------------
Total annual fund operating expenses         1.46%
--------------------------------------------------------
Waiver of fund expenses                     (0.02%)
--------------------------------------------------------
NET EXPENSES                                 1.44%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $151              $481              $845             $1,926

   GLOBAL HEALTH CARE FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum long-term capital appreciation.

In pursuing this goal, the Fund invests primarily in the equity securities of U.S. and foreign companies with business operations in the health care and health care-related industries. The Fund considers the health care sector to include any company that designs, manufactures, or sells products or services used for or in connection with health care or medicine (such as pharmaceutical companies, biotechnology research firms, companies that sell medical products and companies that own or operate health care facilities). Such companies derive at least 50 percent of their revenues or profits from goods produced or sold, investments made, or services performed in the health care sector. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 300% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund will normally invest at least 80% of its assets in health care sector securities. Normally, the Fund will invest at least 80% of its assets in the securities of companies located in at least three different countries, including the United States, and may invest a significant portion of its assets in the securities of U.S. issuers. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in securities of other companies the Investment Adviser believes will benefit from developments in the health care industry. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / NON-DIVERSIFICATION--Because the Fund will be able to invest its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SECTOR RISK--The value of the Funds shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation. Government regulation may impact the demand for products and services offered by health care companies. Also, the products and services offered by the health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations. Because the Fund focuses its investments in the health care industry, the value of your shares may rise and fall more than the value of shares of a fund that invests more broadly.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

   CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

   POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

   REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

   MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

   EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

8

   GLOBAL HEALTH CARE FUND


/ / IPOS--have the potential to produce, and have in fact produced, substantial gains for the Fund. There is no assurance that IPOs will continue to have the same effect on performance as Fund assets grow. Therefore investors should not rely on the Fund's past gains as an indication of future performance. See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE
The two tables below provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

00   96.17
01   -9.53

BEST QUARTER:   Q1 '00  +60.37%
WORST QUARTER:  Q1 '01  -22.65%


              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                       SINCE INCEPTION
                                          1 YEAR          (8/31/99)
----------------------------------------------------------------------
FUND:
  BEFORE TAXES                                -9.53%        53.98%
  AFTER TAXES ON DISTRIBUTIONS                -9.53         48.22
  AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                         -5.80         42.35
INDEX: (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)
  RUSSELL 3000 HEALTHCARE INDEX              -11.83          6.02



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF JUNE 30, 2002 WAS -29.50%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE UNMANAGED RUSSELL 3000 HEALTHCARE INDEX TRACKS THE PERFORMANCE OF COMPANIES INVOLVED IN MEDICAL SERVICES OR HEALTHCARE IN THE RUSSELL 3000 INDEX. THE HEALTHCARE SECTOR IS COMPOSED OF BIOTECHNOLOGY RESEARCH AND PRODUCTIONS, DRUGS, HOSPITAL SUPPLIES, MEDICAL SERVICES AND MISCELLANEOUS HEALTHCARE INDUSTRIES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses                                                        0.36%
----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.36%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. As of March 31, 2002 the Fund's operating expense were below the 1.40% expense limitation and the Investment Adviser had fully recouped fees forgone and expense paid under the expense limitation agreement. See "Expense Waivers" on page 38.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

The example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods.

The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after waivers for the 1 year period, and before waivers for the 3 year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


  Year 1     Year 3      Year 5     Year 10
  $143        $450        $789       $1,796

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in large capitalized companies ("large cap stocks") located in over 50 countries worldwide. In the opinion of the Fund's Investment Adviser largecap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. In foreign markets, the capitalization range for large capitalization stocks will generally be lower than the U.S. and will vary. The market capitalization ranges of the large cap stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in equity securities. In addition, the Fund spreads its investments among countries, with at least 80% of its assets invested in the securities of companies located in at least three foreign countries. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities or issuers with smaller market capitalizations. The Fund may invest up to 20% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

10

   INTERNATIONAL CORE GROWTH FUND

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.


See "Principal Strategies, Risks and Other Information" starting on page 45.

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97    30.63
98    21.54
99    69.07
00   -23.08
01   -27.97

BEST QUARTER:   Q4 '99  +43.70%
WORST QUARTER:  Q1 '01  -18.22%


               AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                          SINCE INCEPTION
                                 1 YEAR        5 YEAR       (12/27/96)
-------------------------------------------------------------------------
FUND:
  BEFORE TAXES                      -27.97%      8.26%          8.45%
  AFTER TAXES ON
  DISTRIBUTIONS                     -27.88       7.42           7.61
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                       -16.94       6.43           6.59
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                  -21.44       0.89           0.85
  MSCI EAFE



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -2.54%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX (MSCI EAFE) IS AN UNMANAGED TOTAL-RETURN PERFORMANCE BENCHMARK. IT IS A CAPITALIZATION-WEIGHTED INDEX REPRESENTATIVE OF THE STOCK MARKET STRUCTURE OF EUROPE AND THE PACIFIC BASIN.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                                             1.00%
---------------------------------------------------------------------------------
Distribution (12b-1) fee                                                   None
---------------------------------------------------------------------------------
Other expenses                                                             0.36%
---------------------------------------------------------------------------------
Total annual fund operating expenses                                       1.36%
---------------------------------------------------------------------------------
Waiver of fund expenses                                                   (0.21%)
---------------------------------------------------------------------------------
NET EXPENSES                                                               1.15%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $121        $451        $790       $1,797

   INTERNATIONAL GROWTH OPPORTUNITIES FUND
  (FORMERLY INTERNATIONAL SMALL CAP GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in smaller-capitalized companies ("small cap stocks") located in over 50 countries worldwide. In the opinion of the Fund's Investment Adviser small cap stocks are those whose stock market capitalization's are predominantly in the bottom 25% of publicly traded companies as measure by stock market capitalizations in each country. In foreign markets the capitalization ranges for small cap stocks may be significantly higher or lower than the U.S. and will vary. The market capitalization ranges of small cap stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets. The Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "small cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities. Under normal conditions, the Fund invests at least 80% of its assets in securities of companies located in at least three countries outside the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities of issuers with larger market capitalizations. The Fund may invest up to 20% of its assets in U.S. issuers.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

12

   INTERNATIONAL GROWTH OPPORTUNITIES FUND
  (FORMERLY INTERNATIONAL SMALL CAP GROWTH FUND


See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98    36.34
99   128.11
00   -12.14
01   -26.08

BEST QUARTER:   Q4 '99  +56.30%
WORST QUARTER:  Q1 '01  -18.05%


                 AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                                   SINCE
                                                                 INCEPTION
                                   1 YEAR          5 YEAR        (12/31/97)
----------------------------------------------------------------------------
FUND:
  BEFORE TAXES                        -26.08%          18.17%       8.45%
  AFTER TAXES ON
  DISTRIBUTIONS                       -26.03           13.94        7.61
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                         -15.84           13.15        6.59
INDEX: (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)
  SALOMON SMITH BARNEY WORLD
  EX US EMI                           -15.69           -1.05        1.20



THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS 0.91%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: SALOMON SMITH BARNEY WORLD EX US EMI INDEX IS AN UNMANAGED TOTAL-RETURN PERFORMANCE BENCHMARK. THE INDEX IS AN WORLD EQUITY INDEX REPRESENTATIVE OF SMALL CAPITALZATION SECURITIES, DEFINED AS THE BOTTOM 20% OF ANY GIVEN COUNTRIES AVAILABLE MARKET CAPITALIZATION EXCLUDING THE U.S.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                                             1.00%
---------------------------------------------------------------------------------
Distribution (12b-1) fee                                                   None
---------------------------------------------------------------------------------
Other expenses                                                             0.42%
---------------------------------------------------------------------------------
Total annual fund operating expenses                                       1.42%
---------------------------------------------------------------------------------
Waiver of fund expenses                                                   (0.01%)
---------------------------------------------------------------------------------
NET EXPENSES                                                               1.41%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $148        $469        $823       $1,874

   INTERNATIONAL STRUCTURED FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in companies located throughout the world.

The Investment Adviser focuses on identifying the strongest investment opportunities in the international equity universe by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis. The process begins with the Investment Adviser's quantitative research model, which estimates a rate of return for each stock in the investment universe based on an array of factors. The research model focuses on key characteristics of change such as earnings trends, the rate of earnings acceleration in reported and expected earnings and positive earnings revisions. In the opinion of the Investment Adviser, companies with upward earnings revisions and those reporting earnings above expectations will outperform the market.

When determining whether positive change is sustainable over the long term, the Investment Adviser analyzes fundamental quality by focusing on a number of variables including valuation measures and price appreciation potential. Once the Investment Adviser has assessed an investment opportunity for the presence of a positive catalyst and sustainability, it seeks confirming signals that these changes are beginning to be recognized by the market through rising stock prices. The Investment Adviser seeks to position the Fund's portfolio to minimize volatility and ultimately maintain a low tracking error in comparison to the Fund's benchmark, the MSCI EAFE Index. The Investment Adviser considers whether to sell a particular security when any of these factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in equity securities. In addition, the Fund spreads its investments among countries, with at least 80% of its assets invested in the securities of companies located in at least three foreign countries. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.


See "Principal Strategies, Risks and Other Information" starting on page 45.

14

   INTERNATIONAL STRUCTURED FUND

[GRAPHIC]PAST PERFORMANCE


The International Structured Fund commenced investment operations on May 7, 2001. The Fund's inception to date performance as of June 30, 2002 was -7.41%.


[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.85%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               14.97%
--------------------------------------------------------
Total annual fund operating expenses         15.82%
--------------------------------------------------------
Waiver of fund expenses                     (14.46%)
--------------------------------------------------------
NET EXPENSES                                 1.36%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


            Year 1                           Year 3
             $143                            $3,718

   EMERGING COUNTRIES FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors.

The Investment Adviser seeks companies in the early stages of development, believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may also lend portfolio securities on a short-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities. In addition, the Fund spreads its investments among countries. Normally, at least 80% of its assets will be invested in companies located in at least three foreign countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--Foreign securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.


See "Principal Strategies, Risks and Other Information" starting on page 45.

16

   EMERGING COUNTRIES FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

95     6.96
96    28.08
97    10.12
98   -21.22
99    78.96
00   -35.00
01   -14.87

BEST QUARTER:   Q4 '99  +38.17%
WORST QUARTER:  Q3 '98  -25.93%


                  AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                               SINCE INCEPTION
                                 1 YEAR           5 YEAR         (11/28/94)
------------------------------------------------------------------------------
FUND:
  BEFORE TAXES                      -14.87%            2.99%             1.56%
  AFTER TAXES ON
  DISTRIBUTIONS                     -14.78            -4.59              0.31
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                        -8.96            -2.99              0.75
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  MSCI EMF                           -2.37            -5.74             -4.89



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -0.64%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX (MSCI EMF) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 EMERGING MARKET COUNTRIES IN EUROPE, LATIN AMERICA, AND THE PACIFIC BASIN. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY FOREIGNERS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.25%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.64%
--------------------------------------------------------
Total annual fund operating expenses         1.89%
--------------------------------------------------------
Waiver of fund expenses                     (0.39%)
--------------------------------------------------------
NET EXPENSES                                 1.50%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $158              $605             $1,076            $2,475

   U.S. LARGE CAP SELECT GROWTH FUND
  (FORMERLY LARGE CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 80% of its assets in large capitalization equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE
The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97    46.07
98    60.80
99    96.11
00   -23.98
01   -41.21

BEST QUARTER:   Q4 '99  +47.88%
WORST QUARTER:  Q1 '01  -30.15%


                  AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                               SINCE INCEPTION
                                 1 YEAR           5 YEAR         (12/27/96)
------------------------------------------------------------------------------
FUND:
  BEFORE TAXES                      -41.21%           15.54%        15.24%
  AFTER TAXES ON
  DISTRIBUTIONS                     -41.21            13.08         12.79
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                       -25.10            11.61         11.37
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL 1000 GROWTH               -20.42             8.27          7.93



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -22.65%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL 1000 GROWTH IS AN UNMANAGED INDEX CONTAINING THOSE COMPANIES AMONG THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE RUSSELL 1000 INDEX CONTAINS THE TOP 1,000 SECURITIES OF THE RUSSELL 3000 INDEX, WHICH IS COMPRISED OF THE 3,000 LARGEST U.S. COMPANIES AS DETERMINED BY TOTAL MARKET CAPITALIZATION. THE RUSSELL 1000 GROWTH IS CONSIDERED GENERALLY REPRESENTATIVE OF THE MARKET FOR LARGE CAP STOCKS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

18

   U.S. LARGE CAP SELECT GROWTH FUND
  (FORMERLY LARGE CAP GROWTH FUND)

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.75%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.34%
--------------------------------------------------------
Total annual fund operating expenses         1.09%
--------------------------------------------------------
Waiver of fund expenses                     (0.19%)
--------------------------------------------------------
NET EXPENSES                                 0.90%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $95               $351              $623             $1,430

   U.S. EQUITY GROWTH FUND
  (FORMERLY MID CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in stocks from a universe of U.S. companies with midsize market capitalizations. Generally, midsize companies are those with market capitalizations similar to the Russell MidCap Growth Index as measured at the time of purchase. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for future capital gain opportunities even if the company is no longer "midcap."

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its assets in equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser; greater investment opportunities exist, the Fund may also invest in securities of issuers with smaller or larger market capitalizations.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

20

   U.S. EQUITY GROWTH FUND
  (FORMERLY MID CAP GROWTH FUND)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

94   -10.52
95    38.57
96    16.46
97    16.66
98    14.65
99    99.11
00   -13.76
01   -43.28

BEST QUARTER:   Q4 '99  +63.45%
WORST QUARTER:  Q3 '01  -34.65%


              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (4/19/93)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -43.28%      5.43%         15.49%
  AFTER TAXES ON
  DISTRIBUTIONS                   -43.28       2.10          13.92
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                  -26.36       3.91          13.63
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL MIDCAP GROWTH           -20.16       9.02          13.10



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -17.07%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.



INDEX: THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES AMONG THE 800 SMALLEST IN THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE INDEX INCEPTED AFTER THE FUND ON 12/31/85. THE RUSSELL MIDCAP GROWTH INDEX IS CONSIDERED GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR MID CAP STOCKS. THE INDEX IS UNMANAGED.


THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.75%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.33%
--------------------------------------------------------
Total annual fund operating expenses         1.08%
--------------------------------------------------------
Waiver of fund expenses                     (0.07%)
--------------------------------------------------------
NET EXPENSES                                 1.01%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1          Year 3          Year 5         Year 10
     $106            $350            $619           $1,419

   EMERGING GROWTH FUND
  (FORMERLY SMALL CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with small market capitalizations. Generally, small companies are those with market capitalizations similar to the Russell 2000 Growth Index as measured at the time of purchase. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "small cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 75% of its total assets in U.S. equity securities. When in the opinion of the Investment Adviser; greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

22

   EMERGING GROWTH FUND
  (FORMERLY SMALL CAP GROWTH FUND)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

94    -3.51
95    35.90
96    18.88
97    12.10
98     4.37
99    93.66
00   -24.65
01   -22.10

BEST QUARTER:   Q4 '99  +51.78%
WORST QUARTER:  Q3 '01  -27.46%


               AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                          SINCE INCEPTION
                                 1 YEAR        5 YEAR        (10/1/93)
-------------------------------------------------------------------------
FUND:
  BEFORE TAXES                      -22.10%      5.87%          9.24%
  AFTER TAXES ON
  DISTRIBUTIONS                     -22.10       2.67           5.72
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                       -13.46       3.91           6.42
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL 2000 GROWTH                -9.23       2.87           6.50



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -14.67%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IN AN UNMANAGED INDEX AND IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS DETERMINED BY TOTAL MARKET CAPITALIZATION.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.34%
--------------------------------------------------------
Total annual fund operating expenses         1.34%
--------------------------------------------------------
Waiver of fund expenses                     (0.12%)
--------------------------------------------------------
NET EXPENSES                                 1.22%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $128              $431              $765             $1,757

   GROWTH DISCOVERY FUND
  (FORMERLY MINI CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its goal, the Fund invests primarily in common stocks of U.S. companies with "mini" market capitalizations. Generally, these companies are those with market capitalizations of $750 million and less as measured at the time of purchase that offer superior growth prospects. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "mini cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in equity securities. When in the opinion of the Investment Adviser; greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.

[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

24

   GROWTH DISCOVERY FUND
  (FORMERLY MINI CAP GROWTH FUND)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

96    28.73
97    30.19
98     8.43
99    84.82
00   -20.67
01    -3.42

BEST QUARTER:   Q4 '99  +65.50%
WORST QUARTER:  Q4 '00  -27.07%


              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (7/12/95)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                     -3.42%     14.86%         18.22%
  AFTER TAXES ON
  DISTRIBUTIONS                    -3.42       7.94          12.47
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                   -2.08       9.73          13.24
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL 2000 GROWTH              -9.23       2.87           5.21



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -5.59%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS DETERMINED BY TOTAL MARKET CAPITALIZATION.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.25%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.35%
--------------------------------------------------------
Total annual fund operating expenses         1.60%
--------------------------------------------------------
Waiver of fund expenses                     (0.03%)
--------------------------------------------------------
NET EXPENSES                                 1.57%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $165              $526              $925             $2,110

   LARGE CAP VALUE FUND
  (FORMERLY VALUE FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. The Fund emphasizes equity securities of undervalued, large U.S. companies. In pursuing its goal, the Fund invests primarily in a universe of large U.S. companies with market capitalizations corresponding to the Russell 1000 Index as well as stocks in traditional value sectors with market capitalization above the smallest 5% of the Russell 1000 Index. Generally, this means companies with market capitalization greater than $3.0 billion as measured at the time of purchase.

The Investment Adviser seeks to capitalize on leading companies in traditional value-oriented sectors and companies with near-term issues whose share price has been driven to unreasonably low valuations as a result of market overreaction. In analyzing specific companies for possible investment, The Investment Adviser employs a multidimensional approach to stock selection, integrating detailed fundamental analysis with a proprietary quantitative model to identify the best large cap value investment opportunities in its universe. First stocks are evaluated using a quantitative model, which applies the Investment Adviser's stock selection philosophy to a select number of companies. Stocks that most strongly demonstrate the Investment Adviser's investment criteria of attractive valuation, financial strength, and positive change become the focus of hands on traditional research. When narrowing the investment universe, a combination of the proprietary quantitative stock-selection technique coupled with fundamental research provides the detailed analysis required to make informed investment decisions. The Investment Adviser considers whether to sell a particular security when the reason for its original purchase is no longer valid.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its total assets in the equity securities of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / VALUE INVESTING--The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the Investment Adviser believes is its full value. It may even decrease in value. However, because the Fund's focus on undervalued stocks, the Fund's downside risk may be less than with small company stocks since value stocks are in theory already underpriced.

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

26

   LARGE CAP VALUE FUND
  (FORMERLY VALUE FUND)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97   40.55
98   20.13
99    8.88
00    7.82
01   -1.02

BEST QUARTER:   Q4 '98  +16.99%
WORST QUARTER:  Q3 '98  -12.43%


              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (4/30/96)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                     -1.02%     14.43%         17.01%
  AFTER TAXES ON
  DISTRIBUTIONS                    -1.62      12.98          15.36
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                   -0.54      11.38          13.57
INDEX:(REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL 1000 VALUE               -5.60      11.13          12.45



THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS -6.78%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                0.75%
---------------------------------------------------------
Distribution (12b-1) fee                       None
---------------------------------------------------------
Other expenses                                0.39%
---------------------------------------------------------
Total annual fund operating expenses          1.14%
---------------------------------------------------------
Waiver of fund expenses                      (0.29%)
---------------------------------------------------------
NET EXPENSES                                  0.85%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $89               $364              $648             $1,492

   VALUE OPPORTUNITIES FUND
  (FORMERLY SMALL CAP VALUE FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests primarily in a universe of smaller U.S. companies with market capitalizations corresponding to the Russell 2000 Index as well as stocks in traditional value sectors with market capitalization below the top 5% of the Russell 2000 Index. Generally, this means companies with market capitalization ranging from approximately $1.5 billion to $100 million.

The Investment Adviser seeks to capitalize on leading companies in traditional value-oriented sectors and companies with near-term issues whose share price has been driven to unreasonably low valuations as a result of market overreaction. In analyzing specific companies for possible investment, The Investment Adviser employs a multidimensional approach to stock selection, integrating detailed fundamental analysis with a proprietary quantitative model to identify the best large cap value investment opportunities in its universe. First stocks are evaluated using a quantitative model, which applies the Investment Adviser's stock selection philosophy to a select number of companies. Stocks that most strongly demonstrate the Investment Adviser's investment criteria of attractive valuation, financial strength, and positive change become the focus of hands on traditional research. When narrowing the investment universe, a combination of the proprietary quantitative stock-selection technique coupled with fundamental research provides the detailed analysis required to make informed investment decisions. The Investment Adviser considers whether to sell a particular security when the reason for its original purchase is no longer valid.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its assets in equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser; greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / VALUE INVESTING--The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the Investment Adviser believes is its full value. It may even decrease in value. However, because the Fund's focus is on undervalued stocks, the Fund's downside risk may be less than with growth company stocks since value stocks are in theory already underpriced.

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


See "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE


The Small Cap Value Fund commenced investment operations on May 1, 2001. The Fund's inception to date performance as of June 30, 2002 was 11.55%.

28

   VALUE OPPORTUNITIES FUND
  (FORMERLY SMALL CAP VALUE FUND)

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee                      None
--------------------------------------------------------
Other expenses                               0.44%
--------------------------------------------------------
Total annual fund operating expenses         1.44%
--------------------------------------------------------
Waiver of fund expenses                     (0.14%)
--------------------------------------------------------
NET EXPENSES                                 1.30%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


           Year 1                        Year 3
            $137                          $462

   CONVERTIBLE FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum total return, consisting of capital appreciation and current income. In pursuing its goal, the Fund invests primarily in securities that are convertible into common stock.

The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. The Investment Adviser seeks to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its assets in securities that are convertible into common stock. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. It may also invest in securities issued by the U.S. government and its agencies and instrumentalities.


The Fund may also invest up to 20% of its assets in debt securities rated below investment grade. For a description of these ratings, see "Bond Quality" beginning on page 53.

[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / CONVERTIBLE SECURITIES RISKS--Convertible securities have the investment characteristics of both equity and debt securities. These securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated.

/ / FIXED INCOME SECURITIES RISKS--The value of bonds changes as interest rates fluctuate: if rates rise, the prices of bonds fall; if rates fall, their prices rise.

     BELOW AND LOW INVESTMENT GRADE BONDS--usually offer higher yields and generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default by the issuer. Convertible securities rated below investment grade and other bonds may be subject to some of the same risks as those inherent in below investment grade debt. Accordingly, these below investment grade bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.

/ / STOCK MARKET VOLATILITY--The prices of securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.


See "Principal Strategies, Risks and Other Information" starting on page 45.

30

   CONVERTIBLE FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

94    -7.59
95    22.26
96    21.02
97    23.30
98    21.54
99    51.51
00    -3.68
01   -16.75

BEST QUARTER:   Q4 '99  +35.64%
WORST QUARTER:  Q4 '00  -13.98%


               AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                          SINCE INCEPTION
                                 1 YEAR        5 YEARS       (4/19/93)
-------------------------------------------------------------------------
FUND:
  BEFORE TAXES                      -16.75%     12.73%         14.17%
  AFTER TAXES ON
  DISTRIBUTIONS                     -17.85      10.77          12.55
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                       -10.20       9.59          11.62
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  FIRST BOSTON CONVERTIBLE           -6.42       8.86          10.43



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -7.66%.



AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE FIRST BOSTON CONVERTIBLE INDEX IS AN UNMANAGED MARKET WEIGHTED INDEX REPRESENTING THE UNIVERSE OF CONVERTIBLE SECURITIES WHETHER THEY ARE CONVERTIBLE PREFERRED STOCKS OR CONVERTIBLE BONDS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                0.75%
---------------------------------------------------------
Distribution (12b-1) fee                       None
---------------------------------------------------------
Other expenses                                0.30%
---------------------------------------------------------
Total annual fund operating expenses          1.05%
---------------------------------------------------------
Waiver of fund expenses                      (0.05%)
---------------------------------------------------------
NET EXPENSES                                  1.00%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $105              $342              $604             $1,381

   HIGH YIELD BOND FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY


The Fund seeks a high level of current income and capital growth. In pursuing its goal, the Fund invests primarily in U.S. corporate high yield bonds.



In managing the Fund's investment portfolio, the Fund's Investment Adviser seeks to minimize the main risk associated with High Yield Bonds--Credit Risk. To this end, the Investment Adviser uses traditional high yield credit analysis combined with a disciplined, fundamental bottom-up research process that facilitates the early identification of high yield issuers demonstrating an ability to improve their fundamental characteristics. In the opinion of the Investment Adviser, high yield bond returns are driven by company performance, not by the direction of interest rates. Portfolio candidates are expected to exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance. The Investment Adviser's sell discipline is clearly defined and designed to drive the Fund's portfolio continually toward strength. A series of sell alerts triggering further verification research such as, change in credit fundamentals, decline in relative attractiveness to other issues, and decline in industry fundamentals are utilized and the Investment Adviser will consider selling a particular security if any of the original reasons for purchase materially changes.


[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its assets in U.S. corporate bonds rated single B or higher or of comparable quality if unrated with minimum issues size of $100 million. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For a description of these ratings, see "Bond Quality" beginning on page 48. Securities may bear rates that are fixed, variable or floating.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / LOW AND BELOW INVESTMENT GRADE BONDS--The bonds in which the Fund invests have a higher default risk than investment grade bonds. Below investment grade bonds are almost always uncollateralized and subordinated to other debt that an issuer has outstanding. Accordingly, below investment grade bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative.


/ / LIQUIDITY--The liquidity of individual corporate bonds varies considerably.
    Low and below investment grade corporate bonds have less liquidity than higher rated investment grade bonds, which may make it more difficult for the Fund to sell or buy at a favorable price and time.


/ / ECONOMIC--Low and below investment grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.


/ / INTEREST RATES--The returns of low and below investment grade bonds are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of the Fund's shares.



/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.



For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 45.


[GRAPHIC]PAST PERFORMANCE
The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

32

   HIGH YIELD BOND FUND

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97   21.40
98    4.52
99    9.55
00   -3.41
01    3.02

BEST QUARTER:   Q3 '97  +8.42%
WORST QUARTER:  Q3 '98  -6.95%


                AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                           SINCE INCEPTION
                                  1 YEAR        5 YEARS       (7/31/96)
--------------------------------------------------------------------------
FUND:
  BEFORE TAXES                         3.02%      6.70%          8.29%
  AFTER TAXES ON
  DISTRIBUTIONS                       -0.72       1.82           3.29
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                          1.83       2.98           4.21
INDEX: (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES
OR TAXES)
  SOLOMON SMITH BARNEY HIGH
  YIELD BOND                           5.44       3.48           4.58



THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -0.20%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.

INDEX: THE SOLOMON SMITH BARNEY HIGH YIELD INDEX CAPTURES THE PERFORMANCE OF BELOW INVESTMENT-GRADE DEBT SECURITIES ISSUED BY CORPORATIONS DOMICILED IN THE U.S. AND CANADA. THE INDEX INCLUDES CASH-PAY AND DEFERRED-INTEREST SECURITIES. THE INDEX IS UNMANAGED AND CONSIDERED GENERALLY REPRESENTATIVE OF THE MARKET FOR HIGH YIELD BONDS.
THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                                             0.60%
---------------------------------------------------------------------------------
Distribution (12b-1) fee                                                   None
---------------------------------------------------------------------------------
Other expenses                                                             0.43%
---------------------------------------------------------------------------------
Total annual fund operating expenses                                       1.03%
---------------------------------------------------------------------------------
Waiver of fund expenses                                                   (0.27%)
---------------------------------------------------------------------------------
NET EXPENSES                                                               0.76%



EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 38.


EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


    Year 1      Year 3      Year 5     Year 10
     $80         $313        $569       $1,332

   SIMPLIFIED ACCOUNT INFORMATION

                                                      OPENING AN ACCOUNT
      This is the minimum
      initial investment                                   $250,000
---------------------------------------------------------------------------------------------
       Use this type of
          application                        New Account Form or IRA Application
---------------------------------------------------------------------------------------------
                                 Each Fund offers a variety of features, which are described
       Before completing           in the "Your Account" section of this prospectus. Please
        the application              read this section before completing the application.
---------------------------------------------------------------------------------------------
                                        If you need assistance, contact your financial
        Completing the                                 representative,
          application                           or call us at (800) 551-8043.
---------------------------------------------------------------------------------------------
                                  Mail application and check, payable to: NICHOLAS-APPLEGATE
                                                     INSTITUTIONAL FUNDS,
   If you are sending money      PO BOX 8326, BOSTON, MA 02266-8326. Send private courier or
           by CHECK               overnight delivery service to: Boston Financial Services,
                                    c/o Nicholas-Applegate, 66 Brooks Drive, Braintree, MA
                                     02184. The Trust will not accept third-party checks.
---------------------------------------------------------------------------------------------
                                  Please read the bank wire or ACH section under the "Buying
                                  Shares" section below. You will need to obtain an account
   If you are sending money      number with the Trust by sending a completed application to:
      by BANK WIRE or ACH        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON,
                                 MA 02266-8326. To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                        BUYING SHARES
                                 The Trust is generally open on days that the New York Stock
                                  Exchange is open. All transactions received in good order
  The price you will receive     before the market closes (normally 4:00 p.m. Eastern time)
                                                   receive that day's NAV.
---------------------------------------------------------------------------------------------
                                 Instruct your bank to wire the amount you wish to invest to:
                                        STATE STREET BANK & TRUST CO.--ABA #011000028
   If you are sending money                            DDA #9904-645-0
         by BANK WIRE                        STATE STREET BOS, ATTN: MUTUAL FUNDS
                                     CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME],
                                                   [ACCOUNT NAME OR NUMBER]
---------------------------------------------------------------------------------------------
                                  Call your bank to ensure (1) that your bank supports ACH,
                                   and (2) this feature is active on your bank account. To
                                    establish this option, either complete the appropriate
   If you are sending money        sections when opening an account, contact your financial
            by ACH                 representative, or call us at (800) 551-8043 for further
                                          information. To initiate an ACH purchase,
                                              call the Trust at (800) 551-8043.

34

   SIMPLIFIED ACCOUNT INFORMATION

                                                      EXCHANGING SHARES
 This is the minimum exchange
 amount to open a new account                              $250,000
---------------------------------------------------------------------------------------------
                                  The Trust is open on days that the New York Stock Exchange is open. All transactions received in good order before the market closes (normally 4:00 p.m. Eastern time) receive that
  The price you will receive     day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.
---------------------------------------------------------------------------------------------
                                       The exchange must be to an account with the same
                                  registration. If you intend to keep money in the Fund you
                                   are exchanging from, make sure that you leave an amount
    Things you should know         equal to or greater than the Fund's minimum account size
                                   (see the "Opening an Account" section). To protect other
                                  investors, the Trust may limit the number of exchanges you can make.
---------------------------------------------------------------------------------------------
                                  Contact your financial representative, or call us at (800)
       How to request an          551-8043. The Trust will accept a request by phone if this
       exchange by PHONE         feature was previously established on your account. See the
                                       "Your Account" section for further information.
---------------------------------------------------------------------------------------------
                                 Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account
                                 number you are exchanging from, the shares or dollar amount
       How to request an         you wish to exchange, and the Fund you wish to exchange to.
       exchange by MAIL             Mail this request to: Nicholas-Applegate Institutional
                                                            Funds,
                                             PO BOX 8326, BOSTON, MA 02266-8326.

                                                           SELLING OR REDEEMING SHARES
                                               IN WRITING                               BY PHONE
                                  -----------------------------------------------------------------------------
                                                                          Selling shares by phone is a service
                                                                           option which must be established on
                                                                         your account prior to making a request.
                                                                           See the "Your Account" section, or
                                                                         contact your financial representative,
                                     Certain requests may require a      or call the Trust at (800) 551-8043 for
    Things you should know          SIGNATURE GUARANTEE. See the next    further information. The maximum amount
                                  section for further information. You      which may be requested by phone,
                                 may sell up to the full account value.  regardless of account size, is $50,000.
                                                                            Amounts greater than that must be
                                                                          requested in writing. If you wish to
                                                                          receive your monies by bank wire, the
                                                                               minimum request is $5,000.
----------------------------------------------------------------------------------------------------------------
                                       If you purchased shares through a financial representative or plan administrator/ sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

                                                           SELLING OR REDEEMING SHARES
                                               IN WRITING                               BY PHONE
                                  -----------------------------------------------------------------------------
                                       The Trust is open on days that the New York Stock Exchange is open.
  The price you will receive            All transactions received in good order before the market closes
                                            (normally 4:00 p.m. Eastern time) receive that day's NAV.
----------------------------------------------------------------------------------------------------------------
                                   Please put your request in writing,
                                   including: the name of the account
                                 owners, account number and Fund you are
                                 redeeming from, and the share or dollar Contact your financial representative,
    If you want to receive       amount you wish to sell, signed by all     or call us at (800) 551-8043. The
   your monies by BANK WIRE       account owners. Mail this request to:   proceeds will be sent to the existing
                                 NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,     bank wire address listed on the
                                 PO BOX 8326, BOSTON, MA 02266-8326. The                account.
                                 check will be sent to the existing bank
                                   wire address listed on the account.
----------------------------------------------------------------------------------------------------------------
                                                                         Contact your financial representative,
                                                                            or call us at (800) 551-8043. The
                                                                           proceeds will be sent in accordance
    If you want to receive          Please call us at (800) 551-8043.     with the existing ACH instructions on
      your monies by ACH                                                    the account and will generally be
                                                                         received at your bank two business days
                                                                             after your request is received.
----------------------------------------------------------------------------------------------------------------
                                   The Trust intends to pay in cash for all shares of a Fund redeemed, but the
                                 Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the Trust makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to
      Redemption in Kind           cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

                                                     SIGNATURE GUARANTEES
                                    A signature guarantee from a financial institution is
                                    required to verify the authenticity of an individual's
         A definition                signature. It can usually be obtained from a broker,
                                         commercial or savings bank, or credit union.
---------------------------------------------------------------------------------------------
                                    A signature guarantee is needed when making a written
                                                         request for
                                                    the following reasons:
                                      1. When selling more than $50,000 worth of shares;
                                   2. When you want a check or bank wire sent to a name or
       When you need one                                   address
                                         that is not currently listed on the account;
                                      3. To sell shares from an account controlled by a
                                                         corporation,
                                             partnership, trust or fiduciary; or
                                   4. If your address was changed within the last 60 days.

36

   YOUR ACCOUNT

TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investment for opening an account is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. The Funds may only accept orders for shares in states where they are legally able to offer shares.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.

Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange, and may occur in various foreign markets on days which are not business days of the New York Stock Exchange. Accordingly, a Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in a Fund's portfolio. If the methods utilized by the Investment Adviser to value the Fund's portfolio securities do not accurately reflect current market value, portfolio securities are valued at fair value as determined in good faith by or under policies established by the Trust's Board of Trustees.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund reserves the right to refuse any purchase order.

Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

PURCHASE OF SHARES JUST BEFORE RECORD DATE. If you buy shares of the Funds just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. When a distribution is paid out of the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class. To protect the interest of other investors in a Fund, the Trust may cancel the exchange privileges of any parties that, in the opinion of the Investment Adviser, are using market-timing strategies that adversely affect the Fund. Guidelines for exchanges are available from the Distributor upon request. The Trust may also refuse any exchange order.

REDEMPTIONS IN KIND. When a Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

CERTIFICATED SHARES. Shares of the Trust are electronically recorded. The Trust does not normally issue certificated shares.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:


       ANNUALLY*             QUARTERLY             MONTHLY
 Worldwide Growth       Convertible          High Yield Bond
 Global Select
 Global Technology
 Global Health Care
 International Core
 Growth
 International Growth
 Opportunities
 Emerging Countries
 U.S. Large Cap Select
 Growth
 U.S. Equity Growth
 Emerging Growth
 Growth Discovery
 Large Cap Value
 International
 Structured
 Value Opportunities

Any net capital gains are distributed annually.

* Annual dividends and net capital gains are normally distributed in the last calendar quarter.


DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

SMALL ACCOUNTS. If you draw down a non-retirement account so that its total value is less than $250,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

38

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Funds are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Founded in 1984, the Investment Adviser currently manages approximately
$20 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.



The International Opportunities, Global Technology and Emerging Countries Funds, may when feasible invest in the Indian stock markets through Nicholas-Applegate Southeast Asia Fund, Ltd a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia Markets where deemed appropriate or advisable by the Investment Adviser. The Fund and Mauritius Subsidiary will be treated as one entity, and their holdings of investments are aggregated, for the purposes of applying the investment and borrowing restrictions. All investments made by the Mauritius Subsidiary will form part of the assets of the Fund and will be disclosed in the schedule of investments of the Fund.


INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:

    Global Technology Fund                                             1.00%
    Global Health Care Fund                                            1.00%
    Growth Discovery Fund                                              1.25%
    Emerging Growth Fund                                               1.00%
    Global Select Fund                                                 0.80%
    Emerging Countries Fund                                            1.25%
    Value Opportunities                                                1.00%

The Worldwide Growth, International Core Growth and International Growth Opportunities Funds each pays monthly at the following annual rates:

                        1.00% on the first $500 million
                         0.90% on the next $500 million
                  0.85% on net assets in excess of $1 billion

The International Structured Fund pays monthly at the following annual rates:

                        0.85% on the first $500 million
                        0.775% on the next $500 million
                  0.75% on net assets in excess of $1 billion

The High Yield Bond Fund pays monthly at the following annual rates:

                        0.60% on the first $500 million
                         0.55% on the next $500 million
                  0.50% on net assets in excess of $1 billion


The U.S. Large Cap Select Growth, U.S. Equity Growth, Large Cap Value and Convertible Funds each pays monthly at the following annual rates:


                        0.75% of the first $500 million
                        0.675% on the next $500 million
                  0.65% on net assets in excess of $1 billion

EXPENSE WAIVERS

The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, brokerage, the expenses incurred from the creation and operation of the Mauritius entity and extraordinary expenses, do not exceed the percentages, as set forth below, for the Class I shares of each Fund through March 31, 2003. In subsequent years, overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid under the expense limitation agreement, as each Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed.


    Emerging Growth Fund                                               1.25%
    U.S. Equity Growth                                                 1.00%
    U.S. Large Cap Select Growth                                       0.90%
    Large Cap Value                                                    0.85%
    Value Opportunities                                                1.30%
    Emerging Countries                                                 1.50%
    International Core Growth                                          1.15%
    Growth Discovery                                                   1.56%
    Global Technology                                                  1.40%
    Global Health Care                                                 1.40%
    International Growth Opportunities                                 1.40%
    Worldwide Growth                                                   1.00%
    International Structured                                           1.25%
    Convertible                                                        1.00%
    Global Select                                                      1.05%
    High Yield Bond                                                    0.75%

MULTI CLASS STRUCTURE

Certain Funds also offer Class R Shares, which have different service charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

SHAREHOLDER SERVICES

The Investment Adviser may make additional payments from its own resources to intermediaries for providing certain services for shareholders and for the maintenance of shareholder accounts. This in no way affects the advisory fee paid by each of the Funds. Contact the Investment Adviser for more information.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades a Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 300% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management.

PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL


HORACIO A. VALEIRAS, CFA



CHIEF INVESTMENT OFFICER



Since 2002 responsible for management of all investment and trading functions;
    15 years of prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherrerd; and Credit Suisse First Boston



M.B.A.--University of California, Berkley; S.M.--Massachusetts Institute of
    Technology; B.S.--Virginia Tech


CATHERINE SOMHEGYI NICHOLAS



LEAD PORTFOLIO MANAGER GLOBAL EQUITIES



Since 2002; Chief Investment Officer 1997-2002; Portfolio Manager 1987-1997
    Domestic Equities; prior investment management experience with Professional Asset Securities, Inc. and Pacific Century Advisers



M.B.A. and B.S.--University of Southern California



GLOBAL SELECT AND WORLDWIDE GROWTH


THOMAS BLEAKLEY

PORTFOLIO MANAGER

Since 1995; 3 years prior investment management experience with Twentieth
    Century Investors and Dell Computer Corporation

M.B.A.--University of Texas--B.S. Boston University

GLOBAL TECHNOLOGY

ANDREW B. GALLAGHER

PORTFOLIO MANAGER

Since 1992; 7 years prior investment management experience with Pacific Century
    Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

WORLDWIDE GROWTH

RANDALL S. KAHN, CFA

PORTFOLIO MANAGER

Since 1999; 12 years prior investment experience with American Century
    Investments, Daiwa Securities America, Inc. and Daiwa Securities Co., LTD.

B.A.--University of California, Berkley; M.B.A.--University of Chicago

INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, WORLDWIDE GROWTH AND GLOBAL SELECT

PEDRO V. MARCAL, JR.

PORTFOLIO MANAGER

Since 1996; Assistant Portfolio Manager 1994-1996; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals

B.A.--University of California, San Diego

GLOBAL SELECT AND WORLDWIDE GROWTH

LORETTA J. MORRIS

PORTFOLIO MANAGER

Since 1990; 10 years prior investment management experience with Collins
    Associates

Attended California State University, Long Beach

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, AND GLOBAL SELECT
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40

   ORGANIZATION AND MANAGEMENT

ERNESTO RAMOS, PH.D.

PORTFOLIO MANAGER

Since 1995; 1994-1995 Research Manager; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University

PH.D. Harvard University; B.S.--Massachusetts Institute of Technology

EMERGING COUNTRIES, WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, GLOBAL SELECT AND INTERNATIONAL STRUCTURED

LARRY SPEIDELL, CFA

DIRECTOR OF GLOBAL/SYSTEMATIC PORTFOLIO MANAGEMENT AND RESEARCH

Since 1994; 23 years prior investment management experience with Batterymarch
    Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, EMERGING COUNTRIES, GLOBAL SELECT AND INTERNATIONAL STRUCTURED

CHRISTOPHER ANGIOLETTI

PORTFOLIO MANAGER

Since 1999; 3 years prior investment experience with Sterling Johnston Capital
    Management, Inc.; Volpe, Brown, Whelan & Co., LLC; and Oppenheimer & Co.
    Inc.

B.A.--University of California, Los Angeles; J.D.--Vanderbilt University School of Law

INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, AND GLOBAL TECHNOLOGY

ANDREW BEAL

PORTFOLIO MANAGER

Since 2001; 10 years prior experience with Schroder Investment Management (UK)
    LTD.

B.S.--University of Bath, England

EMERGING COUNTRIES, WORLDWIDE GROWTH, GLOBAL
SELECT, INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

JASON CAMPBELL

PORTFOLIO MANAGER

Since 1998; prior experience with San Diego State University Economics
    Department

M.A. and B.A.--San Diego State University; Pontificia Universidade Catolica do
    Rio de Janeiro

EMERGING COUNTRIES, PACIFIC RIM, AND GLOBAL TECHNOLOGY

MELISA A. GRIGOLITE, CFA

PORTFOLIO MANAGER

Since 1996; 1993-1996 International Analyst; 1991-1993 Account Administrator;
    prior experience with SGPA Architecture and Planning

M.S.--San Diego State University; B.S.--Southwest Missouri State University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, AND INTERNATIONAL GROWTH OPPORTUNITIES

KENNETH H. LEE, CFA

PORTFOLIO MANAGER

Since 1999; 9 years prior investment experience with Wells Fargo Bank and Dean
    Witter Reynolds/ Lederer Quantitative Research

B.A.--University of California, Davis; attended Yonsei University, South Korea

EMERGING COUNTRIES

JESSICA L.G. OCCHIALINI

PORTFOLIO MANAGER

Since 1999; 1997-1999 Assistant Portfolio Manager; 1996-1997 Investment Analyst;
    1995-1996 Investment Assistant; 3 years prior experience with Eaton Vance Management and Union Capital Advisors

Attended University of Pennsylvania

EMERGING COUNTRIES

TRISHA C. SCHUSTER, CFA

PORTFOLIO MANAGER

Since 1998; 4 years prior investment experience with Bel Air Advisors/Bear
    Stearns and Farmers Insurance Company

B.A.--University of California, Los Angeles; M.B.A.--University of California,
    Irvine

GLOBAL HEALTH CARE

JON BORCHARDT

INVESTMENT ANALYST

Since 1996; 1994-1996 Senior Account Administrator; 5 years prior investment management experience with Union Bank

B.A. University of San Francisco

INTERNATIONAL CORE GROWTH, AND INTERNATIONAL GROWTH OPPORTUNITIES

JOHN CASARIETTI

INVESTMENT ANALYST

Since 2000; 1998-2000 International Account Administrator; 4 years prior experience with Interbank Funding Group and Barron Chase Securities

B.S.--The University of Southern California

EMERGING COUNTRIES
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                                                                              41

DAVID FUJISAKI

INVESTMENT ANALYST

Since 2001; 1 year prior experience with Jeffrey Slocum & Associates and Tennant
    Corporation Japan Branch

B.A.--Carleton College

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

REBECCA K. HAGSTROM, CFA

INVESTMENT ANALYST

Since 2000; 5 years prior experience with Prudential Global Asset Management;
    Prudential Capital Group and Prudential Realty Group

B.S. -- Georgia Institute of Technology

EMERGING COUNTRIES

CHRISTOPHER A. HERRERA

INVESTMENT ANALYST

Since 2000; 5 years prior experience as an intern with the firm and with Lehman
    Brothers Global Real Estate Group

M.B.A.--University of California, Berkeley B.S.--University of Southern
    California

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

THEODORA JAMISON

INVESTMENT ANALYST

Since 1999; 2 years prior investment experience with Donaldson, Lufkin &
    Jenrette and A.G. Edwards & Sons Inc.

B.S.--Menlo College

EMERGING COUNTRIES

PETER S. MOON

INVESTMENT ANALYST

Since 2001; 4 years prior investment experience with Johnson & Johnson and Sequus Pharmaceuticals, Inc. (Alza Corporation)

M.B.A.--Northwestern University Kellogg Graduate School of Management
    B.S.--University of California, Berkeley

GLOBAL HEALTH CARE

SHU NUNG LEE, CFA

INVESTMENT ANALYST

Since 2002; 6 years prior experience with Lehman Brothers, Tokyo; Credit Suisse
    First Boston, Hong Kong; and Toyota Motor Corp., Toyota City, Japan

M.B.A.--Columbia Business School; B.S.--Stanford University

EMERGING COUNTRIES

ANTONIO RAMOS

INVESTMENT ANALYST

Since 1999; 1998-1999 Project Manager for the Information Management Group; 10 years prior experience with Vintage Inc., Japan and Advanced Technologies Co., Ltd. Japan

B.A.--University of California at Berkeley

INTERNATIONAL STRUCTURED

KARL RICHTENBURG

INVESTMENT ANALYST

Since 2001; 8 years prior investment experience with GE Asset Management,
    International Equities and GFI Group Ltd., London

Dual M.B.A.--Fordham University, Graduate School of Business; Dual
    B.A.--Monmouth University

GLOBAL TECHNOLOGY, INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

ERIC SAGMEISTER

INVESTMENT ANALYST

Since 2000; trade settlement coordinator and operations department of Nicholas-Applegate 1995-2000. Previously with Qualcomm Communications.

B.A.--San Diego State University

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

ROLF SCHILD

INVESTMENT ANALYST

Since 1997; previous investment experience with Raiffeisen Bank, Switzerland

M.B.A. and B.S.--Basel University, Switzerland

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

MONTIE L. WEISENBERGER

INVESTMENT ANALYST

Since 2001; 6 years prior experience with Adams, Harkness & Hill and KPMG, LLP

M.H.A.--Georgia State University; M.B.A.--Georgia State University;
    B.A.--Flagler College

GLOBAL HEALTHCARE

EQUITY MANAGEMENT--U.S.


HORACIO A. VALEIRAS, CFA



CHIEF INVESTMENT OFFICER



Since 2002 responsible for management of all investment and trading functions;
    15 years of prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherrerd; and Credit Suisse First Boston



M.B.A.--University of California, Berkley; S.M.--Massachusetts Institute of
    Technology; B.S.--Virginia Tech

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42

   ORGANIZATION AND MANAGEMENT

THOMAS BLEAKLEY

PORTFOLIO MANAGER

Since 1995; 3 years prior investment management experience with Twentieth
    Century Investors and Dell Computer Corporation

M.B.A.--University of Texas--B.S. Boston University

EMERGING GROWTH AND GROWTH DISCOVERY

WILLIAM H. CHENOWETH, CFA

PORTFOLIO MANAGER

Since 1998; 12 years prior investment experience with Turner Investment
    Partners, Inc., and Jefferson-Pilot Corporation

M.B.A. and B.B.A.--Emory University

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

DOUGLAS FORSYTH, CFA

PORTFOLIO MANAGER

Since 1994; 3 years prior investment management experience with AEGON USA

B.B.A.--University of Iowa

CONVERTIBLE

ANDREW B. GALLAGHER

PORTFOLIO MANAGER

Since 1992; 7 years prior investment management experience with Pacific Century
    Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

JOHN C. MCCRAW

PORTFOLIO MANAGER

Since 1995; 1992-1995 Assistant Portfolio Manager, prior investment management experience with Nations Bank

M.B.A.--University of California, Irvine; B.A.--Flagler College

EMERGING GROWTH AND GROWTH DISCOVERY

MARK STUCKELMAN

PORTFOLIO MANAGER

Since 1995; 5 years prior investment management experience with Wells Fargo Bank
    Investment Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkeley

LARGE CAP VALUE AND VALUE OPPORTUNITIES

MICHAEL P. CARROLL

PORTFOLIO MANAGER

Joined firm in 1998; 3 years prior investment experience with Morgan Stanley
    Dean Witter & Co. and The University of Notre Dame Investment Office

B.B.A--University of Notre Dame

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

MICHAEL P. GIGGIE

INVESTMENT ANALYST

Since 2000, previous experience with PPG Industries, Inc.

M.B.A.--Indiana University; B.S.--United States Naval Academy

EMERGING GROWTH AND GROWTH DISCOVERY

KENNETH H. LEE, CFA

PORTFOLIO MANAGER

Since 1999; 9 years prior investment experience with Wells Fargo Bank and Dean
    Witter Reynolds/ Lederer Quantitative Research

B.A.--University of California, Davis; attended Yonsei University, South Korea

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

ELIZABETH LEMESEVSKI

INVESTMENT ANALYST

Since 2001, 10 years prior experience with T.A. McKay & Co.; Citibank; and
    CoreStates Philadelphia International Bank

M.B.A.--Fordham University; B.S.--Rutgers University

CONVERTIBLE

JOHN MAZUR

PORTFOLIO MANAGER

Since 1999; 1 year prior investment experience and 7 years of experience in the Biotech industry

M.B.A.--The Wharton School, University of Pennsylvania; B.S.--University of
    Southern California; attended Texas A&M University

EMERGING GROWTH GLOBAL TECHNOLOGY AND GROWTH DISCOVERY

LIANNE NELSON

INVESTMENT ANALYST, MID/LARGE CAP GROWTH

Since 2000; 2 years prior experience as an intern with the firm

B.A.--Princeton University

U.S LARGE CAP SELECT GROWTH AND U.S. EQUITY GROWTH
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                                                                              43

TRAVIS PRENTICE

PORTFOLIO MANAGER

Since 1997; prior experience with Merrill Lynch
    Private Client Group

M.B.A.--San Diego State University; B.A.--University of Arizona

EMERGING GROWTH AND GROWTH DISCOVERY

TRISHA C. SCHUSTER, CFA

PORTFOLIO MANAGER

Since 1998; 4 years prior investment experience with Bel Air Advisors/Bear
    Stearns and Farmers Insurance Company

B.A.--University of California, Los Angeles; M.B.A.--University of California,
    Irvine

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

WILLIAM L. STICKNEY

PORTFOLIO MANAGER

Since June 1999; 10 years prior investment experience with ABN AMRO, Inc.; Cowen
    & Company and Wayne Hummer & Company

M.M. Candidate--Northwestern University, J.L. Kellogg School of Management;
    B.S.--Miami University

CONVERTIBLE

MONTIE L. WEISENBERGER

INVESTMENT ANALYST

Since 2001; 6 years prior experience with Adams, Harkness & Hill and KPMG, LLP

M.H.A.--Georgia State University; M.B.A.--Georgia State University;
    B.A.--Flagler College

EMERGING GROWTH AND GROWTH DISCOVERY

MICHAEL E. YEE

PORTFOLIO MANAGER

Since 1998; 1996-1998 Domestic & Global Portfolio Account Administrator;
    1995-1996 Client Service Representative

M.B.A.--San Diego State Univesity; B.S.--University of California, San Diego

CONVERTIBLE

JOHN GRAVES

INVESTMENT ANALYST

Since 1997; 9 years previous experience with San Diego County District
    Attorney's Office and Imperial Savings

M.B.A.--San Diego State University; B.A.--Hunter College

LARGE CAP VALUE AND VALUE OPPORTUNITIES

JUSTIN KASS

INVESTMENT ANALYST

Since 2000; previously an intern on the team. Prior experience with Universal
    Studios, Ocean Realty and Center for Cooperatives

M.B.A.--The Anderson School at University of California, Los Angeles
    B.S.--University of California, Davis

CONVERTIBLE



THOMAS J. SMITH, CFA

INVESTMENT ANALYST

Since 1998; 1995-1998 Account Administrator; 4 years prior investment experience with Wells Fargo Bank and Dean Witter Reynolds

B.A.--San Diego State University

U.S. LARGE CAP SELECT GROWTH AND U.S. EQUITY GROWTH

HIGH YIELD BOND--MANAGEMENT TEAM

DOUGLAS FORSYTH, CFA

PORTFOLIO MANAGER

Since 1994; 3 years prior investment management experience with AEGON USA

B.B.A.--University of Iowa

WILLIAM L. STICKNEY

PORTFOLIO MANAGER

Since 1999; 10 years prior investment experience with ABN AMRO, Inc.; Cowen &
    Company; and Wayne Hummer & Company

M.B.A.--Northwestern University, J.L. Kellogg School of Management; B.S.--Miami
    University

MICHAEL E. YEE

PORTFOLIO MANAGER

Since 1998; 1996-1998 Domestic and Global Portfolio Account Administrator;
    1995-1996 Client Service Representative

M.B.A.--San Diego State University; B.S.--University of California, San Diego

JUSTIN KASS

INVESTMENT ANALYST

Since 2000; previously an intern on the team. Prior experience with Universal
    Studios, Ocean Realty and Center for Cooperatives

M.B.A.--The Anderson School at University of California, Los Angeles
    B.S.--University of California, Davis

44

   ORGANIZATION AND MANAGEMENT

ELIZABETH LEMESEVSKI

INVESTMENT ANALYST

Since 2001, 10 years prior experience with T.A. McKay & Co.; Citibank; and
    CoreStates Philadelphia International Bank

M.B.A.--Fordham University; B.S.--Rutgers University
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                                                                              45

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUNDS

Each Fund's goal and principal investment strategies, and the main risks of investing in the Funds, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, each Fund's investment strategy may be changed without shareholder approval. There can, of course, be no assurance that any Fund will achieve its investment goal.

Please note that each Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

INTERNATIONAL INVESTMENT RISKS AND CONSIDERATIONS

FOREIGN SECURITIES. The Worldwide Growth, Global Select, Global Technology, Global Health Care, International Core Growth, International Structured, International Growth Opportunities and Emerging Countries Funds invest in foreign securities as a principal strategy. The remainder of the Funds may invest in foreign securities as a non-principal strategy.

CURRENCY FLUCTUATION. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds must be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation, witholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Funds.

For example, with respect to the Mauritius Subsidiary, the Indian Revenue authorities from time to time re-examine the eligibility of Mauritius entities to tax relief granted under treaty between India and Mauritius. Under the terms of the treaty, entities such as the Mauritius Subsidiary are not taxed on income from capital gains arising in India on the sale of Indian securities, a rate which can be as high as 30%. While the Funds expect to continue to utilize the Mauritius Subsidiary and rely on the treaty and its benefits, there is no guarantee that Indian Revenue authorities will continue to allow treaty benefits. In that instance, those Funds could be liable for Indian taxes for the entire period during which the Mauritius Subsidiary held Indian securities.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

46

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES RISKS

The Convertible and High Yield Bond Funds invest in debt securities as a principal strategy. The remainder of the Funds may invest in debt securities as a non-principal strategy. The debt securities in which the Funds invest may be of any maturity. Fixed income securities are subject to the following risks:

MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.

BELOW INVESTMENT GRADE BOND RISKS

The Convertible and High Yield Bond Funds invest in debt securities rated below investment grade as a principal strategy. The remainder of the Funds may invest in debt securities rated below investment grade as a non-principal strategy. These securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.

Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

EQUITY-LINKED SECURITIES


Certain Funds may purchase Equity-Linked Securities; also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to access the securities market of a country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk there is of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.


REPURCHASE AGREEMENTS AND RISKS

Each Fund may enter into repurchase agreements as a non-principal investment strategy. A repurchase agreement is the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

TEMPORARY INVESTMENTS AND RISKS

Each Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other conditions call for a temporary defensive posture. Such a defensive position may result in a Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES' RISK

In order to generate additional income, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

HEDGING TRANSACTION RISKS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings on a non-principal basis. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures

48

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

50

   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Financial Highlights have been audited by Ernst & Young LLP with respect to the fiscal years ended March 31, 2002 and March 31, 2001 and the prior four fiscal years, if any. Please read in conjunction with the Trust's 2002 Annual Report which is available upon request.



                                                  INCOME FROM
                                             INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS FROM:
                                       ---------------------------------              -------------------------
                            NET ASSET         NET          NET REALIZED   TOTAL FROM     NET           NET       NET ASSET
                             VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT  INVESTMENT    REALIZED      VALUE,
                            BEGINNING  INCOME (LOSS) (3)   GAINS (LOSS)   OPERATIONS    INCOME    CAPITAL GAINS   ENDING

    U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT
GROWTH
  For the year ended
  03/31/02                   $22.61         $(0.11)          $ (4.42)      $ (4.53)    $   --       $    --      $ 18.08
  For the year ended
  03/31/01                    49.86          (0.19)           (26.03)       (26.22)        --         (1.03)       22.61
  For the period 5/7/99
  through 3/31/00             29.18          (0.14)            20.82         20.68         --            --        49.86
  For the period 4/1/99
  through 5/7/99 (1)          26.89          (0.01)             2.30          2.29         --            --        29.18
  For the year ended
  3/31/99                     16.50           0.01             10.53         10.54         --         (0.15)       26.89
  For the year ended
  3/31/98                     13.00          (0.02)             7.55          7.53         --         (4.03)       16.50
  12/27/96 (commenced) to
  3/31/97                     12.50             --              0.50          0.50         --            --        13.00
U.S. EQUITY GROWTH
  For the year ended
  03/31/02                   $13.60         $(0.09)          $ (2.11)      $ (2.20)    $   --       $    --      $ 11.40
  For the year ended
  03/31/01                    41.51          (0.20)           (19.98)       (20.18)        --         (7.73)       13.60
  For the period 5/7/99
  through 3/31/00             19.44          (0.15)            22.22         22.07         --            --        41.51
  For the period 4/1/99
  through 5/7/99 (1)          19.17          (0.01)             0.28          0.27         --            --        19.44
  For the year ended
  3/31/99                     17.16          (0.10)             2.76          2.66         --         (0.65)       19.17
  For the year ended
  3/31/98                     15.39          (0.07)             6.00          5.93         --         (4.16)       17.16
  For the year ended
  3/31/97                     16.26          (0.08)             0.49          0.41         --         (1.28)       15.39
  For the year ended
  3/31/96                     12.62          (0.03)             4.47          4.44         --         (0.80)       16.26
EMERGING GROWTH
  For the year ended
  03/31/02                   $ 9.57         $(0.04)          $  0.06       $  0.02     $   --       $    --      $  9.59
  For the year ended
  03/31/01                    27.03          (0.01)           (12.37)       (12.38)        --         (5.08)        9.57
  For the period 5/7/99
  through 3/31/00             14.02          (0.12)            13.51         13.39         --         (0.38)       27.03
  For the period 4/1/99
  through 5/7/99 (1)          13.53          (0.01)             0.50          0.49         --            --        14.02
  For the year ended
  3/31/99                     14.17          (0.14)             0.17          0.03         --         (0.67)       13.53
  For the year ended
  3/31/98                     11.06          (0.03)             5.10          5.07         --         (1.96)       14.17
  For the year ended
  3/31/97                     15.10          (0.08)            (0.31)        (0.39)        --         (3.65)       11.06
  For the year ended
  3/31/96                     11.58          (0.11)             4.45          4.34         --         (0.82)       15.10
GROWTH DISCOVERY
  For the year ended
  03/31/02                   $ 9.05         $(0.13)          $  1.96       $  1.83     $   --       $    --      $ 10.88
  For the year ended
  03/31/01                    42.54          (0.14)           (17.58)       (17.72)        --        (15.77)        9.05
  For the year ended
  3/31/00                     20.24          (0.35)            27.92         27.57         --         (5.27)       42.54
  For the year ended
  3/31/99                     25.05          (0.42)            (3.05)         3.47         --         (1.34)       20.24
  For the year ended
  3/31/98                     15.94          (0.17)            10.93         10.76         --         (1.65)       25.05
  For the year ended
  3/31/97                     15.85          (0.17)             0.84          0.67         --         (0.58)       15.94
  7/12/95 (commenced) to
  3/31/96                     12.50          (0.05)             3.40          3.35         --            --        15.85
LARGE CAP VALUE
  For the year ended
  03/31/02                   $23.42         $ 0.22           $  1.24       $  1.44     $(0.05)      $ (0.37)     $ 24.46
  For the year ended
  03/31/01                    21.74           0.24              1.64          1.88      (0.20)           --        23.42
  For the period 5/7/99
  through 3/31/00             22.99           0.18             (1.30)        (1.12)     (0.13)           --        21.74
  For the period 4/1/99
  through 5/7/99 (1)          20.90          (0.01)             2.10          2.09         --            --        22.99
  For the year ended
  3/31/99                     21.90           0.13              0.80          0.93      (0.12)        (1.81)       20.90
  For the year ended
  3/31/98                     15.06             --              8.27          8.27         --         (1.43)       21.90
  4/30/96 (commenced) to
  3/31/97                     12.50           1.50              3.11          4.61      (1.44)        (0.61)       15.06
VALUE OPPORTUNITIES
  5/1/01 (commenced) to
  03/31/02                   $12.50         $ 0.10           $  3.06       $  3.16     $(0.04)      $    --      $ 15.62
CONVERTIBLE
  For the year ended
  03/31/02 (2)               $23.14         $ 0.64           $ (1.69)      $ (1.05)    $(0.74)      $    --      $ 21.35
  For the year ended
  03/31/01                    33.67           0.70             (8.94)        (8.24)     (0.66)        (1.63)       23.14
  For the period 5/7/99
  through 3/31/00             22.21           0.49             11.44         11.93      (0.47)           --        33.67
  For the period 4/1/99
  through 5/7/99 (1)          21.53           0.05              0.63          0.68         --            --        22.21
  For the year ended
  3/31/99                     18.64           0.50              3.11          3.61      (0.54)        (0.18)       21.53
  For the year ended
  3/31/98                     14.97           0.47              4.20          4.67      (0.47)        (0.53)       18.64
  For the year ended
  3/31/97                     14.45           0.51              1.51          2.02      (0.52)        (0.98)       14.97
  For the year ended
  3/31/96                     11.86           0.53              2.59          3.12      (0.53)           --        14.45
 U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the year ended
  03/31/02 (2)               $10.82         $ 0.93           $ (0.91)      $  0.02     $(0.96)      $    --      $  9.88
  For the year ended
  03/31/01                    11.95           1.31             (1.22)         0.09      (1.22)           --        10.82
  For the period 5/7/99
  through 3/31/00             12.58           1.05             (0.64)         0.41      (1.04)           --        11.95
  For the period 4/1/99
  through 5/7/99 (1)          12.37           0.13              0.18          0.31      (0.10)           --        12.58
  For the year ended
  3/31/99                     13.46           1.25             (1.06)         0.19      (1.28)           --        12.37
  For the year ended
  3/31/98                     13.20           1.11              2.02          3.13      (1.15)        (1.72)       13.46
  7/31/96 (commenced) to
  3/31/97                     12.50           0.74              0.95          1.69      (0.73)        (0.26)       13.20



----------------------------------------



 (1)  Unaudited.
 (2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
 (4)  Total returns are not annualized for periods less than one year.
 (5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
 (6)  Net expenses include certain items not subject to expense reimbursement.
 (7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

                                                                  RATIOS TO AVERAGE NET ASSETS (4)
                                                     ----------------------------------------------------------
                                        NET ASSETS,       NET                        EXPENSE                     PORTFOLIO
                              TOTAL       ENDING      INVESTMENT      TOTAL     (REIMBURSEMENTS)/      NET       TURNOVER
                            RETURN (4)  (IN 000'S)   INCOME (LOSS)   EXPENSES      RECOUPMENT      EXPENSES (6)    RATE

    U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT
GROWTH
  For the year ended
  03/31/02                    (20.04%)   $ 57,769          (0.54%)      1.09%           (0.09%)         1.00%        224%
  For the year ended
  03/31/01                    (53.26%)     60,882          (0.51%)      1.09%           (0.09%)         1.00%        160%
  For the period 5/7/99
  through 3/31/00              70.86%      37,982          (0.44%)      1.20%           (0.19%)         1.01%        154%
  For the period 4/1/99
  through 5/7/99 (1)            8.52%       6,043          (0.40%)      0.98%              --           0.98%         18%
  For the year ended
  3/31/99                      64.28%       5,940          (0.01%)      1.63%           (0.65%)         0.98%        253%
  For the year ended
  3/31/98                      63.32%       2,556          (0.17%)      3.67%           (2.66%)         1.01%        306%
  12/27/96 (commenced) to
  3/31/97                       4.00%       1,293          (0.06%)      4.99%           (3.99%)         1.00%        321%
U.S. EQUITY GROWTH
  For the year ended
  03/31/02                    (16.18%)   $110,347          (0.70%)      1.08%           (0.07%)         1.01%        154%
  For the year ended
  03/31/01                    (53.95%)    113,952          (0.68%)      1.03%           (0.03%)         1.00%        186%
  For the period 5/7/99
  through 3/31/00             113.48%     252,377          (0.60%)      1.09%           (0.08%)         1.01%        110%
  For the period 4/1/99
  through 5/7/99 (1)            1.41%     128,710          (0.70%)      0.99%              --           0.99%         25%
  For the year ended
  3/31/99                      16.09%     165,014          (0.44%)      1.04%           (0.08%)         0.96%        154%
  For the year ended
  3/31/98                      42.49%     169,412          (0.72%)      1.19%           (0.22%)         0.97%        200%
  For the year ended
  3/31/97                       1.74%     156,443          (0.45%)      1.02%           (0.02%)         1.00%        153%
  For the year ended
  3/31/96                      35.81%     149,969          (0.32%)      1.06%           (0.08%)         0.98%        114%
EMERGING GROWTH
  For the year ended
  03/31/02                      0.21%    $173,053          (0.46%)      1.34%           (0.12%)         1.22%(7)     138%
  For the year ended
  03/31/01                    (49.55%)    138,022          (0.07%)      1.30%           (0.12%)         1.18%        120%
  For the period 5/7/99
  through 3/31/00              96.49%     276,556          (0.68%)      1.38%           (0.19%)         1.19%         84%
  For the period 4/1/99
  through 5/7/99 (1)            3.70%     197,120          (0.87%)      1.17%              --           1.17%         18%
  For the year ended
  3/31/99                       1.03%     213,149          (0.71%)      1.35%           (0.10%)         1.25%         90%
  For the year ended
  3/31/98                      47.38%     257,599          (1.16%)      1.44%           (0.25%)         1.19%         92%
  For the year ended
  3/31/97                      (5.66%)    167,230          (0.72%)      1.26%           (0.09%)         1.17%        113%
  For the year ended
  3/31/96                      38.27%     224,077          (0.62%)      1.20%           (0.04%)         1.16%        130%
GROWTH DISCOVERY
  For the year ended
  03/31/02                     20.22%    $ 88,311          (1.31%)      1.60%           (0.03%)         1.57%        170%
  For the year ended
  03/31/01                    (48.41%)     47,810          (0.66%)      1.62%           (0.04%)         1.58%        118%
  For the year ended
  3/31/00                     151.76%      92,221          (1.32%)      1.76%           (0.19%)         1.57%        141%
  For the year ended
  3/31/99                     (13.78%)     53,593          (1.18%)      1.70%           (0.11%)         1.59%        115%
  For the year ended
  3/31/98                      68.89%      82,122          (2.51%)      1.83%           (0.26%)         1.57%        113%
  For the year ended
  3/31/97                       3.90%      28,712          (1.08%)      1.99%           (0.43%)         1.56%        164%
  7/12/95 (commenced) to
  3/31/96                      26.80%      25,237          (0.98%)      2.46%           (0.91%)         1.55%        107%
LARGE CAP VALUE
  For the year ended
  03/31/02                      6.35%    $ 39,358           0.89%       1.14%           (0.13%)         1.01%         99%
  For the year ended
  03/31/01                      8.64%      56,510           1.04%       1.21%           (0.19%)         1.02%        120%
  For the period 5/7/99
  through 3/31/00              (4.87%)     23,185           0.97%       1.26%           (0.24%)         1.02%        143%
  For the period 4/1/99
  through 5/7/99 (1)           10.00%      27,818           0.45%       2.48%           (1.50%)         0.98%          7%
  For the year ended
  3/31/99                       4.43%      15,322           0.87%       2.11%           (1.12%)         0.99%        147%
  For the year ended
  3/31/98                      57.78%      10,260           2.33%       2.46%           (1.45%)         1.01%         55%
  4/30/96 (commenced) to
  3/31/97                      26.77%       3,062           1.64%       3.34%           (2.34%)         1.00%        139%
VALUE OPPORTUNITIES
  5/1/01 (commenced) to
  03/31/02                     25.33%    $ 58,833           0.79%       1.44%           (0.14%)         1.30%         84%
CONVERTIBLE
  For the year ended
  03/31/02 (2)                 (4.51%)   $120,359           2.87%       1.05%           (0.05%)         1.00%        181%
  For the year ended
  03/31/01                    (25.12%)    126,826           2.40%       1.04%           (0.03%)         1.01%        118%
  For the period 5/7/99
  through 3/31/00              54.31%     114,655           2.02%       1.27%           (0.24%)         1.03%        149%
  For the period 4/1/99
  through 5/7/99 (1)            3.16%      90,843           2.15%       0.99%              --           0.99%         11%
  For the year ended
  3/31/99                      19.93%      88,590           2.67%       1.07%           (0.11%)         0.96%        138%
  For the year ended
  3/31/98                      31.78%      80,084           6.25%       1.20%           (0.23%)         0.97%        160%
  For the year ended
  3/31/97                      14.37%      18,344           3.43%       1.37%           (0.37%)         1.00%        167%
  For the year ended
  3/31/96                      26.69%      17,239           3.88%       1.53%           (0.53%)         1.00%        145%
 U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the year ended
  03/31/02 (2)                  0.42%    $ 71,369           9.28%       1.03%           (0.27%)         0.76%        113%
  For the year ended
  03/31/01                      0.78%      42,622          10.75%       1.29%           (0.53%)         0.76%        132%
  For the period 5/7/99
  through 3/31/00               3.39%      21,552           9.97%       1.31%           (0.50%)         0.81%        113%
  For the period 4/1/99
  through 5/7/99 (1)            2.52%      11,412          10.66%       0.58%           (0.02%)         0.56%         25%
  For the year ended
  3/31/99                       1.69%      11,319           9.79%       1.09%           (0.41%)         0.68%        242%
  For the year ended
  3/31/98                      25.49%      10,771           8.28%       2.66%           (1.90%)         0.76%        484%
  7/31/96 (commenced) to
  3/31/97                      13.90%       4,608           8.47%       1.95%           (1.20%)         0.75%        465%



----------------------------------------

52

                                                 INCOME FROM
                                            INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS FROM:
                                      ---------------------------------              -------------------------
                           NET ASSET         NET          NET REALIZED   TOTAL FROM     NET           NET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT  INVESTMENT    REALIZED
                           BEGINNING  INCOME (LOSS) (3)   GAINS (LOSS)   OPERATIONS    INCOME    CAPITAL GAINS

   GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended
  03/31/02                  $15.79         $(0.01)          $ (1.82)      $ (1.83)    $   --       $    --
  For the year ended
  03/31/01                   38.70          (0.09)           (16.13)       (16.22)        --         (6.69)
  For the period 5/7/99
  through 3/31/00            23.77          (0.14)            15.07         14.93         --            --
  For the period 4/1/99
  through 5/7/99 (1)         22.26          (0.02)             1.53          1.51         --            --
  For the year ended
  3/31/99                    17.90           0.67              5.16          5.83      (0.64)        (0.83)
  For the year ended
  3/31/98                    14.21           0.25              4.56          4.81         --         (1.12)
  For the year ended
  3/31/97                    15.42          (0.12)             2.08          1.96         --         (3.17)
  For the year ended
  3/31/96                    13.06           0.06              2.58          2.64      (0.28)           --
GLOBAL SELECT
  For the year ended
  03/31/02                  $12.86         $(0.06)          $ $0.87       $  0.81     $   --       $    --
  For the year ended
  03/31/01                   31.91          (0.06)           (10.00)       (10.06)        --         (8.99)
  For the year ended
  3/31/00                    20.48          (0.21)            19.90         19.69         --         (8.26)
  For the year ended
  3/31/99                    14.81          (0.05)             5.86          5.81         --         (0.14)
  9/30/97 (commenced) to
  3/31/98                    12.50             --              2.31          2.31         --            --
GLOBAL TECHNOLOGY
  For the year ended
  03/31/02                  $22.27         $(0.09)          $ (2.49)      $ (2.58)    $   --       $    --
  For the year ended
  03/31/01                  138.95          (0.78)           (80.32)       (81.10)        --        (35.58)
  For the year ended
  3/31/00                    44.64          (1.09)           108.81        107.72         --        (13.41)
  7/31/98 (commenced) to
  3/31/99                    12.50          (0.05)            32.19         32.14         --            --
GLOBAL HEALTH CARE
  For the year ended
  03/31/02                  $22.98         $(0.21)          $  2.16       $  1.95     $   --       $    --
  For the year ended
  03/31/01                   30.91          (0.16)             0.03         (0.13)     (0.10)        (7.70)
  9/1/99 (commenced) to
  3/31/00                    12.50          (0.10)            18.52         18.42      (0.01)           --
  INTERNATIONAL EQUITY
          FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
  03/31/02                  $19.21         $ 0.06           $ (2.10)      $ (2.04)    $   --       $    --
  For the year ended
  03/31/01                   31.88           0.04            (11.29)       (11.25)        --         (1.42)
  For the period 5/7/99
  through 3/31/00            20.61          (0.09)            11.38        (11.29)     (0.02)           --
  For the period 4/1/99
  through 5/7/99 (1)         19.73          (0.02)             0.90          0.88         --            --
  For the year ended
  3/31/99                    18.55             --              1.18          1.18         --            --
  For the year ended
  3/31/98                    14.13          (0.02)             5.12          5.10         --         (0.68)
  12/27/96 (commenced) to
  3/31/97                    12.50             --              1.63          1.63         --            --
INTERNATIONAL GROWTH
OPPORTUNITIES
  For the year ended
  03/31/02                  $24.38         $ 0.09           $ (1.75)      $ (1.66)    $   --       $    --
  For the year ended
  03/31/01                   51.19          (0.09)           (17.92)       (18.01)     (0.13)        (8.67)
  For the period 5/7/99
  through 3/31/00            22.38          (0.24)            29.26         29.02         --         (0.21)
  For the period 4/1/99
  through 5/7/99 (1)         21.12          (0.01)             1.27          1.26         --            --
  For the year ended
  3/31/99                    18.45           0.03              3.22          3.25         --         (0.58)
  For the year ended
  3/31/98                    17.02          (0.13)             5.50          5.37         --         (3.94)
  For the year ended
  3/31/97                    15.05             --              2.28          2.28      (0.08)        (0.23)
  For the year ended
  3/31/96                    13.09           0.06              2.02          2.08      (0.12)           --
INTERNATIONAL STRUCTURED
  5/7/01 (commenced) to
  03/31/02                  $12.50         $ 0.09           $ (1.22)      $ (1.13)    $(0.07)      $    --
EMERGING COUNTRIES
  For the year ended
  03/31/02                  $11.20         $ 0.04           $  0.89       $  0.93     $   --       $    --
  For the year ended
  03/31/01                   23.69          (0.02)           (10.84)       (10.98)        --         (1.63)
  For the period 5/7/99
  through 3/31/00            15.88          (0.10)             7.91          7.81         --            --
  For the period 4/1/99
  through 5/7/99 (1)         13.44          (0.02)             2.46          2.44         --            --
  For the year ended
  3/31/99                    17.15          (0.01)            (3.63)        (3.64)        --         (0.07)
  For the year ended
  3/31/98                    17.45           0.09              1.23          1.32         --         (1.62)
  For the year ended
  3/31/97                    14.02          (0.06)             3.67          3.61      (0.05)        (0.13)
  For the year ended
  3/31/96                    10.91             --              3.16          3.16      (0.05)           --



----------------------------------------



 (1)  Unaudited.
 (2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended March 31, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (3) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
 (4)  Total returns are not annualized for periods less than one year.
 (5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
 (6)  Net expenses include certain items not subject to expense reimbursement.
 (7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

                                                              RATIOS TO AVERAGE NET ASSETS (4)
                                                  ---------------------------------------------------------
                           NET ASSET              NET ASSETS,       NET                        EXPENSE                     PORTFOLIO
                            VALUE,      TOTAL       ENDING      INVESTMENT      TOTAL     (REIMBURSEMENTS)/      NET       TURNOVER
                            ENDING    RETURN (4)  (IN 000'S)   INCOME (LOSS)   EXPENSES      RECOUPMENT      EXPENSES (6)    RATE

   GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the year ended
  03/31/02                 $ 13.96      (11.59%)   $ 78,375          (0.10%)      1.43%            (0.08%)        1.35%        280%
  For the year ended
  03/31/01                   15.79      (46.19%)     98,718          (0.30%)      1.34%             0.01%         1.35%        204%
  For the period 5/7/99
  through 3/31/00            38.70       62.81%     188,731          (0.54%)      1.42%            (0.05%)        1.37%        168%
  For the period 4/1/99
  through 5/7/99 (1)         23.77        6.78%     108,457          (0.84%)      1.29%               --          1.29%         21%
  For the year ended
  3/31/99                    22.26       34.28%      74,523           0.19%       1.51%            (0.17%)        1.34%        247%
  For the year ended
  3/31/98                    17.90       35.08%      11,686          (0.31%)      1.87%            (0.51%)        1.36%        202%
  For the year ended
  3/31/97                    14.21       13.18%       2,656          (0.43%)      3.05%            (1.70%)        1.35%        182%
  For the year ended
  3/31/96                    15.42       20.37%       3,613           0.20%       2.60%            (1.25%)        1.35%        132%
GLOBAL SELECT
  For the year ended
  03/31/02                 $ 13.67        6.30%    $ 41,219          (0.43%)      1.37%            (0.14%)        1.23%        401%
  For the year ended
  03/31/01                   12.86      (36.33%)     15,023          (0.21%)      1.78%            (0.48%)        1.30%        440%
  For the year ended
  3/31/00                    31.91      110.64%      24,742          (0.81%)      1.82%            (0.49%)        1.33%        348%
  For the year ended
  3/31/99                    20.48       39.55%      10,414          (0.31%)      3.14%            (1.81%)        1.33%        419%
  9/30/97 (commenced) to
  3/31/98                    14.81       18.48%       7,320          (0.06%)      2.14%            (0.94%)        1.20%        238%
GLOBAL TECHNOLOGY
  For the year ended
  03/31/02                 $ 19.69      (11.59%)   $ 57,794          (0.43%)      1.46%            (0.02%)        1.44%        504%
  For the year ended
  03/31/01                   22.27      (69.62%)     75,622          (0.93%)      1.36%             0.04%         1.40%        416%
  For the year ended
  3/31/00                   138.95      259.92%     405,318          (1.06%)      1.42%               --          1.42%        357%
  7/31/98 (commenced) to
  3/31/99                    44.64      257.20%      24,094          (0.84%)      4.12%            (2.69%)        1.43%        254%
GLOBAL HEALTH CARE
  For the year ended
  03/31/02                 $ 24.93        8.49%    $ 93,177          (0.80%)      1.36%             0.00%         1.36%        396%
  For the year ended
  03/31/01                   22.98       (5.36%)     88,104          (0.52%)      1.37%             0.01%         1.38%        717%
  9/1/99 (commenced) to
  3/31/00                    30.91      147.42%     125,355          (0.69%)      1.45%            (0.04%)        1.41%        327%
  INTERNATIONAL EQUITY
          FUNDS
INTERNATIONAL CORE GROWTH
  For the year ended
  03/31/02                 $ 17.17      (10.62%)   $214,920           0.32%       1.36%             0.01%         1.37%        232%
  For the year ended
  03/31/01                   19.21      (35.99%)    215,602           0.15%       1.32%             0.08%         1.40%        234%
  For the period 5/7/99
  through 3/31/00            31.88       54.78%     303,536          (0.36%)      1.38%             0.02%         1.40%        171%
  For the period 4/1/99
  through 5/7/99 (1)         20.61        4.46%     117,365          (0.97%)      1.39%               --          1.39%         30%
  For the year ended
  3/31/99                    19.73        6.43%     107,890          (0.01%)      1.59%            (0.24%)        1.35%        214%
  For the year ended
  3/31/98                    18.55       36.91%      32,305          (0.12%)      1.92%            (0.51%)        1.41%        274%
  12/27/96 (commenced) to
  3/31/97                    14.13       13.04%       4,593           0.43%       3.14%            (1.74%)        1.40%         76%
INTERNATIONAL GROWTH
OPPORTUNITIES
  For the year ended
  03/31/02                 $ 22.72       (6.81%)   $144,430           0.40%       1.42%            (0.01%)        1.41%        168%
  For the year ended
  03/31/01                   24.38      (37.80%)    193,934          (0.24%)      1.37%             0.05%         1.42%        160%
  For the period 5/7/99
  through 3/31/00            51.19      130.09%     270,159          (0.73%)      1.45%            (0.04%)        1.41%        151%
  For the period 4/1/99
  through 5/7/99 (1)         22.38        5.97%      71,738          (0.37%)      1.39%               --          1.39%         23%
  For the year ended
  3/31/99                    21.12       17.97%      69,077          (0.30%)      1.53%            (0.15%)        1.38%        146%
  For the year ended
  3/31/98                    18.45       37.02%      42,851          (0.91%)      1.94%            (0.53%)        1.41%        198%
  For the year ended
  3/31/97                    17.02       15.25%      48,505          (0.38%)      1.68%            (0.28%)        1.40%        206%
  For the year ended
  3/31/96                    15.05       15.99%      20,245           0.34%       2.44%            (1.04%)        1.40%        141%
INTERNATIONAL STRUCTURED
  5/7/01 (commenced) to
  03/31/02                 $ 11.30       (9.02%)   $    910           0.88%      15.82%           (14.46%)        1.36%        244%
EMERGING COUNTRIES
  For the year ended
  03/31/02                 $ 12.13        8.30%    $117,070           0.35%       1.89%            (0.20%)        1.69%        260%
  For the year ended
  03/31/01                   11.20      (46.75%)    140,538          (0.11%)      1.72%            (0.04%)        1.68%        244%
  For the period 5/7/99
  through 3/31/00            23.69       49.18%     300,085          (0.62%)      1.77%            (0.10%)        1.67%        180%
  For the period 4/1/99
  through 5/7/99 (1)         15.88       18.07%     178,902          (1.22%)      1.64%               --          1.64%         34%
  For the year ended
  3/31/99                    13.44      (21.22%)    140,318           0.11%       1.97%            (0.30%)        1.67%        213%
  For the year ended
  3/31/98                    17.15        8.77%      88,063           1.15%       2.02%            (0.36%)        1.66%        243%
  For the year ended
  3/31/97                    17.45       25.48%      56,918          (0.52%)      1.87%            (0.22%)        1.65%        176%
  For the year ended
  3/31/96                    14.02       29.06%       6,878           0.29%       3.59%            (1.94%)        1.65%        118%



----------------------------------------

54

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following tables set forth historical performance information for the U.S. Equity Growth, Convertible, Value Opportunities and International Growth Opportunities Funds (the "Funds") as their respective pool of assets converted from one form of legal entity to another. Each Fund's performance includes historical performance of comparable managed institutional separate accounts ("Institutional Accounts") managed by the Investment Adviser prior to the Funds' inception. The Funds' performance also includes historical performance for a predecessor fund. The Investment Adviser has advised the Trust that the Institutional Accounts were operated with materially equivalent investment objectives, policies, strategies and restrictions as the Funds.


    The U.S. Equity Growth Fund performance includes performance information for Whitehall Partners, a California limited partnership whose total assets were transferred to the U.S. Equity Growth Fund in April 1993. The Convertible Fund includes performance information for Coventry Partners, a California limited partnership whose total assets were transferred to the Convertible Fund in April 1993. The Value Opportunities Fund includes Small Cap Value Institutional Separate Account performance whose assets were transferred to the Value Opportunities Fund in May 2001. The International Growth Opportunities Fund includes performance information for Huntington Partners, a California limited partnership whose assets were transferred to the International Growth Opportunities Fund in January 1994.


    From April 1993 until July 24, 1998, the Funds were organized in the Nicholas-Applegate "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Investment Trust (the "Trust"). On July 24, 1998, the "master-feeder" arrangement was reorganized into multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares.

    In May 1999, the Trust became the successor entity to the assets of the Class I shares of the Nicholas-Applegate Mutual Funds when, substantially all of those "Institutional" assets transferred to the Trust. The investment objective, policies and limitations of the portfolios of the Trust are identical in every respect to the corresponding portfolios of the Nicholas-Applegate Mutual Funds. The investment management fees and expense limitations are also identical.

    The performance returns for the Institutional Accounts have been adjusted to reflect the deduction of the fees and expenses of the Funds and, for the period preceding the period the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master funds of the Master Trust (including advisory fees), and give effect to transaction costs as well as reinvestment of income and gains. However, the prior investment partnerships were not registered under the Investment Company Act and were therefore not subject to the investment restrictions imposed by the Act; if they had been so registered, their performance might have been lower.

    The performance results presented may not necessarily equal the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the results do not reflect the effect of income or excise taxes on any shareholder, partner or trust beneficiary.

                               VALUE                 U.S. EQUITY                                    INTERNATIONAL GROWTH
                           OPPORTUNITIES                GROWTH                CONVERTIBLE              OPPORTUNITIES
                            PERFORMANCE              PERFORMANCE              PERFORMANCE               PERFORMANCE
                                      RUSSELL                 RUSSELL                 CS FIRST    INTERNATIONAL   SALOMON
                          VALUE        2000     U.S. EQUITY   MID CAP                  BOSTON        GROWTH        EPAC/
                      OPPORTUNITIES    VALUE      GROWTH      GROWTH    CONVERTIBLE  CONVERTIBLE  OPPORTUNITIES     EMI
YEAR                      FUND       INDEX(1)      FUND      INDEX(2)      FUND       INDEX(3)        FUND       INDEX(4)
  1985(5)                                         24.74%        n/a        n/a          n/a           n/a           n/a
  1986(5)                                         32.85       17.55%       n/a          n/a           n/a           n/a
  1987                                             3.59        2.76      (3.12)%      (0.22)%         n/a           n/a
  1988                                            12.67        12.92      19.88        13.41          n/a           n/a
  1989                                            33.92        31.48      28.39        13.76          n/a           n/a
  1990(5)                                          0.73       (5.13)       1.84        (6.89)       (17.48)%     (17.09)%
  1991                                            55.52        47.03      38.36        29.11         11.78         6.68
  1992                                            13.55        8.71        9.84        17.58        (12.36)       (15.52)
  1993                                            19.77        11.19      27.08        18.55         26.03         30.56
  1994                                           (10.52)      (2.17)      (7.59)       (4.72)         8.61         9.44
  1995(5)                                         38.57        33.99      22.26        23.72          6.00         4.79
  1996                                            16.46        17.48      21.02        13.84         18.27         6.46
  1997                                            16.66        22.54      23.30        16.92         14.09         10.28
  1998(5)                1.11         (6.44)      14.65        17.86      21.54         6.55         36.34         14.15
  1999                  (4.42)        (1.49)      99.11        51.31      51.50        42.28         128.11        22.91
  2000                   25.75         22.80     (13.76)      (11.75)     (3.68)       (7.83)       (12.14)       (11.07)
  2001                   24.39         14.02     (43.28)      (20.16)    (16.74)       (6.42)       (26.08)       (16.39)
  Last year(6)           13.06         8.50      (35.82)      (26.34)    (13.23)      (12.44)        (9.06)       (1.27)
  Last 5 years(6)         N/A           N/A        0.19        2.27        8.43         5.03         14.52        (0.76)
  Last 10 years(6)        N/A           N/A        8.53        9.55       12.70         9.31         13.94         3.82


 (1) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Its returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing.
 (2) The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.
 (3) The CS First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities, whether they are convertible preferred stocks or convertible bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.
 (4) The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index that includes shares of approximately 2,800 companies in 22 countries excluding Canada and the United States. Companies included in the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issuers that are legally and practically available to outside investors are included in the Index. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.
 (5) Performance Inception dates are as follows: Nicholas-Applegate Small Cap Value Separate Account--December 30, 1997; Value Opportunities
      Fund--May 1, 2001; Whitehall Partners Core Growth--September 30, 1985; U.S. Equity Growth Fund--April 19, 1993; Coventry Partners Income and Growth--December 31, 1986; Convertible Fund--April 19, 1993; Huntington Partners International Small Cap Growth--June 7, 1990; International Growth Opportunities Fund--January 3, 1994.
 (6)  Through June 30, 2002.

NICHOLAS APPLEGATE(R)
INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------


      NEW ACCOUNT APPLICATION (NON-IRA)



MAIL TO:                                                      OVERNIGHT TO:
Nicholas-Applegate Institutional Funds                        Boston Financial Data Services
PO Box 8326                                                   c/o Nicholas-Applegate
Boston, MA 02266-8326                                         66 Brooks Drive
800 - 551-8043                                                Braintree, MA 02184

INSTITUTIONAL SHARES                                          INSTITUTIONAL ACCT NO.
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8643.


 1. ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

PLEASE CHECK THE APPLICABLE BOX. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.


Do you have any other identically registered Nicholas-Applegate accounts? / / Yes / / No


/ / INDIVIDUAL                           / / CORPORATION
/ / JOINT TENANTS - RIGHTS OF            / / PARTNERSHIP
    SURVIVORSHIP
/ / GIFT OR TRANSFER TO MINOR            / / UNINCORPORATED BUSINESS
    (UGMA/UTMA)
/ / TRUST                                / / OTHER -------------------



 2. INDIVIDUAL/JOINT/GIFT OR TRANSFER TO MINOR ACCOUNT REGISTRATION

--------------------------------------------------------------------------------
All information in this section is required.

                                                       ACCOUNT OWNER/MINOR'S NAME
                                                          (ONLY ONE PERMITTED)

ACCOUNT OWNER(S):
                                              --------------------------------------------
(FULL LEGAL NAMES REQUIRED)

                                                  JOINT ACCOUNT OWNER/CUSTODIAN'S NAME
                                                          (ONLY ONE PERMITTED)
ACCOUNT OWNER(S):
                                              --------------------------------------------
(FULL LEGAL NAMES REQUIRED)


ADDRESS   ------------------------------------------------------------
                    (PERMANENT STREET ADDRESS NO P.O. BOX)

CITY: ____________________________________________________________________ STATE

--------- ZIP CODE

------------

MAILING ADDRESS (IF DIFFERENT FROM ABOVE)    ___________________________________

CITY: ____________________________________________________________________ STATE

--------- ZIP CODE

------------

HOME PHONE:
-----------------------------------------------                      WORK PHONE:
-----------------------------------------------

FACSIMILE:

--------------------------------------------------           E-MAIL: ___________


SOCIAL SECURITY NUMBER:                      --------------------------------------------

DATE OF BIRTH (MONTH/DAY/YEAR):              --- - --- - ------------

PLACE OF BIRTH                               --------------------------------------------

COUNTRY OF CITIZENSHIP:                      / / U.S.         / / OTHER
                                             -------------------

COUNTRY OF TAX RESIDENCE:                    / / U.S.         / / OTHER
                                             -------------------
EMPLOYMENT STATUS:                           / / EMPLOYED / / NOT EMPLOYED / / RETIRED
OCCUPATION: (IF RETIRED OR NOT
EMPLOYED, INDICATE SOURCE OF INCOME)         --------------------------------------------

EMPLOYER'S NAME AND ADDRESS:                 --------------------------------------------

                                             --------------------------------------------

                                             --------------------------------------------

- ARE YOU AFFILIATED WITH OR EMPLOYED BY A   / / YES, WITH
  STOCK EXCHANGE OR MEMBER FIRM OF AN        / / NO
  EXCHANGE OR THE NASD, A MUNICIPAL
  SECURITIES BROKER/DEALER?
- ATTACH A PHOTOCOPY OF A GOVERNMENT ISSUED
  IDENTIFICATION CARD (E.G. PASSPORT OR
  DRIVERS LICENSE)

SOCIAL SECURITY NUMBER:                      --------------------------------------------
DATE OF BIRTH (MONTH/DAY/YEAR):              --- - --- - ------------
PLACE OF BIRTH                               --------------------------------------------
COUNTRY OF CITIZENSHIP:                      / / U.S.         / / OTHER
                                             -------------------
COUNTRY OF TAX RESIDENCE:                    / / U.S.         / / OTHER
                                             -------------------
EMPLOYMENT STATUS:                           / / EMPLOYED / / NOT EMPLOYED / / RETIRED
OCCUPATION: (IF RETIRED OR NOT
EMPLOYED, INDICATE SOURCE OF INCOME)         --------------------------------------------
EMPLOYER'S NAME AND ADDRESS:                 --------------------------------------------
                                             --------------------------------------------
                                             --------------------------------------------
- ARE YOU AFFILIATED WITH OR EMPLOYED BY A   / / YES, WITH
  STOCK EXCHANGE OR MEMBER FIRM OF AN        / / NO
  EXCHANGE OR THE NASD, A MUNICIPAL
  SECURITIES BROKER/DEALER?
- ATTACH A PHOTOCOPY OF A GOVERNMENT ISSUED
  IDENTIFICATION CARD (E.G. PASSPORT OR
  DRIVERS LICENSE)

 3. ENTITY (BUSINESS, TRUST, CORPORATION, PARTNERSHIP) ACCOUNT REGISTRATION
--------------------------------------------------------------------------------


All information in this section is required. (Corporate Resolution Required)


/ / NAME OF ENTITY (FULL LEGAL NAME REQUIRED):
----------------------------------------------------------------------


PRIMARY AUTHORIZED PERSON ON THE ACCOUNT       ---------------------------------
PLEASE ATTACH DOCUMENTATION OF AUTHORIZATION   ---------------------------------
(E.G., CERTIFICATE OF SECRETARY, CORPORATE     (FIRST, MI,
RESOLUTION; ETC.) BY THE ENTITIES              LAST)                                           TITLE
ORGANIZATION DOCUMENTS TO TRANSACT BUSINESS    ---------------------------------
ON BEHALF OF THE ENTITY                        (WORK TELEPHONE)

                                               ---------------------------------
                                               ---------------------------------
                                               DATE OF TRUST
                                               AGREEMENT                                  TAXPAYER
                                               IDENTIFICATION NUMBER

ADDRESS OF PRINCIPAL OFFICE

-----------------------------------------------------------------------------------------------------------
(PHYSICAL STREET ADDRESS NO P.O. BOX)

CITY:  STATE
----------------------------------------------------------------------------------------------------------- ZIP
CODE
---------------------------------------------------------------------------------------------------------------

MAILING ADDRESS (IF DIFFERENT FROM ABOVE)

CITY:  STATE
----------------------------------------------------------------------------------------------------------- ZIP
CODE
---------------------------------------------------------------------------------------------------------------

FACSIMILE:  E-MAIL:



1. PLEASE STATE HOW YOU WERE REFERRED TO       ------------------------------------------------------------
   NICHOLAS-APPLEGATE

2. DESCRIPTION AND NATURE OF BUSINESS?         ------------------------------------------------------------

3. JURISDICTION WHERE ORGANIZED?               ------------------------------------------------------------

4. JURISDICTION(S) WHERE DOING BUSINESS?       ------------------------------------------------------------

5. COUNTRY OF TAX RESIDENCE:                   / / U.S. / / OTHER
                                               ------------------------------------------

6. IS THIS A REGISTERED OR LICENSED ENTITY?    / / YES / / NO
   IF YES, PLEASE STATE THE NAME(S), THE       ------------------------------------------------------------
   REGULATING AUTHORITY(IES), THE REASON(S)    ------------------------------------------------------------
   WHY THE ENTITY IS REGISTERED; AND THE       ------------------------------------------------------------
   COUNTRY(IES) WHICH REGULATE(S) THE ENTITY.

7. IS THE ENTITY ACTING AS PRINCIPAL OR AS     / / P / / I
   INTERMEDIARY? IF "I", PLEASE STATE THE      ------------------------------------------------------------
   NAME(S) OF THE INTERMEDIARY AND THE         ------------------------------------------------------------
   PRINCIPALS FROM WHICH THE ENTITY YOU ARE    ------------------------------------------------------------
   ACTING.

8. IS THIS A PUBLIC ENTITY?                    / / YES / / NO
  IF NO, PLEASE LIST THE NAMES OF ALL OWNERS   ------------------------------------------------------------
  THAT HOLD DIRECTLY OR INDIRECTLY MORE THAN   ------------------------------------------------------------
  10% INTEREST. PLEASE INDICATE PERCENTAGE OF  ------------------------------------------------------------
  OWNERSHIP.

9. IS THE ENTITY AFFILIATED WITH OR EMPLOYED   / / YES, WITH
   BY A STOCK EXCHANGE OR MEMBER FIRM OF AN    / / NO
   EXCHANGE OR THE NASD, A MUNICIPAL
   SECURITIES BROKER/DEALER?

10. IS THIS ENTITY ERISA OR NON-ERISA?         / / YES / / NO


 4. YOUR INVESTMENT
--------------------------------------------------------------------------------


Please select your fund. See prospectus for investment minimums.
Total Dollars Invested $


------------------ ($250,000 minimum per fund)


                      CLASS                        AMOUNT
---------------------------------------------------------
Convertible                          I(1204) / /   $
---------------------------------------------------------
Emerging Countries                   I(1205) / /   $
---------------------------------------------------------
Global Select                        I(943) / /    $
---------------------------------------------------------
Global Health Care                   I(1256) / /   $
---------------------------------------------------------
Global Technology                    I(437) / /    $
---------------------------------------------------------
High Yield Bond                      I(1206) / /   $
---------------------------------------------------------
International Core Growth            I(1208) / /   $
---------------------------------------------------------

                      CLASS                        AMOUNT
---------------------------------------------------------
International Growth Opportunities   I(1209) / /   $
---------------------------------------------------------
International Structured             I(1397) / /   $
---------------------------------------------------------
US Large Cap Select Growth           I(1210) / /   $
---------------------------------------------------------
US Equity Growth                     I(1211) / /   $
---------------------------------------------------------
Growth Discovery                     I(753) / /    $
---------------------------------------------------------
Emerging Growth                      I(1212) / /   $
---------------------------------------------------------
Large Cap Value                      I(1213) / /   $
---------------------------------------------------------
Value Opportunities                  I(1398) / /   $
---------------------------------------------------------
Worldwide Growth                     I(1214) / /   $
---------------------------------------------------------
Other                                              $
---------------------------------------------------------
TOTAL                                              $
---------------------------------------------------------
---------------------------------------------------------

 5. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------


/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS                                / / BY EXCHANGE: Fund name from which
(Third party checks will NOT be accepted.)                         you are exchanging
/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #



 6. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS

--------------------------------------------------------------------------------


Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.



DIVIDENDS AND SHORT-TERM CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash                     LONG-TERM CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash



/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.



   From -------------------------------------------------- To  --------------------------------------------------
                            Fund Name                                              Fund Name



+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES.



                                SERVICE OPTIONS

--------------------------------------------------------------------------------


 7. TELEPHONE REDEMPTIONS AND EXCHANGES

--------------------------------------------------------------------------------


This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.



/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.



 8. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH


--------------------------------------------------------------------------------



/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).



    ----------------------------------------------------------    $ --, ----. --     ----    _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)

    ----------------------------------------------------------    $ --, ----. --     ----    _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)



*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.



  9. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER


--------------------------------------------------------------------------------



/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another.



     FROM:
     --------------------------------------              $ --, ----. --              ----     _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     --------------------------------------
           Account Number (IF KNOWN)
     TO:
     --------------------------------------              $ --, ----. --              ----     _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)

     --------------------------------------
           Account Number (IF KNOWN)



*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.



  10. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK


--------------------------------------------------------------------------------



/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):



     BY ACH TO MY BANK ACCOUNT

     --------------------------------------              $ --, ----. --              ----     _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)

     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)

     --------------------------------------              $ --, ----. --              ----     _                    _
                                                                                     1 5
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)



  SEND PROCEEDS TO:



  / / Address of record



  / / Special Payee (LIST BELOW)



     INDIVIDUAL OR JOINT ACCOUNT
     ------------------------------       ----       ------------------------------

               First Name                Middle                Last Name
                                        Initial



------------------------------  ------------------------------  ------  --------- - ------
           Address                           City               State   Zip



*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  11. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE


--------------------------------------------------------------------------------



Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.


--------------------------------------------------------------------------------

                              Name of Institution


My/our Bank account is a:  checking / savings (circle one)



------------------------------  ------------------------------  -----        --------- - ------
           Address                           City               State               Zip


-------------------
------------------------

Bank ABA Routing Number        Bank Account Number


--------------------------------------------------------------------------------


   Any joint owner of your bank account who is NOT a joint owner of your fund account(s) must sign above.



 12. DUPLICATE STATEMENTS

--------------------------------------------------------------------------------


/ / I wish to have a duplicate statement sent to the interested party listed below.


--------------------------------------------------------------------------------

                            Name of Interested Party



------------------------------  ------------------------------  -----      ------------ - ------
           Address                           City               State               Zip


--------------------------------------------------------------------------------

                            Name of Interested Party



------------------------------  ------------------------------  -----      ------------ - ------
           Address                           City               State               Zip



                                                                   (SEE REVERSE)



 13. PRIVACY POLICY

--------------------------------------------------------------------------------


At Nicholas-Applegate we consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.



In the course of providing our clients with products and services, we may obtain non-public personal information about them. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from client transactions, from client brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our Internet web sites.



We do not disclose any personal or account information provided by our clients or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to our clients' personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide our clients' personal and account information to their brokerage or financial advisory firm and/or to their financial adviser or consultant.



We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect rights or property, or upon reasonable request by any mutual fund in which a client has chosen to invest. In addition, we may disclose information about our clients or their accounts to a non-affiliated third party at the client's request or if the client consents in writing to the disclosure.



We may share client information with our affiliates in connection with servicing client accounts or to provide clients with information about products and services that we believe may be of interest. The information we share may include, for example, participation in our mutual funds or other investment programs, ownership of certain types of accounts (such as IRAs), or other data about client accounts. Our affiliates, in turn, are not permitted to share this information with non-affiliated entities, except as required or permitted by law.



We take seriously the obligation to safeguard our clients' non-public personal information. We have implemented procedures designed to restrict access to their non-public personal information to our personnel who need to know that information to provide products or services to our clients. To guard this non-public personal information, physical, electronic, and procedural safeguards are in place.

 14. SIGNATURES

--------------------------------------------------------------------------------

BY SIGNING THIS NEW ACCOUNT APPLICATION BELOW, I ASSURE THAT:


/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Application by reference.



/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.



/ / I am of legal age and have the authority and legal capacity to purchase mutual fund shares.



/ / I understand that mutual funds involve risks, including possible loss of principal.



/ / I have received and understand the Privacy Policy of Nicholas-Applegate
    Capital Management and Nicholas-Applegate Securities.



/ / I understand how important it is to have the proper financial and tax advice before I invest.



/ / I understand that neither the repayment of capital nor the performance of the Funds are guaranteed.



/ / I understand that the Investment Adviser may pay an annual service fee of up to .25% from its own resources to intermediaries for their efforts and commitment to the Nicholas-Applegate Institutional Funds.


I CERTIFY THAT:


1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and


2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the United States Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

3. I am not a "senior foreign political figure."

4. I am not a "foreign shell bank" and do not transact with a "foreign shell bank."

5. I am not on the U.S. Treasury Department's Office of Foreign Assets Control ("OFAC") prohibited list or prohibited by an OFAC sanctions program.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

  ------------------------------------------------------------         -------------------------
  Shareowner, Trustee or Authorised Officer (Full and legal                      Date
  name of the person signing)

  ------------------------------------------------------------         -------------------------
  Joint Owner, Trustee or Authorised Officer (Full and legal                     Date
  name of the person signing)

--------------------------------------------------------------------------------

                       Please do not write in this space



  ---------------------------------------                                           ---------------------------------------
  Rep No.                                                                                           Q Code

  ---------------------------------------                                           ---------------------------------------
  Rep Name                                                                                         Initials

F O R  M O R E  I N F O R M A T I O N

More information on these Funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds'
Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-551-8643

BY MAIL  Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

BY E-MAIL  Send your request to www.nacm.com

ON THE INTERNET Text versions of the Funds' documents can be viewed online or downloaded from:

  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

[NICHOLAS APPLEGATE LOGO -REGISTERED TRADEMARK-]

600 West Broadway
San Diego, CA 92101
800-551-8643
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFPROI702

[NICHOLAS APPLEGATE LOGO-REGISTERED TRADEMARK-]

                         INSTITUTIONAL FUNDS PROSPECTUS

                               RETIREMENT SHARES

------------------------------------

 GLOBAL FUNDS

 International Core Growth
 International Growth Opportunities
 Emerging Countries
 Worldwide Growth
 Global Select

 US FUNDS

 U.S. Large Cap Select Growth
 U.S. Equity Growth
 Emerging Growth
 Large Cap Value

 FIXED INCOME FUNDS

 High Yield Bond

 AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                                 JULY 19, 2002
---------------------------------------

   TABLE OF CONTENTS
--------------------------------------------------------------------------------
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS AND HISTORICAL
PERFORMANCE.

                             GLOBAL FUNDS
                              International Core Growth                        1
                              International Growth Opportunities               3
                              Emerging Countries                               5
                              Worldwide Growth                                 7
                              Global Select                                    9

                             US FUNDS
                              U.S. Large Cap Select Growth                    11
                              U.S. Equity Growth                              13
                              Emerging Growth                                 15
                              Large Cap Value                                 17

                             FIXED INCOME FUND
                              High Yield Bond                                 19
--------------------------------------------------------------------------------
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
REDEEMING SHARES FROM AN ACCOUNT
IN ANY FUND.

                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              21
                              Buying Shares                                   21
                              Exchanging Shares                               22
                              Selling or Redeeming Shares                     22
                              Signature Guarantees                            23

                             YOUR ACCOUNT
                              Transaction Policies                            24
                              Features and Account Policies                   25
--------------------------------------------------------------------------------
FURTHER INFORMATION THAT APPLIES
TO THE FUNDS AS A GROUP.

                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                              26
                              Investment Adviser Compensation                 26
                              Expense Waivers                                 26
                              Multi Class Structure                           26
                              Shareholder Services and
                                Distribution Plans                            26
                              Portfolio Trades                                27
                              Portfolio Turnover                              27
                              Portfolio Management                            27

--------------------------------------------------------------------------------
                             PRINCIPAL STRATEGIES, RISKS AND OTHER
                             INFORMATION                                      32

                             FINANCIAL HIGHLIGHTS                             38

                             PRIOR PERFORMANCE OF CERTAIN FUNDS               40

                             FOR MORE INFORMATION                     Back Cover

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in large capitalized companies ("large cap stocks") located in over 50 countries worldwide. In the opinion of the Fund's Investment Adviser large cap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in each country. In foreign markets the range for large cap stocks will generally be lower than the U.S. and will vary. The market capitalization ranges of the large cap stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities. In addition, the Fund spreads its investments among countries, with at least 80% of its assets invested in the securities of companies located in at least three foreign countries. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities of issuers with smaller market capitalizations. The Fund may invest up to 25% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate which has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 32.

2

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97    30.24
98    21.26
99    68.74
00   -23.23
01   -28.14

BEST QUARTER:   Q4'99  +43.61%
WORST QUARTER:  Q1'01  -18.32%

              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR       (12/27/96)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -28.14%     8.14%          8.33%
  AFTER TAXES ON
  DISTRIBUTIONS                   -28.05      7.30           7.49
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                  -17.04      6.32           6.48
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                -21.44      0.89           0.85
  MSCI EAFE

THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS -2.67%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX (MSCI EAFE) IS AN UNMANAGED TOTAL-RETURN PERFORMANCE BENCHMARK. IT IS A CAPITALIZATION-WEIGHTED INDEX REPRESENTATIVE OF THE STOCK MARKET STRUCTURE OF EUROPE AND THE PACIFIC BASIN.

THE FUND COMMENCED INVESTMENT OPERATIONS ON DECEMBER 27, 1996, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON MAY 21, 1999. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee+                    0.00%
--------------------------------------------------------
Other expenses                               0.61%
--------------------------------------------------------
Total annual fund operating expenses         1.61%
--------------------------------------------------------
Waiver of fund expenses                     (0.21%)
--------------------------------------------------------
NET EXPENSES                                 1.40%


+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $147              $436              $773             $1,172

   INTERNATIONAL GROWTH OPPORTUNITIES FUND
  (FORMERLY INTERNATIONAL SMALL CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in smaller-capitalized companies ("small cap stocks") located in over 50 countries worldwide. In the opinion of the Fund's Investment Adviser small cap stocks are those whose stock market capitalization's are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in each country. In foreign markets the capitalization ranges for small cap stocks may be significantly higher or lower than the U.S. and will vary. The market capitalization ranges of small cap stocks in which the Fund invests may fluctuate greatly due to changing currency values, differences in the size of the respective economies, and movements in the local stock markets. The Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "small cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities. Under normal conditions, the Fund invests at least 80% of its assets in securities of companies located in at least three countries outside the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities of issuers with larger market capitalizations. The Fund may invest up to 20% of its total assets in U.S. issuers.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trades less frequently than those of larger companies.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

See "Principal Strategies, Risks and Other Information" starting on page 32.

4

   INTERNATIONAL GROWTH OPPORTUNITIES FUND
  (FORMERLY INTERNATIONAL SMALL CAP GROWTH FUND)

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98    36.34
99   128.11
00   -12.14
01   -26.08

BEST QUARTER:   Q4 '99  +56.30%
WORST QUARTER:  Q1 '01  -18.05%


                 AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                             SINCE INCEPTION
                               1 YEAR           5 YEAR         (12/31/97)
----------------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -26.08%           18.17%        10.57%
  AFTER TAXES ON
  DISTRIBUTIONS                   -26.03            13.94          7.49
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                  -15.84            13.15          6.48
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                -15.69            -1.05          1.20
  SALOMON SMITH BARNEY
  WORLD EX US EMI


THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS 0.86%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: SALOMON SMITH BARNEY WORLD EX US EMI INDEX IS AN UNMANAGED TOTAL-RETURN PERFORMANCE BENCHMARK. THE INDEX IS AN WORLD EQUITY INDEX REPRESENTATIVE OF SMALL CAPITALZATION SECURITIES, DEFINED AS THE BOTTOM 20% OF ANY GIVEN COUNTRIES AVAILABLE MARKET CAPITALIZATION EXCLUDING THE U.S.

THE FUND COMMENCED INVESTMENT OPERATIONS ON DECEMBER 31, 1997 WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON NOVEMBER 30, 2001. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. THIS BLENDED
CLASS R AND CLASS I SHARE PERFORMANCE HAS BEEN ADJUSTED TO TAKE INTO ACCOUNT THE EXPENSES APPLICABLE TO CLASS R SHARES, RATHER THAN THE LOWER EXPENSES APPLICABLE TO CLASS I SHARES.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee+                     None
--------------------------------------------------------
Other expenses                               0.64%
--------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         1.64%
--------------------------------------------------------

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. As of March 31, 2002 the Fund's operating expenses were below the 1.65% expense limitation and the Investment Adviser had fully recouped fees forgone and expense paid under the expense limitation agreement. See "Expense Waivers" on page 26.

EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

     Year 1            Year 3            Year 5           Year 10
      $172              $543              $952             $2,166

   EMERGING COUNTRIES FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by investors.

The Investment Adviser seeks companies in the early stages of development believed to be undergoing a basic change in operations. The Investment Adviser selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS

The Fund normally invests 75% of its assets in equity securities. In addition, the Fund spreads its investments among countries. Normally, at least 80% of its assets will be invested in companies located in at least three foreign countries with emerging securities markets. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.


[GRAPHIC]PRIMARY RISKS
Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--The foreign securities risks are magnified in countries with emerging securities markets since these countries may have unstable governments and less established markets. These markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 32

6

   EMERGING COUNTRIES FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

95     6.96
96    28.08
97    10.12
98   -21.22
99    79.08
00   -35.31
01   -14.77

BEST QUARTER:   Q4'99  +38.27%
WORST QUARTER:  Q3'98  -25.93%

                AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                            SINCE INCEPTION
                               1 YEAR          5 YEAR         (11/28/94)
---------------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -14.77%          -3.04%             1.52%
  AFTER TAXES ON
  DISTRIBUTIONS                   -14.68           -4.63              0.27
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                   -8.90           -3.03              0.72
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                 -2.37           -5.74             -4.89
  MSCI EMF

THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -0.27%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX (MSCI EMF) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 EMERGING MARKET COUNTRIES IN EUROPE, LATIN AMERICA, AND THE PACIFIC BASIN. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY FOREIGNERS. THE INDEX IS UNMANAGED.

THE FUND COMMENCED INVESTMENT OPERATIONS ON NOVEMBER 28, 1994, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON MAY 21, 1999. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.25%

--------------------------------------------------------
Distribution (12b-1) fee+                    0.00%

--------------------------------------------------------
Other expenses                               0.86%

--------------------------------------------------------
Total annual fund operating expenses         2.11%

--------------------------------------------------------
Waiver of fund expenses                     (0.36%)

--------------------------------------------------------
NET EXPENSES                                 1.75%


+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $184              $677             $1,203            $2,766

   WORLDWIDE GROWTH FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in companies located throughout the world.

The Investment Adviser focuses on a "bottom-up" analysis on the financial conditions and competitiveness of individual companies worldwide. In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 200% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in equity securities. The Fund invests at least 80% of its assets in securities of companies located in at least three different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 32.

8

   WORLDWIDE GROWTH FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

94     2.99
95    15.35
96    18.51
97    17.93
98    37.98
99    86.77
00   -25.27
01   -33.48

BEST QUARTER:   Q4 '99  +46.29%
WORST QUARTER:  Q1 '01  -24.38%

              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (4/19/93)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -33.48%     8.60%          10.76%
  AFTER TAXES ON
  DISTRIBUTIONS                   -33.41      5.73            8.25
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                  -20.32      6.20            8.18
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)                -15.91      5.18            8.91
  MSCI ALL COUNTRY WORLD
  INDEX FREE

THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -10.30%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX IS A MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF 1,784 COMPANIES WITH AVERAGE MARKET CAPITALIZATIONS OF US $5.9 BILLION. THE INDEX IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED COUNTRIES IN NORTH AMERICA, EUROPE, AND THE PACIFIC RIM. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS THAT ARE NOT PURCHASABLE BY FOREIGNERS. THE INDEX IS UNMANAGED.

THE FUND COMMENCED INVESTMENT OPERATIONS ON APRIL 19, 1993 WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON NOVEMBER 30, 2001. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee+                     None
--------------------------------------------------------
Other expenses                               0.63%
--------------------------------------------------------
Total annual fund operating expenses         1.63%
--------------------------------------------------------
Waiver of fund expenses                     (0.03%)
--------------------------------------------------------
NET EXPENSES                                 1.60%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

     Year 1            Year 3            Year 5           Year 10
      $168              $536              $943             $2,150

   GLOBAL SELECT FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its investment objective the Fund invests in companies that in the opinion of the Investment Adviser represent the "best of the best" globally. Many of these companies are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit and experienced management teams. These are companies the Investment Adviser believes are benefiting from sustainable competitive advantages. The Investment Adviser considers any company with these characteristics regardless of their respective capitalization, domicile or industry.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Investment Adviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets. The Investment Adviser expects a high portfolio turnover rate which can be 300% or more.

[GRAPHIC]PRINCIPAL INVESTMENTS


The Fund normally invests at least 75% of its assets in equity securities. The Fund normally invests at least 80% of its assets in the securities of companies located in at least three different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. When in the opinion of the Investment Adviser, greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / FOREIGN SECURITIES RISKS--The prices of foreign securities may be further affected by other factors, including:

     CURRENCY EXCHANGE RATES--The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

     POLITICAL AND ECONOMIC CONDITIONS--The value of the Fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

     REGULATIONS--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

     MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

     EMERGING SECURITIES MARKETS--To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

/ / ACTIVE PORTFOLIO TRADING--A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on the Fund's after tax performance.

See "Principal Strategies, Risks and Other Information" starting on page 32.

10

   GLOBAL SELECT FUND

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

98    46.18
99   129.35
00   -15.15
01   -20.37

BEST QUARTER:   Q4 '99  +63.08%
WORST QUARTER:  Q1 '01  -21.17%

             AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                      SINCE INCEPTION
                                         1 YEAR          (9/30/97)
---------------------------------------------------------------------
FUND:
  BEFORE TAXES                              -20.37%        20.86%
  AFTER TAXES ON DISTRIBUTIONS              -20.37         14.11
  AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                       -12.40         14.85
INDEX: (REFLECTS NO DEDUCTION FOR
FEES, EXPENSES OR TAXES)                    -15.91          1.89
  MSCI ALL COUNTRY
  WORLD INDEX FREE

THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -8.09%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE MORGAN STANLEY CAPITIAL INTERNATIONAL ("MSCI") ALL COUNTRY WORLD INDEX FREE IS A MARKET CAPITALIZATION WEIGHTED INDEX COMPOSED OF 1,784 COMPANIES WITH AVERAGE MARKET CAPITALIZATIONS OF US $5.9 BILLION. THE INDEX IS REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED COUNTRIES IN NORTH AMERICA, EUROPE, AND THE PACIFIC RIM. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS THAT ARE NOT PURCHASABLE BY FOREIGNERS. THE INDEX IS UNMANAGED.

THE FUND COMMENCED INVESTMENT OPERATIONS ON SEPTEMBER 30, 1997 WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON NOVEMBER 30, 2001. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.80%
--------------------------------------------------------
Distribution (12b-1) fee+                     None
--------------------------------------------------------
Other expenses                               0.76%
--------------------------------------------------------
Total annual fund operating expenses         1.56%
--------------------------------------------------------
Waiver of fund expenses                     (0.26%)
--------------------------------------------------------
NET EXPENSES                                 1.30%


+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003 the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $137             $5.05             $8.94             $2,049

   U.S. LARGE CAP SELECT GROWTH FUND
  (FORMERLY LARGE CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of U.S. companies with large market capitalizations. Generally, large companies are those with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards.

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its total assets in large capitalization equity securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

    To the extent the Fund is overweighted in certain market sectors compared to the Russell 1000 Growth Index, the Fund may be more volatile than the Index.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 32.

[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97    46.07
98    60.80
99    95.93
00   -24.16
01   -41.38

BEST QUARTER:   Q4'99  +47.79%
WORST QUARTER:  Q1'01  -30.19%

12

   U.S. LARGE CAP SELECT GROWTH FUND
  (FORMERLY LARGE CAP GROWTH FUND)

              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR       (12/27/96)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -41.38%     15.39%         15.10%
  AFTER TAXES ON
  DISTRIBUTIONS                   -41.38      12.94          12.65
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                  -25.20      11.49          11.25
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  FUND
  RUSSELL 1000 GROWTH             -20.42       8.27           7.93

THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -22.74%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL 1000 GROWTH IS AN UNMANAGED INDEX CONTAINING THOSE COMPANIES AMONG THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE RUSSELL 1000 INDEX CONTAINS THE TOP 1,000 SECURITIES OF THE RUSSELL 3000 INDEX, WHICH IS COMPRISED OF THE 3,000 LARGEST U.S. COMPANIES AS DETERMINED BY TOTAL MARKET CAPITALIZATION. THE RUSSELL 1000 GROWTH IS CONSIDERED GENERALLY REPRESENTATIVE OF THE MARKET FOR LARGE CAP STOCKS.

THE FUND COMMENCED INVESTMENT OPERATIONS ON DECEMBER 27, 1996, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON MAY 21, 1999. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)(1)
Management fee                               0.75%
--------------------------------------------------------
Distribution (12b-1) fee+                    0.00%
--------------------------------------------------------
Other expenses                               0.60%
--------------------------------------------------------
Total annual fund operating expenses         1.35%
--------------------------------------------------------
Waiver of fund expenses                     (0.20%)
--------------------------------------------------------
NET EXPENSES                                 1.15%


+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $121              $351              $623             $1,430

   U.S. EQUITY GROWTH FUND
  (FORMERLY MID CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in stocks from a universe of U.S. companies with midsize market capitalizations. Generally, midsize companies are those with market capitalizations similar to the Russell MidCap Growth Index as measured at the time of purchase. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital gain opportunities even if the company is no longer "midcap."

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its assets in equity securities. When in the opinion of the Investment Adviser; greater investment opportunities exist, the Fund may also invest in securities of issuers with smaller or larger market capitalizations.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in smaller-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

See "Principal Strategies, Risks and Other Information" starting on page 32.

[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

94   -10.52
95    38.57
96    16.46
97    16.66
98    14.65
99    99.23
00   -13.94
01   -43.36

BEST QUARTER:   Q4 '99  +63.55%
WORST QUARTER:  Q3 '01  -34.68%

14

   U.S. EQUITY GROWTH FUND
  (FORMERLY MID CAP GROWTH FUND)

              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (4/19/93)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -43.36%     5.37%          15.47%
  AFTER TAXES ON
  DISTRIBUTIONS                   -43.36      2.04           13.90
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                  -26.41      3.86           13.61
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL MIDCAP GROWTH           -20.16      9.02           13.10

THE FUND'S YEAR-TO-DATE RETURN AS OF JUNE 30, 2002 WAS -19.74%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL MIDCAP GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES AMONG THE 800 SMALLEST IN THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE INDEX INCEPTED AFTER THE FUND ON 12/31/85. THE RUSSELL MIDCAP GROWTH INDEX IS CONSIDERED GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR MID CAP STOCKS. THE INDEX IS UNMANAGED.

THE FUND COMMENCED INVESTMENT OPERATIONS ON APRIL 19, 1993, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON MAY 21, 1999. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.75%
--------------------------------------------------------
Distribution (12b-1) fee+                    0.00%
--------------------------------------------------------
Other expenses                               0.57%
--------------------------------------------------------
Total annual fund operating expenses         1.32%
--------------------------------------------------------
Waiver of fund expenses                     (0.07%)
--------------------------------------------------------
NET EXPENSES                                 1.25%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

     Year 1            Year 3            Year 5           Year 10
      $106              $350              $619             $1,419

   EMERGING GROWTH FUND
  (FORMERLY SMALL CAP GROWTH FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in a portfolio of stocks with an average market capitalization similar to the Russell 2000 Growth Index. Capitalization of companies held by the Fund may fluctuate greatly as the market moves upwards or downwards and the Investment Adviser may continue to hold and add to an initial investment for further capital growth opportunities even if the company is no longer "small cap".

In analyzing specific companies for possible investment, the Fund's Investment Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Investment Adviser considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 75% of its total assets in U.S. equity securities. When in the opinion of the Investment Adviser; greater investment opportunities exist, the Fund may also invest in securities of issuers with larger market capitalizations.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

See "Principal Strategies, Risks and Other Information" starting on page 32.

[GRAPHIC]PAST PERFORMANCE

The following two tables show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

94    -3.51
95    35.90
96    18.88
97    12.10
98     4.37
99    93.38
00   -24.76
01   -22.31

BEST QUARTER:   Q4 '99  +51.73%
WORST QUARTER:  Q3 '01  -27.47%

16

   EMERGING GROWTH FUND
  (FORMERLY SMALL CAP GROWTH FUND)

                 AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                             SINCE INCEPTION
                               1 YEAR           5 YEAR          (10/1/93)
----------------------------------------------------------------------------
FUND:
  BEFORE TAXES                    -22.31%            5.75%             9.16%
  AFTER TAXES ON
  DISTRIBUTIONS                   -22.31             2.56              5.65
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                  -13.59             3.82              6.36
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL 2000 GROWTH              -9.23             2.87              6.50

THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS -14.67%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IN AN UNMANAGED INDEX AND IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS DETERMINED BY TOTAL MARKET CAPITALIZATION.

THE FUND COMMENCED INVESTMENT OPERATIONS ON OCTOBER 1, 1993, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON MAY 21, 1999. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               1.00%
--------------------------------------------------------
Distribution (12b-1) fee+                    0.00%
--------------------------------------------------------
Other expenses                               0.59%
--------------------------------------------------------
Total annual fund operating expenses         1.59%
--------------------------------------------------------
Waivers of fund expenses                    (0.01%)
--------------------------------------------------------
NET EXPENSES                                 1.48%

 + Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

     Year 1            Year 3            Year 5           Year 10
      $128              $431              $765             $1,757

   LARGE CAP VALUE FUND
  (FORMERLY VALUE FUND)

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks long-term capital appreciation. The Fund emphasizes equity securities of undervalued, large U.S. companies. In pursuing its goal, the Fund invests primarily in a universe of large U.S. companies with market capitalizations corresponding to the Russell 1000 Index as well as stocks in traditional value sectors with market capitalization above the smallest 5% of the Russell 1000 Index. Generally, this means companies with market capitalization greater than $3.0 billion as measured at the time of purchase.

The Investment Adviser seeks to capitalize on leading companies in traditional value-oriented sectors and companies with near-term issues whose share price has been driven to unreasonably low valuations as a result of market overreaction. In analyzing specific companies for possible investment, The Investment Adviser employs a multidimensional approach to stock selection, integrating detailed fundamental analysis with a proprietary quantitative model to identify the best large cap value investment opportunities in its universe. First stocks are evaluated using a quantitative model, which applies the Investment Adviser's stock selection philosophy to a select number of companies. Stocks that most strongly demonstrate the Investment Adviser's investment criteria of attractive valuation, financial strength, and positive change become the focus of hands on traditional research. When narrowing the investment universe, a combination of the proprietary quantitative stock-selection technique coupled with fundamental research provides the detailed analysis required to make informed investment decisions. The Investment Adviser considers whether to sell a particular security when the reason for its original purchase is no longer valid.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its total assets in the equity securities stocks of large U.S. companies. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / VALUE INVESTING--The determination that a stock is undervalued is subjective; the market may not agree, and the stock's price may not rise to what the Investment Adviser believes is its full value. It may even decrease in value. However, because the Fund's focus on undervalued stocks, the Fund's downside risk may be less than with small company stocks since value stocks are in theory already underpriced.

/ / STOCK MARKET VOLATILITY--The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly and may continue to fall for extended periods.

/ / SECURITIES LENDING--There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

See "Principal Strategies, Risks and Other Information" starting on page 32.

[GRAPHIC]PAST PERFORMANCE

The following two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

18

   LARGE CAP VALUE FUND
  (FORMERLY VALUE FUND)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97   40.55
98   20.13
99    8.72
00    7.54
01   -1.28

BEST QUARTER:   Q4 '98  +16.99%
WORST QUARTER:  Q3 '98  -12.43%


              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (4/30/96)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                     -1.28%     14.29%         16.90%
  AFTER TAXES ON
  DISTRIBUTIONS                    -1.86      12.88          15.26
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                   -0.70      11.28          13.48%
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  RUSSELL 1000 VALUE               -5.60      11.13          12.45


THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS -6.88%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


INDEX: THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX IS UNMANAGED.

THE FUND COMMENCED INVESTMENT OPERATIONS ON APRIL 30, 1996, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON MAY 21, 1999. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                               0.75%
--------------------------------------------------------
Distribution (12b-1) fee+                    0.00%
--------------------------------------------------------
Other expenses                               0.64%
--------------------------------------------------------
Total annual fund operating expenses         1.39%
--------------------------------------------------------
Waiver of fund expenses                     (0.29%)
--------------------------------------------------------
NET EXPENSES                                 1.10%


+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD SHOWN, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:


     Year 1            Year 3            Year 5           Year 10
      $116              $364              $648             $1,492

   HIGH YIELD BOND FUND

[GRAPHIC]GOAL AND PRINCIPAL STRATEGY

The Fund seeks a high level of current income and capital growth. In pursuing its goal, the Fund invests primarily in U.S. corporate high yield bonds.

In managing the Fund's investment portfolio, the Fund's Investment Adviser seeks to minimize the main risk associated with High Yield Bonds--Credit Risk. To this end, the Investment Adviser uses traditional high yield credit analysis combined with a disciplined, fundamental bottom-up research process that facilitates the early identification of high yield issuers demonstrating an ability to improve their fundamental characteristics. In the opinion of the Investment Adviser, high yield bond returns are driven by company performance, not by the direction of interest rates. Portfolio candidates are expected to exceed minimum credit statistics and exhibit the highest visibility of future expected operating performance. The Investment Adviser's sell discipline is clearly defined and designed to drive the Fund's portfolio continually toward strength. A series of sell alerts triggering further verification research such as, change in credit fundamentals, decline in relative attractiveness to other issues, and decline in industry fundamentals are utilized and the Investment Adviser will consider selling a particular security if any of the original reasons for purchase materially changes.

[GRAPHIC]PRINCIPAL INVESTMENTS


Normally, the Fund invests at least 80% of its assets in U.S. corporate bonds rated single B or higher or of comparable quality if unrated with minimum issues size of $100 million. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. For a description of these ratings, see "Bond Quality" beginning on page 35. Securities may bear rates that are fixed, variable or floating.


[GRAPHIC]PRIMARY RISKS

Because you could lose money by investing in the Fund, be sure to read all risk disclosures carefully before investing. The Fund is primarily subject to the following risks:

/ / LOW AND BELOW INVESTMENT GRADE BONDS--The bonds in which the Fund invests have a higher default risk than investment grade bonds. Below investment grade bonds are almost always uncollateralized and subordinated to other debt that an issuer has outstanding. Accordingly, below investment grade bonds and bonds rated in the lowest category of investment grade are considered predominantly speculative.


/ / LIQUIDITY--The liquidity of individual corporate bonds varies considerably.
    Low and below investment grade corporate bonds have less liquidity than higher rated investment grade bonds, which may make it more difficult for the Fund to sell or buy at a favorable price and time.


/ / ECONOMIC--Low and below investment grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

/ / INTEREST RATES--The returns of low and below investment grade bonds are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of the Fund's shares.

/ / SMALLER ISSUERS--Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger more established companies. Information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies.

For further explanation, see "Principal Strategies, Risks and Other Information" starting on page 32.

[GRAPHIC]PAST PERFORMANCE

The following tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.

Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance, before and after taxes, does not indicate future results.

20

   HIGH YIELD BOND FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

97   21.40
98    4.52
99    9.55
00   -3.42
01    2.04

BEST QUARTER:   Q3'97  +8.42%
WORST QUARTER:  Q3'98  -6.95%

              AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01
                                                        SINCE INCEPTION
                               1 YEAR        5 YEAR        (7/31/96)
-----------------------------------------------------------------------
FUND:
  BEFORE TAXES                      2.04%      6.50%          8.10%
  AFTER TAXES ON
  DISTRIBUTIONS                    -1.57       1.65           3.13
  AFTER TAXES ON
  DISTRIBUTIONS AND SALE
  OF FUND SHARES                    1.25       2.84           4.08
INDEX: (REFLECTS NO
DEDUCTION FOR FEES,
EXPENSES OR TAXES)
  SALOMON SMITH BARNEY
  HIGH YIELD BOND                   5.44       3.48           4.58

THE FUND'S YEAR-TO-DATE PERFORMANCE AS OF JUNE 30, 2002 WAS -0.67%.


AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS
401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. IN SOME CASES THE RETURN AFTER TAXES MAY EXCEED THE RETURN BEFORE TAXES DUE TO AN ASSUMED TAX BENEFIT FROM ANY LOSSES ON A SALE OF FUND SHARES AT THE END OF THE MEASUREMENT PERIOD.


THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 31, 1996, WITH THE OFFERING OF CLASS I SHARES AND SUBSEQUENTLY OFFERED CLASS R SHARES ON JULY 24, 2000. THE PERFORMANCE SHOWN ABOVE INCLUDES THE PERFORMANCE OF THE FUND'S CLASS I SHARES FOR PERIODS PRIOR TO THE OFFERING OF CLASS R SHARES. CLASS I AND R SHARES HAVE NO SALES CHARGE OR DISTRIBUTION FEE, BUT CLASS R SHARES HAVE A SHAREHOLDER SERVICE FEE OF .25%. HISTORICAL PERFORMANCE RETURNS OF THE CLASS I SHARES DO NOT REFLECT THE SHAREHOLDER SERVICING FEE APPLICABLE TO CLASS R SHARES WHICH WOULD HAVE MADE RETURNS SLIGHTLY LOWER.

INDEX: THE SALOMON SMITH BARNEY HIGH YIELD BOND INDEX CAPTURES THE PERFORMANCE OF BELOW INVESTMENT GRADE DEBT SECURITIES ISSUED BY CORPORATIONS DOMICILED IN THE U.S. AND CANADA. THE INDEX INCLUDES CASH PAY AND DEFERRED-INTEREST SECURITIES. THE INDEX IS UNMANAGED AND CONSIDERED GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR HIGH YIELD BONDS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS) (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management fee                                0.60%
---------------------------------------------------------
Distribution (12b-1) fee+                     0.00%
---------------------------------------------------------
Other expenses                                 0.66
---------------------------------------------------------
Total annual fund operating expenses          1.26%
---------------------------------------------------------
Waiver of fund expenses                      (0.27%)
---------------------------------------------------------
NET EXPENSES                                  0.99%

+ Class R Shares have adopted a 12b-1 Plan that may pay a fee to the Distributor at an annual rate of up to 0.25% of their average daily net assets. The Fund has no current intention of activating the Plan and will give shareholders a 60-days notice prior to activation of the Plan. See "Shareholder Services and Distribution Plans."

EXPENSE WAIVERS: Through the fiscal year ending March 31, 2003, the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three year period. The Investment Adviser may not amend the fee waiver agreement without the consent of the Fund. See "Expense Waivers" on page 26.

EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE AFTER WAIVERS FOR THE 1 YEAR PERIOD, AND BEFORE WAIVERS FOR THE OTHER PERIODS SHOWN. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

     Year 1            Year 3            Year 5           Year 10
      $104              $389              $703             $1,636

   SIMPLIFIED ACCOUNT INFORMATION

                                                                  OPENING AN ACCOUNT
   FOR THIS TYPE OF ACCOUNT                REGULAR INVESTMENT              PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
-----------------------------------------------------------------------------------------------------------------------
      This is the minimum
      initial investment                        $250,000                   Contact your plan administrator or sponsor.
-----------------------------------------------------------------------------------------------------------------------
       Use this type of
          application                                     New Account Form or IRA Application
-----------------------------------------------------------------------------------------------------------------------
       Before completing           Each Fund offers a variety of features, which are described in the "Your Account"
        the application         section of this prospectus. Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------
        Completing the               If you need assistance, contact your financial representative, or call us at
          application                                               (800) 551-8043.
-----------------------------------------------------------------------------------------------------------------------
  If you are a participant in      Make purchases through your plan administrator or sponsor, who is responsible for
  a qualified retirement plan                                    transmitting orders.
-----------------------------------------------------------------------------------------------------------------------
                                    Mail application and check, payable to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,
   If you are sending money     PO BOX 8326, BOSTON, MA 02266-8326. Send private courier or overnight delivery service
           by CHECK               to: Boston Financial Services, c/o Nicholas-Applegate, 66 Brooks Drive, Braintree,
                                                MA 02184. The Trust will not accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------
                                 Please read the bank wire or ACH section under the "Buying Shares" section below. You will need to obtain an account number with the Trust by sending a completed application
   If you are sending money       to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326. To
      by BANK WIRE or ACH       receive your account number, contact your financial representative or call us at (800)
                                                                       551-8043.

                                                                     BUYING SHARES
   FOR THIS TYPE OF ACCOUNT                REGULAR INVESTMENT              PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
-----------------------------------------------------------------------------------------------------------------------
                                     The Trust is generally open on days that the New York Stock Exchange is open.
  The price you will receive               All transactions received in good order before the market closes
                                               (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------
  If you are a participant in                 Make purchases through your plan administrator or sponsor,
  a qualified retirement plan                         who is responsible for transmitting orders.
-----------------------------------------------------------------------------------------------------------------------
                                             Instruct your bank to wire the amount you wish to invest to:
                                                     STATE STREET BANK & TRUST CO.--ABA #011000028
   If you are sending money                                         DDA #9904-645-0
         by BANK WIRE                                    STATE STREET BOS, ATTN: MUTUAL FUNDS
                                     CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
-----------------------------------------------------------------------------------------------------------------------
                                   Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank account. To establish this option, either complete the appropriate
   If you are sending money     sections when opening an account, contact your financial representative, or call us at
            by ACH              (800) 551-8043 for further information. To initiate an ACH purchase, call the Trust at
                                                                    (800) 551-8043.

22

   SIMPLIFIED ACCOUNT INFORMATION

                                                                 EXCHANGING SHARES
   FOR THIS TYPE OF ACCOUNT                REGULAR INVESTMENT            PARTICIPANTS IN QUALIFIED RETIREMENT PLANS
-------------------------------------------------------------------------------------------------------------------
 This is the minimum exchange                                               Contact your plan administrator or
 amount to open a new account                   $250,000                                 sponsor.
-------------------------------------------------------------------------------------------------------------------
                                        The Trust is open on days that the New York Stock Exchange is open.
                                          All transactions received in good order before the market closes
  The price you will receive       (normally 4:00 p.m. Eastern time) receive that day's NAV. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days.
-------------------------------------------------------------------------------------------------------------------
  If you are a participant in                Make exchanges through your plan administrator or sponsor,
  a qualified retirement plan                       who is responsible for transmitting orders.
-------------------------------------------------------------------------------------------------------------------
                                  The exchange must be to an account with the same registration. If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount
    Things you should know         equal to or greater than the Fund's minimum account size (see the "Opening an
                                  Account" section). To protect other investors, the Trust may limit the number of exchanges you can make.
-------------------------------------------------------------------------------------------------------------------
                                   Contact your financial representative, or call us at (800) 551-8043. The Trust
       How to request an         will accept a request by phone if this feature was previously established on your
       exchange by PHONE                  account. See the "Your Account" section for further information.
-------------------------------------------------------------------------------------------------------------------
                                  Please put your exchange request in writing, including: the name on the account, the name of the Fund and the account number you are exchanging from, the shares or
       How to request an           dollar amount you wish to exchange, and the Fund you wish to exchange to. Mail
       exchange by MAIL           this request to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA
                                                                    02266-8326.

                                                           SELLING OR REDEEMING SHARES
                                               IN WRITING                               BY PHONE
                                  -----------------------------------------------------------------------------
                                                                          Selling shares by phone is a service
                                                                           option which must be established on
                                                                         your account prior to making a request.
                                                                           See the "Your Account" section, or
                                                                         contact your financial representative,
                                     Certain requests may require a      or call the Trust at (800) 551-8043 for
    Things you should know          SIGNATURE GUARANTEE. See the next    further information. The maximum amount
                                  section for further information. You      which may be requested by phone,
                                 may sell up to the full account value.  regardless of account size, is $50,000.
                                                                            Amounts greater than that must be
                                                                          requested in writing. If you wish to
                                                                          receive your monies by bank wire, the
                                                                               minimum request is $5,000.
----------------------------------------------------------------------------------------------------------------
                                       If you purchased shares through a financial representative or plan administrator/ sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.

                                                           SELLING OR REDEEMING SHARES
                                               IN WRITING                               BY PHONE
                                  -----------------------------------------------------------------------------
                                       The Trust is open on days that the New York Stock Exchange is open.
  The price you will receive            All transactions received in good order before the market closes
                                            (normally 4:00 p.m. Eastern time) receive that day's NAV.
----------------------------------------------------------------------------------------------------------------
  If you are a participant in                     Make sales through your plan administrator or
  a qualified retirement plan                 sponsor, who is responsible for transmitting orders.
----------------------------------------------------------------------------------------------------------------
                                   Please put your request in writing,
                                   including: the name of the account
                                 owners, account number and Fund you are
                                 redeeming from, and the share or dollar Contact your financial representative,
                                 amount you wish to sell, signed by all     or call us at (800) 551-8043. The
    If you want to receive        account owners. Mail this request to:   proceeds will be sent to the existing
   your monies by BANK WIRE      NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,     bank wire address listed on the
                                 PO BOX 8326, BOSTON, MA 02266-8326. The                account.
                                  proceeds will be sent to the existing
                                     bank wire address listed on the
                                                account.
----------------------------------------------------------------------------------------------------------------
                                                                         Contact your financial representative,
                                                                            or call us at (800) 551-8043. The
                                                                           proceeds will be sent in accordance
    If you want to receive          Please call us at (800) 551-8043.     with the existing ACH instructions on
      your monies by ACH                                                    the account and will generally be
                                                                         received at your bank two business days
                                                                             after your request is received.
----------------------------------------------------------------------------------------------------------------
                                   The Trust intends to pay in cash for all shares of a Fund redeemed, but the
                                 Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. When the trust makes a redemption in kind, a shareholder may incur brokerage costs in converting such securities to cash and assumes the market risk during the time required to convert the securities to
      Redemption in Kind            cash. However, the Trust has elected to be governed by the provisions of
                                 Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

                                                     SIGNATURE GUARANTEES
                                    A signature guarantee from a financial institution is
                                    required to verify the authenticity of an individual's
         A definition                signature. It can usually be obtained from a broker,
                                         commercial or savings bank, or credit union.
---------------------------------------------------------------------------------------------
                                    A signature guarantee is needed when making a written
                                              request for the following reasons:
                                      1. When selling more than $50,000 worth of shares;
                                   2. When you want a check or bank wire sent to a name or
                                                           address
       When you need one                 that is not currently listed on the account;
                                      3. To sell shares from an account controlled by a
                                                         corporation,
                                             partnership, trust or fiduciary; or
                                   4. If your address was changed within the last 60 days.

24

   YOUR ACCOUNT

TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge. The minimum initial investment for opening an account for single and omnibus accounts is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired directors, trustees, partners, officers and employees of the Trust, the Distributor, the Investment Adviser and its general partner, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or, at the discretion of the Distributor. The Funds may only accept orders for shares in states where they are legally able to offer shares.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.

Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange, and may occur in various foreign markets on days which are not business days of the New York Stock Exchange. Accordingly, a Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of the Fund will not be able to sell their shares.

NAV is based on the market value of the securities in a Fund's portfolio. If the methods utilized by the Investment Adviser to value the Fund's portfolio securities do not accurately reflect current market value, portfolio securities are valued at fair value as determined in good faith by or under policies established by the Trust's Board of Trustees.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund has the right to refuse any purchase order.

Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

PURCHASE OF SHARES JUST BEFORE RECORD DATE. If you buy shares of the Funds just before the record date for a distribution (the date that determines who receives the distribution), the Fund will pay that distribution to you. When a distribution is paid out the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section following, the distribution may be subject to income or capital gains taxes. The timing of your purchase means that part of your investment came back to you as taxable income.

EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Fund of the same share class. To protect the interests of other investors in a Fund, the Trust may cancel the exchange privileges of any parties that, in the opinion of the Investment Adviser, are using market-timing strategies that adversely affect the Fund. Guidelines for exchanges are available from the Distributor upon request. The Trust may also refuse any exchange order.

REDEMPTIONS IN KIND. When a Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

CERTIFICATED SHARES. Shares of the Trust are electronically recorded. The Trust does not normally issue certificated shares.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:

         ANNUALLY*                          MONTHLY
 International Core Growth   High Yield Bond
 International Growth
 Opportunities
 Emerging Countries
 Worldwide Growth
 Global Select
 U.S. Large Cap Select
 Growth
 U.S. Equity Growth
 Emerging Growth
 Growth Discovery
 Large Cap Value

Any net capital gains are distributed annually.

* Annual dividends and net capital gains are normally distributed in the last calendar quarter.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 31% of your distributions and sale proceeds. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.

SMALL ACCOUNTS. If you draw down a non-retirement account so that its total value is less than the Fund minimum (see "Buying Shares" on page 17), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

26

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Investment decisions for the Funds are made by the Fund's Investment Adviser, Nicholas-Applegate Capital Management (the "Investment Adviser"), subject to direction by the Trustees. The Investment Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds.


Founded in 1984, the Investment Adviser currently manages approximately
$20 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The Investment Adviser's address is 600 West Broadway, Suite 2900, San Diego, California 92101.



The Emerging Countries and International Opportunities Funds may when feasible invest in the Indian stock markets through Nicholas-Applegate Southeast Asia Fund, Ltd a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. The Funds and Mauritius Subsidiary will be treated as one entity, and their holdings of investments are aggregated, for the purposes of applying the investment and borrowing restrictions. All investments made by the Mauritius Subsidiary will form part of the assets of the Funds and will be disclosed in the schedule of investments of the Funds.


INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:

    Emerging Growth                                                    1.00%
    Emerging Countries                                                 1.25%
    Global Select                                                      0.80%

The High Yield Bond Fund pays monthly at the following annual rates:

                        0.60% on the first $500 million
                         0.55% on the next $500 million
                  0.50% on net assets in excess of $1 billion

The International Core Growth, Worldwide Growth and International Growth Opportunities Funds pay monthly at the following annual rates:

                        1.00% on the first $500 million
                         0.90% on the next $500 million
                  0.85% on net assets in excess of $1 billion

The U.S. Equity Growth, U.S. Large Cap Select Growth and Large Cap Value Funds pay monthly at the following annual rates:

                        0.75% of the first $500 million
                        0.675% on the next $500 million
                  0.65% on net assets in excess of $1 billion

EXPENSE WAIVERS

The Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, brokerage, the expenses incurred from the creation and operation of the Mauritius entity and extraordinary expenses, do not exceed the percentages, as set forth below, for the Class R shares of each Fund through March 31, 2003. In subsequent years, overall operating expenses for each Fund will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone and expenses paid under the expense limitation agreement, as each Fund will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

International Core Growth           1.40%
International Growth Opportunities  1.65%
Emerging Countries                  1.75%
Worldwide Growth                    1.25%
Global Select                       1.30%
U.S. Large Cap Select Growth        1.15%
U.S. Equity Growth                  1.25%
Emerging Growth                     1.50%
Large Cap Value                     1.10%
High Yield Bond                     1.00%

MULTI CLASS STRUCTURE

The Funds also offer Class I Shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

SHAREHOLDER SERVICES AND
DISTRIBUTION PLANS

Each of the Funds has entered into a Shareholder Services Agreement with the Distributor under which each Fund will reimburse the Distributor up to 0.25% of the average daily assets of each of the Funds to pay financial institutions for certain personal services for shareholders and for the maintenance of shareholder accounts.

Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class R Shares may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. The schedule of such fees and the basis upon which such fees will be determined from time to time by the Distributor. The Funds have no current intention to activate the 12b-1 Plan. Shareholders will be given a 60 day notice upon the Funds' determination to activate the Plan.

In addition, the Investment Adviser may make additional payments from its own resources to intermediaries for providing certain services for shareholders and for the maintenance of shareholder accounts. This in no way affects the advisory fee paid by each of the Funds. Contact the Investment Adviser for more information.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

PORTFOLIO TURNOVER

To the extent that the Investment Adviser actively trades a Fund's portfolio securities in an attempt to achieve the Fund's investment goal, such trading may cause the Fund to have an increased portfolio turnover rate of 300% or more, which has the potential to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities may have an adverse impact on the Fund's performance.

PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management.

PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL


HORACIO A. VALEIRAS, CFA



CHIEF INVESTMENT OFFICER



Since 2002 responsible for management of all investment and trading functions;
    15 years of prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherrerd; and Credit Suisse First Boston



M.B.A.--University of California, Berkley; S.M.--Massachusetts Institute of
    Technology; B.S.--Virginia Tech



CATHERINE SOMHEGYI NICHOLAS



LEAD PORTFOLIO MANAGER GLOBAL EQUITIES



Since 2002; Chief Investment Officer 1997-2002; Portfolio Manager 1987-1997
    Domestic Equities; prior investment management experience with Professional Asset Securities, Inc. and Pacific Century Advisers



M.B.A. and B.S.--University of Southern California



GLOBAL SELECT AND WORLDWIDE GROWTH


ANDREW B. GALLAGHER

PORTFOLIO MANAGER

Since 1992; 7 years prior investment management experience with Pacific Centruy
    Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

WORLDWIDE GROWTH

RANDALL S. KAHN, CFA

PORTFOLIO MANAGER

Since 1999; 12 years prior investment experience with American Century
    Investments, Daiwa Securities America, Inc. and Daiwa Securities Co., LTD.

B.A.--University of California, Berkley

M.B.A.--University of Chicago

INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, WORLDWIDE GROWTH
    AND GLOBAL SELECT

PEDRO V. MARCAL, JR.

PORTFOLIO MANAGER

Since 1996; Assistant Portfolio Manager 1994-1996; 5 years prior investment management experience with A.B. Laffer, V.A. Canto & Associates, and A-Mark Precious Metals

B.A.--University of California, San Diego

GLOBAL SELECT AND WORLDWIDE GROWTH

28

   ORGANIZATION AND MANAGEMENT

LORETTA J. MORRIS

PORTFOLIO MANAGER

Since 1990; 10 years prior investment management experience with Collins
    Associates

Attended California State University, Long Beach;

INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, WORLDWIDE GROWTH
    AND GLOBAL SELECT

ERNESTO RAMOS, PH.D.

PORTFOLIO MANAGER

Since 1995; 1994-1995 Research Manager; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University

Ph.D.--Harvard University; B.S.--Massachusetts
    Institute of Technology

EMERGING COUNTRIES, INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH
    OPPORTUNITIES, WORLDWIDE GROWTH AND GLOBAL SELECT

LARRY SPEIDELL, CFA

DIRECTOR OF GLOBAL/SYSTEMATIC PORTFOLIO MANAGEMENT AND RESEARCH

Since 1994; 23 years prior investment management experience with Batterymarch
    Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES, GLOBAL SELECT,
    WORLDWIDE GROWTH AND EMERGING COUNTRIES

CHRISTOPHER ANGIOLETTI

PORTFOLIO MANAGER

Since 1999; 3 years prior investment experience with Sterling Johnston Capital
    Management, Inc.; Volpe, Brown, Whelan & Co., LLC; and
    Oppenheimer & Co. Inc.

B.A.--University of California, Los Angeles

J.D.--Vanderbilt University School of Law

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

ANDREW BEAL

PORTFOLIO MANAGER

Since 2001; 10 years prior experience with Schroder Investment Management (UK)
    LTD.

B.S.--University of Bath, England

EMERGING COUNTRIES, WORLDWIDE GROWTH, GLOBAL SELECT, INTERNATIONAL CORE GROWTH AND INTERNATIONAL OPPORTUNITIES

JASON CAMPBELL

PORTFOLIO MANAGER

Since 1998; prior experience with San Diego State University Economics
    Department

M.A. and B.A.--San Diego State University; Pontificia Universidade Catolica do
    Rio de Janeiro

EMERGING COUNTRIES

MELISA A. GRIGOLITE, CFA

PORTFOLIO MANAGER

Since 1996; 1993-1996 International Analyst; 1991-1993 Account Administrator;
    prior experience with SGPA Architecture and Planning

M.S.--San Diego State University; B.S.--Southwest Missouri State University

INTERNATIONAL CORE GROWTH, INTERNATIONAL GROWTH OPPORTUNITIES AND WORLDWIDE
    GROWTH

JESSICA L.G. OCCHIALINI

PORTFOLIO MANAGER

Since 1999; 1997-1999 Assistant Portfolio Manager; 1996-1997 Investment Analyst;
    1995-1996 Investment Assistant; 3 years prior experience with Eaton Vance Management and Union Capital Advisors

Attended University of Pennsylvania

EMERGING COUNTRIES

JON BORCHARDT

INVESTMENT ANALYST

Since 1996; 1994-1996 Senior Account Administrator; 5 years prior investment management experience with Union Bank

B.A.--University of San Francisco

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

JOHN CASARIETTI

INVESTMENT ANALYST

Since 2000; 1998-2000 International Account Administrator; 4 years prior experience with Interbank Funding Group and Barron Chase Securities

B.S.--The University of Southern California

EMERGING COUNTRIES

REBECCA K. HAGSTROM, CFA

INVESTMENT ANALYST

Since 2000; 5 years prior experience with Prudential Global Asset Management;
    Prudential Capital Group and Prudential Realty Group

B.S.--Georgia Institute of Technology

EMERGING COUNTRIES

DAVID FUJISAKI

INVESTMENT ANALYST

Since 2001; 1 year prior experience with Jeffrey Slocum & Associates and Tennant
    Corporation Japan Branch

B.A.--Carleton College

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

CHRISTOPHER A. HERRERA

INVESTMENT ANALYST

Since 2000; 5 years prior experience as an intern with the Investment Adviser and with Lehman Brothers Global Real Estate Group

M.B.A.--University of California, Berkley; B.S.--University of Southern
    California

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

THEODORA JAMISON

INVESTMENT ANALYST

Since 1999; 2 years prior investment experience with Donaldson, Lufkin &
    Jenrette and A.G. Edwards & Sons Inc.

B.S.--Menlo College

EMERGING COUNTRIES

SHU NUNG LEE, CFA

INVESTMENT ANALYST

Since 2002; 6 years prior experience with Lehman Brothers, Tokyo; Credit Suisse
    First Boston, Hong Kong; and Toyota Motor Corp., Toyota City, Japan

M.B.A.--Columbia Business School; B.S.--Stanford University

EMERGING COUNTRIES

ERIC SAGMEISTER

INVESTMENT ANALYST

Since 2000; trade settlement coordinator 1995-2000. Previously with Qualcomm
    Communications

B.A.--San Diego State University

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

KARL RICHTENBURG

INVESTMENT ANALYST

Since 2001; 8 years prior investment experience with GE Asset Management,
    International Equities and GFI Group Ltd., London

Dual M.B.A.--Fordham University, Graduate School of Business; Dual
    B.A.--Monmouth University

GLOBAL TECHNOLOGY, INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH
    OPPORTUNITIES

ROLF SCHILD

INVESTMENT ANALYST

Since 1997; previous investment experience with Raiffeisen Bank, Switzerland

M.B.A. and B.S.--Basel University, Switzerland

INTERNATIONAL CORE GROWTH AND INTERNATIONAL GROWTH OPPORTUNITIES

EQUITY MANAGEMENT--U.S.


HORACIO A. VALEIRAS, CFA



CHIEF INVESTMENT OFFICER



Since 2002 responsible for management of all investment and trading functions;
    15 years of prior experience with Morgan Stanley Investment Management; Miller, Anderson and Sherrerd; and Credit Suisse First Boston



M.B.A.--University of California, Berkley; S.M.--Massachusetts Institute of
    Technology; B.S.--Virginia Tech


THOMAS BLEAKLEY

PORTFOLIO MANAGER

Since 1995; 3 years prior investment management experience with Twentieth
    Century Investors and Dell Computer Corporation

M.B.A.--University of Texas--Boston University

EMERGING GROWTH

WILLIAM H. CHENOWETH, CFA

PORTFOLIO MANAGER

Since 1998; 12 years prior investment management experience with Turner
    Investment Partners, Inc., and Jefferson-Pilot Corporation

M.B.A. and B.B.A.--Emory University

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

ANDREW B. GALLAGHER

PORTFOLIO MANAGER

Since 1992; 7 years prior investment management experience with Pacific Century
    Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

30

   ORGANIZATION AND MANAGEMENT

JOHN C. MCCRAW

PORTFOLIO MANAGER

Since 1995; 1992-1995 Assistant Portfolio Manager, prior investment management experience with Nations Bank

M.B.A.--University of California, Irvine; B.A.--Flagler College

EMERGING GROWTH

MARK STUCKELMAN

PORTFOLIO MANAGER

Since 1995; 5 years prior experience investment management experience with Wells
    Fargo Bank Investment Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkley

LARGE CAP VALUE

MICHAEL P. CARROLL

PORTFOLIO MANAGER

Joined firm in 1998; 3 years prior investment experience with Morgan Stanley
    Dean Witter & Co. and The University of Notre Dame Investment Office

B.B.A.--University of Notre Dame

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

KENNETH H. LEE, CFA

PORTFOLIO MANAGER

Since 1999; 9 years prior investment experience with Wells Fargo Bank and Dean
    Witter Reynolds/ Lederer Quantitative Research

B.A.--University of California, Davis; attended Yonsei University, South Korea

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

TRISHA C. SCHUSTER, CFA

PORTFOLIO MANAGER

Since 1998; 4 years prior investment experience with Bel Air Advisors/Bear
    Stearns and Farmers Insurance Company

B.A.--University of California, Los Angeles;
    M.B.A.--University of California, Irvine

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

JOHN GRAVES

INVESTMENT ANALYST

Since 1997; 9 years previous experience with San Diego County District
    Attorney's Office and Imperial Savings

M.B.A.--San Diego State University; B.A.--Hunter College

LARGE CAP VALUE

MICHAEL P. GIGGIE

INVESTMENT ANALYST

Since 2000, previous experience with PPG Industries, Inc.

M.B.A.--Indiana University; B.S.--United States Naval Academy

EMERGING GROWTH AND GROWTH DISCOVERY

ELIZABETH LEMESEVSKI

INVESTMENT ANALYST

Since 2001, 10 years prior experience with T.A. McKay & Co.; Citibank; and
    CoreStates Philadelphia International Bank

M.B.A.--Fordham University; B.S.--Rutgers University

CONVERTIBLE

JOHN MAZUR

INVESTMENT ANALYST

Joined firm in 1999; 1 year prior investment experience and 7 years of experience in the Biotech industry

M.B.A.--The Wharton School, University of Pennsylvania; B.S.--University of
    Southern California; attended Texas A&M University


EMERGING GROWTH


TRAVIS PRENTICE

PORTFOLIO MANAGER

Since 1997; prior experience with Merrill Lynch Private Client Group

M.B.A.--San Diego State University; B.A.--University of Arizona

EMERGING GROWTH

THOMAS J. SMITH, CFA

INVESTMENT ANALYST

Since 1998; 1995-1998 Account Administrator; 4 years prior investment experience with Wells Fargo Bank and Dean Witter Reynolds

B.A.--San Diego State University

U.S. EQUITY GROWTH AND U.S. LARGE CAP SELECT GROWTH

MONTIE L. WEISENBERGER

INVESTMENT ANALYST

Since 2001; 6 years prior experience with Adams, Harkness & Hill and KPMG, LLP

M.H.A.--Georgia State University; M.B.A.--Georgia State University;
    B.A.--Flagler College

EMERGING GROWTH AND GROWTH DISCOVERY

HIGH YIELD BOND--MANAGEMENT TEAM

DOUGLAS G. FORSYTH, CFA

PORTFOLIO MANAGER

Since 1994; 3 years prior investment management experience with AEGON USA.

B.A.--University of Iowa

WILLIAM L. STICKNEY

PORTFOLIO MANAGER

Since 1999; 10 years prior investment experience with ABN AMRO, Inc.; Cowen &
    Company; and Wayne Hummer & Company

M.B.A.--Northwestern University, J.L. Kellogg School of Management; B.S.--Miami
    University

MICHAEL E. YEE

PORTFOLIO MANAGER

Since 1998; 1996-1998 Domestic and Global Portfolio Account Administrator;
    1995-1996 Client Service Representative

M.B.A--San Diego State University; B.S.--University of California, San Diego

ELIZABETH LEMESEVSKI

INVESTMENT ANALYST

Since 2001, 10 years prior experience with T.A. McKay & Co.; Citibank; and
    CoreStates Philadelphia International Bank

M.B.A.--Fordham University; B.S.--Rutgers University

32

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

MORE ABOUT THE FUNDS

Each Fund's goal and principal investment strategies, and the main risks of investing in the Funds, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. Except as noted below, each Fund's investment strategy may be changed without shareholder approval. There can, of course, be no assurance that any Fund will achieve its investment goal.

Please note that each Fund may also use strategies and invest in securities that are not described in the Statement of Additional Information. Of course, the Investment Adviser may decide, as a matter of investment strategy, not to use the investments and investment techniques described below and in the Statement of Additional Information at any particular time.

INTERNATIONAL INVESTMENT RISK AND CONSIDERATIONS

FOREIGN SECURITIES. The International Core Growth, Emerging Countries, Worldwide Growth and International Growth Opportunities Funds invest in foreign securities as a principal strategy. The remainder of the Funds may invest in foreign securities as a non-principal strategy.

CURRENCY FLUCTUATIONS. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product or rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions such as imposition of exchange control regulation witholding taxes, limitations on the removal of funds or other assets, expropriation of assets and confiscatory taxation could have a significant impact on economic conditions in certain countries which could affect the value of the securities in the Funds.

For example, with respect to the Mauritius Subsidiary, the Indian Revenue authorities from time to time re-examine the eligibility of Mauritius entities to tax relief granted under treaty between India and Mauritius. Under the terms of the treaty, entities such as the Mauritius Subsidiary are not taxed on income from capitial gains arising in India on the sale of Indian securities, a rate which can be as high as 30%. While the Funds expect to continue to utilize the Mauritius Subsidiary and rely on the treaty and its benefits, there is no guarantee that Indian Revenue authorities will continue to allow treaty benefits. In that instance, the Emerging Countries Fund could be liable for Indian taxes for the entire period during which the Mauritius Subsidiary held Indian securities.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are, in many respects, less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

GENERAL FIXED INCOME SECURITIES' RISKS

The High Yield Bond Fund invest in debt securities as a principal strategy. The remainder of the Funds may invest in debt securities as a non-principal strategy. The debt securities in which the Funds invests may be of any maturity. Fixed income securities are subject to the following risks:

MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater affect on fixed income securities with longer durations.

CREDIT RISK. Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the rating of the fixed income security, the greater the credit risk.

Lower rated fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

CALL RISK. Call risk is the possibility that an issuer may redeem a fixed income security before maturity ("call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS. Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than other securities. This may increase the price volatility of these securities.

FOREIGN RISKS. Foreign debt securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Debt securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors. Due to these risk factors, foreign debt securities may be more volatile and less liquid than similar securities traded in the U.S.

BELOW INVESTMENT GRADE BOND RISKS

The High Yield Bond Fund invests in debt securities rated below investment grade as a principal strategy. The remainder of the Funds may invest in debt securities rated below investment grade as a non-principal strategy. These securities usually offer higher yields than higher-rated securities but are also subject to more risk than higher-rated securities.

Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securites, which

34

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

EQUITY-LINKED SECURITIES


Certain Funds may purchase Equity-Linked Securities; also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to access the securities market of a country. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk there is of the underlying securities, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.


REPURCHASE AGREEMENTS AND RISKS

Each Fund may enter into repurchase agreements as a non-principal investment strategy. A repurchase agreement is the purchase by the Fund of a security that a seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

TEMPORARY INVESTMENTS AND RISKS

Each Fund may, from time to time, invest all of its assets in short-term instruments when the Investment Adviser determines that adverse market, economic, political or other market conditions call for a temporary defensive posture. Such a defensive posture may result in a Fund failing to achieve its investment objective.

LENDING OF PORTFOLIO SECURITIES' RISKS

In order to generate additional income, each of the Funds may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy and under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to least 102% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

HEDGING TRANSACTION RISKS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings on a non-principal basis. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made.

Futures contracts traded OTC are frequently referred to as forward contracts. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio managers could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

36

   PRINCIPAL STRATEGIES, RISKS AND OTHER INFORMATION

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                 (This page has been left blank intentionally.)

38

   FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Funds' financial performance for the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Financial Highlights have been audited by Ernst & Young LLP with respect to the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000. Please read in conjnunction with the Trust's 2002 Annual Report which is available upon request.


                                                         INCOME FROM
                                                    INVESTMENT OPERATIONS
                                       NET     --------------------------------
                                      ASSET          NET          NET REALIZED   TOTAL FROM
                                     VALUE,       INVESTMENT     AND UNREALIZED  INVESTMENT
                                    BEGINNING  INCOME (LOSS)(3)   GAINS (LOSS)   OPERATIONS

                                                  INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
    For the year ended 3/31/02        $19.13        $ 0.02            $ (2.08)    $ (2.06)
    For the year ended 3/31/01         31.84         (0.03)            (11.26)     (11.29)
    6/1/99 (commenced) to 3/31/00      20.01         (0.20)             12.03       11.83
INTERNATIONAL GROWTH OPPORTUNITIES
    For the year ended 03/31/02       $22.09        $(0.05)           $  0.67     $  0.62
    For the year ended 03/31/01        51.19         (0.09)            (17.92)     (18.01)
    For the period 5/7/99 through
    3/31/00                            22.38         (0.24)             29.26       29.02
    For the period 4/1/99 through
    5/7/99 (1)                         21.12         (0.01)              1.27        1.26
    For the year ended 3/31/99         18.45          0.03               3.22        3.19
    For the year ended 3/31/98         17.02         (0.13)              5.50        5.37
    For the year ended 3/31/97         15.05            --               2.28        2.28
    For the year ended 3/31/96         13.09          0.06               2.02        2.08
WORLDWIDE GROWTH
    For the year ended 03/31/02       $13.93        $(0.02)           $  0.04     $  0.02
    For the year ended 03/31/01        38.70         (0.09)            (16.13)     (16.22)
    For the period 5/7/99 through
    3/31/00                            23.77         (0.14)             15.07       14.93
    For the period 4/1/99 through
    5/7/99 (1)                         22.26         (0.02)              1.53        1.51
    For the year ended 3/31/99         17.90          0.67               5.16        5.83
    For the year ended 3/31/98         14.21          0.25               4.56        4.81
    For the year ended 3/31/97         15.42         (0.12)              2.08        1.96
    For the year ended 3/31/96         13.06          0.06               2.58        2.64
GLOBAL SELECT
    For the year ended 03/31/02       $13.02        $(0.02)           $  0.65     $  0.63
    For the year ended 03/31/01        31.91         (0.06)            (10.00)     (10.06)
    For the year ended 3/31/00         20.48         (0.21)             19.90       19.69
    For the year ended 3/31/99         14.81         (0.05)              5.86        5.81
    9/30/97 (commenced) to 3/31/98     12.50            --               2.31        2.31
EMERGING COUNTRIES
    For the year ended 3/31/02        $11.13        $ 0.00            $  0.99     $  0.99
    For the year ended 03/31/01        23.67         (0.07)            (10.84)     (10.91)
    6/1/99 (commenced) to 3/31/00      15.26         (0.17)              8.58        8.41

                                                       U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT GROWTH
    For the year ended 3/31/02        $22.52        $(0.16)           $ (4.40)    $ (4.56)
    For the year ended 3/31/01         49.77         (0.32)            (25.90)     (26.22)
    6/1/99 (commenced) to 3/31/00      28.61         (0.21)             21.37       21.16
U.S. EQUITY GROWTH
    For the year ended 3/31/02        $13.57        $(0.12)           $ (2.09)    $ (2.21)
    For the year ended 3/31/01         41.51         (0.18)            (20.03)      20.21
    6/1/99 (commenced) to 3/31/00      18.94         (0.09)             22.66       22.57
EMERGING GROWTH
    For the year ended 3/31/02        $ 9.55        $(0.07)           $  0.06     $ (0.01)
    For the year ended 3/31/01         27.05         (0.06)            (12.36)      12.42
    6/1/99 (commenced) to 3/31/00      13.86         (0.15)             13.69       13.54
LARGE CAP VALUE
    For the year ended 3/31/02        $23.39        $ 0.15            $  1.26     $  1.41
    For the year ended 3/31/01         21.74          0.18               1.63        1.81
    6/1/99 (commenced) to 3/31/00      22.33          0.12              (0.71)      (0.59)

                                                    U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the year ended 3/31/02          $10.83        $ 0.83            $ (0.92)    $ (0.09)
  8/15/00 (commenced) to 3/31/01          --          0.81              10.83       11.64


                                          LESS DISTRIBUTIONS FROM:
                                    ------------------------------------
                                     FROM NET        NET       NET ASSET
                                    INVESTMENT    REALIZED      VALUE,
                                      INCOME    CAPITAL GAINS   ENDING
                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
    For the year ended 3/31/02         $   --      $   --        $17.07
    For the year ended 3/31/01             --       (1.42)        19.13
    6/1/99 (commenced) to 3/31/00          --          --         31.84
INTERNATIONAL GROWTH OPPORTUNITIES
    For the year ended 03/31/02        $   --      $   --        $22.71
    For the year ended 03/31/01         (0.13)      (8.67)        24.38
    For the period 5/7/99 through
    3/31/00                                --       (0.21)        51.19
    For the period 4/1/99 through
    5/7/99 (1)                             --          --         22.38
    For the year ended 3/31/99             --       (0.58)        21.12
    For the year ended 3/31/98             --       (3.94)        18.45
    For the year ended 3/31/97          (0.08)      (0.23)        17.02
    For the year ended 3/31/96          (0.12)         --         15.05
WORLDWIDE GROWTH
    For the year ended 03/31/02        $   --      $   --        $13.95
    For the year ended 03/31/01            --       (6.69)        15.79
    For the period 5/7/99 through
    3/31/00                                --          --         38.70
    For the period 4/1/99 through
    5/7/99 (1)                             --          --         23.77
    For the year ended 3/31/99          (0.64)      (0.83)        22.26
    For the year ended 3/31/98             --       (1.12)        17.90
    For the year ended 3/31/97             --       (3.17)        14.21
    For the year ended 3/31/96          (0.28)         --         15.42
GLOBAL SELECT
    For the year ended 03/31/02        $   --      $   --        $13.65
    For the year ended 03/31/01            --       (8.99)        12.86
    For the year ended 3/31/00             --       (8.26)        31.91
    For the year ended 3/31/99             --       (0.14)        20.48
    9/30/97 (commenced) to 3/31/98         --          --         14.81
EMERGING COUNTRIES
    For the year ended 3/31/02         $   --      $   --        $12.12
    For the year ended 03/31/01            --       (1.63)        11.13
    6/1/99 (commenced) to 3/31/00          --          --         23.67
                                             U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT GROWTH
    For the year ended 3/31/02         $   --      $   --        $17.96
    For the year ended 3/31/01             --       (1.03)        22.52
    6/1/99 (commenced) to 3/31/00          --          --         49.77
U.S. EQUITY GROWTH
    For the year ended 3/31/02         $   --      $   --        $11.36
    For the year ended 3/31/01             --       (7.73)        13.57
    6/1/99 (commenced) to 3/31/00          --          --         41.51
EMERGING GROWTH
    For the year ended 3/31/02         $   --      $   --        $ 9.54
    For the year ended 3/31/01             --       (5.08)         9.55
    6/1/99 (commenced) to 3/31/00          --       (0.35)        27.05
LARGE CAP VALUE
    For the year ended 3/31/02         $(0.04)     $(0.37)       $24.39
    For the year ended 3/31/01          (0.16)         --         23.39
    6/1/99 (commenced) to 3/31/00          --          --         21.74
                                          U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the year ended 3/31/02           $(0.93)     $   --        $ 9.81
  8/15/00 (commenced) to 3/31/01        (0.81)         --         10.83


------------------------------------------------

 (1) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the High Yield Bond Fund for the year ended March 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets to 8.20% from 8.35%. Per share ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
 (2) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
 (3)  Total returns are not annualized for periods less than one year.

                                                                        RATIOS TO AVERAGE NET ASSETS (5)
                                                             -------------------------------------------------------
                                                NET ASSETS,       NET                      EXPENSE                    PORTFOLIO
                                       TOTAL      ENDING      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET      TURNOVER
                                     RETURN(4)  (IN 000'S)   INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES(6)    RATE

                                                                     INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
    For the year ended 3/31/02         (10.77%)  $ 11,199       (0.09%)        1.61%          0.01%          1.62%         232%
    For the year ended 3/31/01         (36.17%)    11,216       (0.13%)        1.58%          0.08%          1.66%         234%
    6/1/99 (commenced) to 3/31/00       59.14%     15,571       (0.82%)        1.61%          0.04%          1.65%         158%
INTERNATIONAL GROWTH OPPORTUNITIES
    For the year ended 03/31/02          3.27%   $    154(7)    (1.02%)        1.64%          0.00%          1.64%         168%
    For the year ended 03/31/01        (37.80%)   193,934       (0.24%)        1.37%          0.05%          1.42%         160%
    For the period 5/7/99 through
    3/31/00                            130.09%    270,159       (0.73%)        1.45%         (0.04%)         1.41%         151%
    For the period 4/1/99 through
    5/7/99 (1)                           5.97%     71,738       (0.37%)        1.39%            --           1.39%          23%
    For the year ended 3/31/99          17.97%     69,077       (0.30%)        1.53%         (0.15%)         1.38%         146%
    For the year ended 3/31/98          37.02%     42,851       (0.91%)        1.94%         (0.53%)         1.41%         198%
    For the year ended 3/31/97          15.25%     48,505       (0.38%)        1.68%         (0.28%)         1.40%         206%
    For the year ended 3/31/96          15.99%     20,245        0.34%         2.44%         (1.04%)         1.40%         141%
WORLDWIDE GROWTH
    For the year ended 03/31/02          0.43%   $    150(7)    (0.66%)        1.63%         (0.03%)         1.60%         280%
    For the year ended 03/31/01        (46.19%)    98,718       (0.30%)        1.34%          0.01%          1.35%         204%
    For the period 5/7/99 through
    3/31/00                             62.81%    188,731       (0.54%)        1.42%         (0.05%)         1.37%         168%
    For the period 4/1/99 through
    5/7/99 (1)                           6.78%    108,457       (0.84%)        1.29%            --           1.29%          21%
    For the year ended 3/31/99          34.28%     74,523        0.19%         1.51%         (0.17%)         1.34%         247%
    For the year ended 3/31/98          35.08%     11,686       (0.31%)        1.87%         (0.51%)         1.36%         202%
    For the year ended 3/31/97          13.18%      2,656       (0.43%)        3.05%         (1.70%)         1.35%         182%
    For the year ended 3/31/96          20.37%      3,613        0.20%         2.60%         (1.25%)         1.35%         132%
GLOBAL SELECT
    For the year ended 03/31/02          5.16%   $    157(7)    (0.70%)        1.56%         (0.11%)         1.45%         401%
    For the year ended 03/31/01        (36.33%)    15,023       (0.21%)        1.78%         (0.48%)         1.30%         440%
    For the year ended 3/31/00         110.64%     24,742       (0.81%)        1.82%         (0.49%)         1.33%         348%
    For the year ended 3/31/99          39.55%     10,414       (0.31%)        3.14%         (1.81%)         1.33%         419%
    9/30/97 (commenced) to 3/31/98      18.48%      7,320       (0.06%)        2.14%         (0.94%)         1.20%         238%
EMERGING COUNTRIES
    For the year ended 3/31/02           8.89%   $    120(7)     0.04%         2.11%         (0.20%)         1.91%         260%
    For the year ended 03/31/01        (47.01%)       117(7)    (0.40%)        1.91%          0.10%          2.01%         244%
    6/1/99 (commenced) to 3/31/00       55.11%          1(7)    (1.26%)        1.99%         (0.05%)         1.94%         178%

                                                                         U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT GROWTH
    For the year ended 3/31/02         (20.25%)  $ 38,386       (0.79%)        1.35%         (0.10%)         1.25%         224%
    For the year ended 3/31/01         (53.35%)    41,730       (0.80%)        1.34%         (0.09%)         1.25%         160%
    6/1/99 (commenced) to 3/31/00       73.98%     83,785       (0.69%)        1.42%         (0.15%)         1.27%         154%
U.S. EQUITY GROWTH
    For the year ended 3/31/02         (16.29%)  $     13       (0.94%)        1.32%         (0.07%)         1.25%         154%
    For the year ended 3/31/01         (54.03%)    68,406       (0.86%)        1.39%         (0.09%)         1.25%         186%
    6/1/99 (commenced) to 3/31/00      119.11%         14       (0.73%)        1.23%         (0.21%)         1.02%         115%
EMERGING GROWTH
    For the year ended 3/31/02          (0.10%)  $  4,597       (0.73%)        1.59%(4)        (0.11%)       1.48%         138%
    For the year ended 3/31/01         (49.67%)     3,577       (0.32%)        1.55%         (0.12%)         1.43%         120%
    6/1/99 (commenced) to 3/31/00       98.68%      5,861       (0.91%)        1.62%         (0.20%)         1.42%          88%
LARGE CAP VALUE
    For the year ended 3/31/02           6.13%   $ 11,423        0.63%         1.39%         (0.13%)         1.26%          99%
    For the year ended 3/31/01           8.31%      9,838        0.78%         1.47%         (0.20%)         1.27%         120%
    6/1/99 (commenced) to 3/31/00       (2.21%)     7,700        0.70%         1.52%         (0.26%)         1.26%         140%

                                                                      U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the year ended 3/31/02            (0.64%)  $    132(7)     8.20%         1.26%         (0.27%)         0.99%         113%
  8/15/00 (commenced) to 3/31/01         0.58%        157(7)    11.29%         1.49%         (0.46%)         1.03%         132%


------------------------------------------------

 (4) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Small Cap Growth Fund, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.
 (5) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (increase net investment loss) ratios had such reductions not occurred.
 (6) This calculation includes expenses not part of the expense reimbursement calculation.
 (7)  Actual amount.

40

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following table sets forth historical performance information for the U.S. Equity Growth and International Growth Opportunities Funds (the "Funds"), as their respective pool of assets converted from one legal entity to another. Each Fund's performance includes historical performance of comparable managed institutional separate accounts ("Institutional Accounts") managed by the Investment Adviser prior to the Funds' inception. The Funds' performance also includes historical performance of predecessor funds. The Investment Adviser has advised the Trust that the Institutional Accounts and predecessor Fund entities were operated with materially equivalent investment objectives, policies, strategies and restrictions as the Funds.

    The U.S. Equity Growth Fund performance includes performance for Whitehall Partners, a California limited partnership whose total assets were transferred to the U.S. Equity Growth Fund in April 1993. The International Growth Opportunities Fund performance includes performance information for Huntington Partners, a California limited partnership whose assets were transferred to the International Growth Opportunities Fund in January 1994.

    From April 1993 until July 24, 1998, the Funds were organized in the Nicholas-Applegate "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Investment Trust (the "Trust"). On July 24, 1998, the "master-feeder" arrangement was reorganized into a multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares.

    In May 1999, the Trust became the successor entity to the assets of the Class I shares of the Nicholas-Applegate Mutual Funds when, substantially all of those "Institutional" assets transferred to the Trust. The investment objectives, policies and limitations of the portfolios of the Trust are identical in every respect to the corresponding portfolios of the Nicholas-Applegate Mutual Funds. The investment management fees and expense limitations are also identical.

    The performance returns for Institutional Accounts have been adjusted to reflect the deduction of the fees and expenses of the Funds' and, for the period preceding the period the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master funds of the Trust (including advisory fees), and give effect to transaction costs as well as reinvestment of income and gains. However, the prior Institutional Accounts were not registered under the Investment Company Act and were therefore not subject to the investment restrictions imposed by the Act; if the Institutional Accounts had been so registered, their performance might have been lower.

    The performance results presented may not necessarily equal the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the results do not reflect the effect of income or excise taxes on any shareholder, partner or trust beneficiary.

                                                               INTERNATIONAL                   U.S. EQUITY
                                                           GROWTH OPPORTUNITIES                  GROWTH
                                                                PERFORMANCE                    PERFORMANCE
                                                       INTERNATIONAL                                    RUSSELL
                                                           GROWTH        SALOMON       U.S. EQUITY      MID CAP
                                                       OPPORTUNITIES     EPAC/EMI         GROWTH         GROWTH
YEAR                                                        FUND         INDEX(1)          FUND         INDEX(2)
  1985(3)                                                   n/a            n/a            24.71%          n/a
  1986                                                      n/a            n/a            32.85          17.55%
  1987                                                      n/a            n/a             3.59           2.76
  1988                                                      n/a            n/a            12.67          12.92
  1989                                                      n/a            n/a            33.92          31.48
  1990(3)                                                 (17.48)        (17.09)           0.73          (5.13)
  1991                                                     11.78           6.68           55.52          47.03
  1992                                                    (12.36)        (15.52)          13.55           8.71
  1993                                                     26.03          30.56           19.77          11.19
  1994                                                      8.61           9.44          (10.52)         (2.17)
  1995                                                      6.00           4.79           38.57          33.99
  1996                                                     18.27           6.46           16.46          17.48
  1997                                                     14.09          10.28           16.66          22.54
  1998                                                     36.34          14.15           14.65          17.86
  1999                                                     128.11         21.91           99.82          51.31
  2000                                                    (12.14)        (11.07)         (13.94)        (11.75)
  2001                                                    (26.08)        (16.39)         (43.36)        (20.16)
  Last year(4)                                              N/A            N/A           (35.92)        (26.34)
  Last 5 years(4)                                           N/A            N/A             0.12           2.27
  Last 10 years(4)                                          N/A            N/A             8.49           9.55


      (1)                     The Salomon EPAC Extended Market Index ("EMI") is an
                              unmanaged index that includes shares of approximately 2,800 countries excluding Canada and the United States. Companies included in the Index are smaller capitalization companies with available float market capitalizations greater than U.S
                              $100 million. Only issuers that are legally and practically available to outside investors are included in the Index.
                              Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions or other expenses of investing.
      (2)                     The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the
                              Russell 1000 Index with higher than average price-to-book
                              ratios and forecasted growth. The Russell 1000 Index
                              contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as
                              determined by total market capitalization. The Russell
                              Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market
                              capitalization is approximately $4 billion, the median
                              market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market
                              capitalization of $8.7 billion. This Index reflects the
                              reinvestment of income dividends and capital gains
                              distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.
      (3)                     Performance inception dates--Whitehall
                              Partners--September 30, 1985; U.S. Equity Growth
                              Class I--April 19, 1993; U.S. Equity Growth Class R Shares
                              November 30, 2001; Huntington Partners International Small
                              Cap Growth--June 7, 1990; International Growth Opportunities
                              Fund--January 3, 1994. Class R shares--November 30, 2001.
      (4)                     Through June 30, 2002.

NICHOLAS APPLEGATE(R)
INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------


      NEW ACCOUNT APPLICATION (NON-IRA)



MAIL TO:                                                      OVERNIGHT TO:
Nicholas-Applegate Institutional Funds                        Boston Financial Data Services
PO Box 8326                                                   c/o Nicholas-Applegate
Boston, MA 02266-8326                                         66 Brooks Drive
800 - 551-8043                                                Braintree, MA 02184

RETIREMENT SHARES                                             INSTITUTIONAL ACCT NO.
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8643.


 1. ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

PLEASE CHECK THE APPLICABLE BOX. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.


Do you have any other identically registered Nicholas-Applegate accounts? / / Yes / / No


/ / INDIVIDUAL                           / / CORPORATION
/ / JOINT TENANTS - RIGHTS OF            / / PARTNERSHIP
    SURVIVORSHIP
/ / GIFT OR TRANSFER TO MINOR            / / UNINCORPORATED BUSINESS
    (UGMA/UTMA)
/ / TRUST                                / / OTHER
                                             ------------------------------



 2. INDIVIDUAL/JOINT/GIFT OR TRANSFER TO MINOR ACCOUNT REGISTRATION

--------------------------------------------------------------------------------
All information in this section is required.

                                            ACCOUNT OWNER/MINOR'S NAME
                                               (ONLY ONE PERMITTED)

ACCOUNT OWNER(S):
                                  ----------------------------------------------
(FULL LEGAL NAMES REQUIRED)

                                            JOINT ACCOUNT OWNER/CUSTODIAN NAME
                                                   (ONLY ONE PERMITTED)
ACCOUNT OWNER(S):
                                  -----------------------------------------------------
(FULL LEGAL NAMES REQUIRED)


ADDRESS   ------------------------------------------------------------
                    (PERMANENT STREET ADDRESS NO P.O. BOX)

CITY: ____________________________________________________________________ STATE

--------- ZIP CODE

------------

MAILING ADDRESS (IF DIFFERENT FROM ABOVE)    ___________________________________

CITY: ____________________________________________________________________ STATE

--------- ZIP CODE

------------

HOME PHONE:
-----------------------------------------------                      WORK PHONE:
-----------------------------------------------

FACSIMILE:
----------------------------                                             E-MAIL:

----------------------------


SOCIAL SECURITY NUMBER:                      --------------------------------------------

DATE OF BIRTH (MONTH/DAY/YEAR):              --- - --- - ------------

PLACE OF BIRTH                               --------------------------------------------

COUNTRY OF CITIZENSHIP:                      / / U.S.         / / OTHER
                                             -------------------

COUNTRY OF TAX RESIDENCE:                    / / U.S.         / / OTHER
                                             -------------------
EMPLOYMENT STATUS:                           / / EMPLOYED / / NOT EMPLOYED / / RETIRED
OCCUPATION: (IF RETIRED OR NOT
EMPLOYED, INDICATE SOURCE OF INCOME)         --------------------------------------------

EMPLOYER'S NAME AND ADDRESS:                 --------------------------------------------

                                             --------------------------------------------

                                             --------------------------------------------

- ARE YOU AFFILIATED WITH OR EMPLOYED BY A   / / YES, WITH
  STOCK EXCHANGE OR MEMBER FIRM OF AN        / / NO
  EXCHANGE OR THE NASD, A MUNICIPAL
  SECURITIES BROKER/DEALER?
- ATTACH A PHOTOCOPY OF A GOVERNMENT ISSUED
  IDENTIFICATION CARD (E.G. PASSPORT OR
  DRIVERS LICENSE)

SOCIAL SECURITY NUMBER:                      --------------------------------------------
DATE OF BIRTH (MONTH/DAY/YEAR):              --- - --- - ------------
PLACE OF BIRTH                               --------------------------------------------
COUNTRY OF CITIZENSHIP:                      / / U.S.         / / OTHER
                                             -------------------
COUNTRY OF TAX RESIDENCE:                    / / U.S.         / / OTHER
                                             -------------------
EMPLOYMENT STATUS:                           / / EMPLOYED / / NOT EMPLOYED / / RETIRED
OCCUPATION: (IF RETIRED OR NOT
EMPLOYED, INDICATE SOURCE OF INCOME)         --------------------------------------------
EMPLOYER'S NAME AND ADDRESS:                 --------------------------------------------
                                             --------------------------------------------
                                             --------------------------------------------
- ARE YOU AFFILIATED WITH OR EMPLOYED BY A   / / YES, WITH
  STOCK EXCHANGE OR MEMBER FIRM OF AN        / / NO
  EXCHANGE OR THE NASD, A MUNICIPAL
  SECURITIES BROKER/DEALER?
- ATTACH A PHOTOCOPY OF A GOVERNMENT ISSUED
  IDENTIFICATION CARD (E.G. PASSPORT OR
  DRIVERS LICENSE)

 3. ENTITY (BUSINESS, TRUST, CORPORATION, PARTNERSHIP) ACCOUNT REGISTRATION
--------------------------------------------------------------------------------


All information in this section is required. (Corporate Resolution Required)


/ / NAME OF ENTITY (FULL LEGAL NAME REQUIRED):
----------------------------------------------------------------------


PRIMARY AUTHORIZED PERSON ON THE ACCOUNT       ---------------------------------
PLEASE ATTACH DOCUMENTATION OF AUTHORIZATION   ---------------------------------
(E.G., CERTIFICATE OF SECRETARY, CORPORATE     (FIRST, MI,
RESOLUTION; ETC.) BY THE ENTITIES              LAST)                                           TITLE
ORGANIZATION DOCUMENTS TO TRANSACT BUSINESS    ---------------------------------
ON BEHALF OF THE ENTITY                        (WORK TELEPHONE)

                                               ---------------------------------
                                               ---------------------------------
                                               DATE OF TRUST
                                               AGREEMENT                                  TAXPAYER
                                               IDENTIFICATION NUMBER
ADDRESS OF PRINCIPAL OFFICE
-----------------------------------------------------------------------------------------------------------
(PHYSICAL STREET ADDRESS NO P.O. BOX)

CITY:  STATE
----------------------------------------------------------------------------------------------------------- ZIP
CODE
---------------------------------------------------------------------------------------------------------------
MAILING ADDRESS (IF DIFFERENT FROM ABOVE)

CITY:  STATE
----------------------------------------------------------------------------------------------------------- ZIP
CODE
---------------------------------------------------------------------------------------------------------------

FACSIMILE:  E-MAIL:



1. PLEASE STATE HOW YOU WERE REFERRED TO       ------------------------------------------------------------
   NICHOLAS-APPLEGATE

2. DESCRIPTION AND NATURE OF BUSINESS?         ------------------------------------------------------------

3. JURISDICTION WHERE ORGANIZED?               ------------------------------------------------------------

4. JURISDICTION(S) WHERE DOING BUSINESS?       ------------------------------------------------------------

5. COUNTRY OF TAX RESIDENCE:                   / / U.S. / / OTHER
                                               ------------------------------------------
6. IS THIS A REGISTERED OR LICENSED ENTITY?    / / YES / / NO
   IF YES, PLEASE STATE THE NAME(S), THE       ------------------------------------------------------------
   REGULATING AUTHORITY(IES), THE REASON(S)    ------------------------------------------------------------
   WHY THE ENTITY IS REGISTERED; AND THE       ------------------------------------------------------------
   COUNTRY(IES) WHICH REGULATE(S) THE ENTITY.

7. IS THE ENTITY ACTING AS PRINCIPAL OR AS     / / P / / I
   INTERMEDIARY? IF "I", PLEASE STATE THE      ------------------------------------------------------------
   NAME(S) OF THE INTERMEDIARY AND THE         ------------------------------------------------------------
   PRINCIPALS FROM WHICH THE ENTITY YOU ARE    ------------------------------------------------------------
   ACTING.
8. IS THIS A PUBLIC ENTITY?                    / / YES / / NO
  IF NO, PLEASE LIST THE NAMES OF ALL OWNERS   ------------------------------------------------------------
  THAT HOLD DIRECTLY OR INDIRECTLY MORE THAN   ------------------------------------------------------------
  10% INTEREST. PLEASE INDICATE PERCENTAGE OF  ------------------------------------------------------------
  OWNERSHIP.
9. IS THE ENTITY AFFILIATED WITH OR EMPLOYED   / / YES, WITH
   BY A STOCK EXCHANGE OR MEMBER FIRM OF AN    / / NO
   EXCHANGE OR THE NASD, A MUNICIPAL
   SECURITIES BROKER/DEALER?
10. IS THIS ENTITY ERISA OR NON-ERISA?         / / YES / / NO



 4. YOUR INVESTMENT

--------------------------------------------------------------------------------


Please select your fund. See prospectus for investment minimums.
Total Dollars Invested $


------------------ ($250,000 minimum per fund)



                      CLASS                        AMOUNT
---------------------------------------------------------
Emerging Countries                   R(1216) / /   $
---------------------------------------------------------
High Yield Bond                      R(1218) / /   $
---------------------------------------------------------
International Core Growth            R(1220) / /   $
---------------------------------------------------------
U.S. Large Cap Select Growth         R(1221) / /   $
---------------------------------------------------------
U.S. Equity Growth                   R(1222) / /   $
---------------------------------------------------------
Emerging Growth                      R(1223) / /   $
---------------------------------------------------------
Large Cap Value                      R(1215) / /   $
---------------------------------------------------------
International Growth Opportunities   R(1396) / /   $
---------------------------------------------------------
Worldwide Growth                     R(1395) / /   $
---------------------------------------------------------
Global Select                        R(1393) / /   $
---------------------------------------------------------
TOTAL                                              $
---------------------------------------------------------
---------------------------------------------------------

 5. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------


/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS                                / / BY EXCHANGE: Fund name from which
(Third party checks will NOT be accepted.)                         you are exchanging                 ------------------

/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #
                                                                                                      ------------------






 6. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS

--------------------------------------------------------------------------------


Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.



DIVIDENDS AND SHORT-TERM CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash                     LONG-TERM CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash



/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.



   From -------------------------------------------------- To  --------------------------------------------------
                            Fund Name                                              Fund Name



+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES.



                                SERVICE OPTIONS

--------------------------------------------------------------------------------


 7. TELEPHONE REDEMPTIONS AND EXCHANGES

--------------------------------------------------------------------------------


This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.



/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.



 8. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH


--------------------------------------------------------------------------------



/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).



    ----------------------------------------------------------    $ --, ----. --     ----    _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)

    ----------------------------------------------------------    $ --, ----. --     ----    _                  _
                            Fund Name                                 Amount         Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)



*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.



  9. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER


--------------------------------------------------------------------------------



/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another.



     FROM:
     --------------------------------------              $ --, ----. --              ----     _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
     --------------------------------------
           Account Number (IF KNOWN)
     TO:
     --------------------------------------              $ --, ----. --              ----     _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)

     --------------------------------------
           Account Number (IF KNOWN)



*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.



  10. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK


--------------------------------------------------------------------------------



/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):



     BY ACH TO MY BANK ACCOUNT

     --------------------------------------              $ --, ----. --              ----     _                    _
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)

     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)

     --------------------------------------              $ --, ----. --              ----     _                    _
                                                                                     1 5
                   Fund Name                                 Amount                  Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)



  SEND PROCEEDS TO:



  / / Address of record



  / / Special Payee (LIST BELOW)



     INDIVIDUAL OR JOINT ACCOUNT

     ------------------------------       ----       ------------------------------
               First Name            Middle Initial            Last Name



------------------------------  ------------------------------  ------  --------- - ------
           Address                           City               State   Zip



*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  11. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE


--------------------------------------------------------------------------------



Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.


--------------------------------------------------------------------------------

                              Name of Institution


My/our Bank account is a:  checking / savings (circle one)



------------------------------  ------------------------------  -----        --------- - ------
           Address                           City               State               Zip


-------------------
------------------------

Bank ABA Routing Number        Bank Account Number


--------------------------------------------------------------------------------


   Any joint owner of your bank account who is NOT a joint owner of your fund account(s) must sign above.



 12. DUPLICATE STATEMENTS

--------------------------------------------------------------------------------


/ / I wish to have a duplicate statement sent to the interested party listed below.


--------------------------------------------------------------------------------

                            Name of Interested Party



------------------------------  ------------------------------  -----      ------------ - ------
           Address                           City               State               Zip


--------------------------------------------------------------------------------

                            Name of Interested Party



------------------------------  ------------------------------  -----      ------------ - ------
           Address                           City               State               Zip



                                                                   (SEE REVERSE)



 13. PRIVACY POLICY

--------------------------------------------------------------------------------


At Nicholas-Applegate we consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.



In the course of providing our clients with products and services, we may obtain non-public personal information about them. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from client transactions, from client brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our Internet web sites.



We do not disclose any personal or account information provided by our clients or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to our clients' personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide our clients' personal and account information to their brokerage or financial advisory firm and/or to their financial adviser or consultant.



We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect rights or property, or upon reasonable request by any mutual fund in which a client has chosen to invest. In addition, we may disclose information about our clients or their accounts to a non-affiliated third party at the client's request or if the client consents in writing to the disclosure.



We may share client information with our affiliates in connection with servicing client accounts or to provide clients with information about products and services that we believe may be of interest. The information we share may include, for example, participation in our mutual funds or other investment programs, ownership of certain types of accounts (such as IRAs), or other data about client accounts. Our affiliates, in turn, are not permitted to share this information with non-affiliated entities, except as required or permitted by law.



We take seriously the obligation to safeguard our clients' non-public personal information. We have implemented procedures designed to restrict access to their non-public personal information to our personnel who need to know that information to provide products or services to our clients. To guard this non-public personal information, physical, electronic, and procedural safeguards are in place.

 14. SIGNATURES

--------------------------------------------------------------------------------

BY SIGNING THIS NEW ACCOUNT APPLICATION BELOW, I ASSURE THAT:


/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Application by reference.



/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.



/ / I am of legal age and have the authority and legal capacity to purchase mutual fund shares.



/ / I understand that mutual funds involve risks, including possible loss of principal.



/ / I have received and understand the Privacy Policy of Nicholas-Applegate
    Capital Management and Nicholas-Applegate Securities.



/ / I understand how important it is to have the proper financial and tax advice before I invest.



/ / I understand that neither the repayment of capital nor the performance of the Funds are guaranteed.



/ / I understand that the Investment Adviser may pay an annual service fee of up to .25% from its own resources to intermediaries for their efforts and commitment to the Nicholas-Applegate Institutional Funds.


I CERTIFY THAT:


1. The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and


2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the United States Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

3. I am not a "senior foreign political figure."

4. I am not a "foreign shell bank" and do not transact with a "foreign shell bank."

5. I am not on the U.S. Treasury Department's Office of Foreign Assets Control ("OFAC") prohibited list or prohibited by an OFAC sanctions program.

I agree that neither Nicholas-Applegate Securities, the Funds, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

  ------------------------------------------------------------         -------------------------
  Shareowner, Trustee or Authorised Officer (Full and legal                      Date
  name of the person signing)

  ------------------------------------------------------------         -------------------------
  Joint Owner, Trustee or Authorised Officer (Full and legal                     Date
  name of the person signing)

--------------------------------------------------------------------------------

                       Please do not write in this space



  ---------------------------------------                                           ---------------------------------------
  Rep No.                                                                                           Q Code

  ---------------------------------------                                           ---------------------------------------
  Rep Name                                                                                         Initials

F O R  M O R E  I N F O R M A T I O N

More information on these Funds is available free upon request, including the following:

ANNUAL/SEMI-ANNUAL REPORT

Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds'
Investment Adviser discussing recent market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 1-800-551-8643

BY MAIL  Write to:
Nicholas-Applegate Institutional Funds
Attn: Mutual Fund Operations
600 West Broadway, Suite 3200
San Diego, CA 92101

BY E-MAIL  Send your request to www.nacm.com

ON THE INTERNET Text versions of the Funds' documents can be viewed online or downloaded from:

  SEC
  http://www.sec.gov

You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

[NICHOLAS APPLEGATE LOGO-REGISTERED TRADEMARK-]

600 West Broadway
San Diego, CA 92101
800-551-8643
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

Nicholas-Applegate Institutional Funds
SEC file number: 811-07384

MFPROR702

          Nicholas-Applegate-Registered Trademark- Institutional Funds
                      Institutional and Retirement Shares
                         600 West Broadway, 30th Floor
                          San Diego, California 92101
                                 (800) 551-8643

                      STATEMENT OF ADDITIONAL INFORMATION
                                 July 19, 2002

Global Select Fund             International Core Growth      Global Technology Fund
                                 Fund

International Structured Fund  Emerging Countries Fund        Global Health Care Fund

Convertible Fund               U.S. Large Cap Select Growth   US Equity Growth Fund
                                 Fund

Value Opportunities Fund       Large Cap Value Fund           Emerging Growth Fund

Growth Discovery Fund          Worldwide Growth Fund          High Yield Bond Fund

                                                              International Growth
                                                                Opportunities Fund

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Funds' prospectuses dated July 19, 2002. This SAI incorporates by reference the Funds' Annual Report dated March 31, 2002. Obtain the prospectus or the Annual Report without charge by calling 800-551-8643.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Organization................................................     B-2
Investment Objectives, Policies and Associated Risk
  Factors...................................................     B-2
Investment Restrictions.....................................    B-15
Principal Holders of Securities.............................    B-17
Trustees and Principal Officers.............................    B-20
Investment Adviser..........................................    B-23
Custodian, Fund Accounting Agent and Administrators.........    B-27
Transfer and Dividend Disbursing Agent, Legal Counsel and
  Independent Auditors......................................    B-28
Distributor.................................................    B-28
Shareholder Service Plan....................................    B-28
Distribution Plan...........................................    B-29
Portfolio Transactions and Brokerage........................    B-30
Purchase and Redemption of Fund Shares......................    B-32
Shareholder Services........................................    B-33
Net Asset Value.............................................    B-33
Dividends, Distributions and Taxes..........................    B-35
Performance Information.....................................    B-38
Miscellaneous...............................................    B-50
Appendix A..................................................     A-1

                                  ORGANIZATION

    Nicholas-Applegate Institutional Funds (the "Trust") is an open-end management investment company currently offering a number of separate portfolios (each a "Fund" and collectively the "Funds"). This Statement of Additional Information contains information regarding the Institutional and Retirement shares of these Funds. The Trust was organized in December 1992 as a business trust under the laws of Delaware.

    Prior to July 24, 1998, the Nicholas-Applegate mutual fund complex was organized in a "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Institutional Funds. On July 24, 1998, the shareholders of the Nicholas-Applegate Mutual Funds approved a plan that reorganized the "master-feeder" arrangement into a multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares through multiple distribution channels. At the same time the Trust was liquidated.

    In May 1999, the Trust was reactivated and renamed Nicholas-Applegate Institutional Funds to be the successor entity to the institutional assets of Nicholas-Applegate Mutual Funds ("NAMF"). On that date, substantially all of the institutional assets of the single-class series of NAMF were transferred to the renamed Trust in a tax-free exchange for Class I shares of the corresponding Funds of the Trust, which for accounting purposes is treated as a continuation of the portfolios. Concurrently, substantially all institutional shareholders of the multi-class series of NAMF exchanged their shares for corresponding Class I shares of the respective Funds of the Trust, which has been accounted for as a table exchange and a commencement of operations of those Funds.

    The investment objectives, policies and limitations of the Funds of the Trust were identical in every respect to the corresponding portfolios of the NAMF. The investment management fees and expense limitations are also identical. The Trust is authorized to issue an unlimited number of shares.

          INVESTMENT OBJECTIVES, POLICIES AND ASSOCIATED RISK FACTORS

INVESTMENT OBJECTIVES

    The investment objective of each Fund is described in the Prospectus. There can, of course be no assurance that a Fund will achieve its investment objective.

INVESTMENT POLICIES AND ASSOCIATED RISK FACTORS

    The following supplements the discussion of the various investment strategies and techniques employed by the Funds as set forth in the Prospectuses.

EQUITY SECURITIES:

    COMMON STOCK is the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earning and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

    WARRANTS give the Funds the option to buy the issuer's stock or other equity securities at a specified price. The Funds may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

    DEPOSITORY RECEIPTS are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underling security may be denominated in a foreign currency, although the underlying security may be subject to foreign governmental taxes which would reduce the yield on such securities.

    CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

    Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

    The Funds treat convertible securities as equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

FIXED INCOME SECURITIES:

    CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

    ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

    There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs, and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

    COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The sort maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

    BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars are issued by U.S. branches of foreign banks are referred to as Yankee instruments.

    DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

    GOVERNMENT OBLIGATIONS include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurances can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

    VARIABLE AND FLOATING RATE INSTRUMENTS are generally not rated by credited rating agencies; however, the Investment Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Investment Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

    ASSET BACKED SECURITIES are payable from pools of obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to pass through certificates. Asset backed securities may also resemble some types of CMOs, such as Floaters, Inverse Floaters, IOs and POs.

FOREIGN SECURITIES:

    Foreign securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the United States. In addition to the risks normally associated with equity and fixed income securities, foreign securities are subject to country risk and currency risks. Trading in certain foreign markets is also subject to liquidity risks.

    FOREIGN EXCHANGE CONTRACTS are used by a Fund to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars ("spot currency trades"). A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease a Fund's exposure to currency risk.

    FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state, or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

    Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including guasi-governmental agencies.

    EURODOLLAR CONVERTIBLE SECURITIES are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside the United States. Each Fund may invest without limitation in Eurodollar convertible securities, subject to its investment policies and restrictions, that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.

    EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from may countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.

               RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES

    Each Fund may engage in various portfolio strategies, including using derivatives, to reduce certain risks of its investments and to enhance return. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. These strategies include the use of foreign currency forward contracts, options, futures contracts and options thereon. A Fund's ability to use these strategies may be limited by various factors, such as market conditions, regulatory limits and tax considerations, and there can be no assurance that any of these strategies will succeed. If new financial products and risk management techniques are developed, each Fund may use them to the extent consistent with its investment objectives and polices.

    RISKS OF RISK MANAGEMENT AND RETURN ENHANCEMENT STRATEGIES. Participation in the options and futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. A Fund, and thus its investors, may lose money through any unsuccessful use of these strategies. If the Investment Adviser's predictions of movements in the direction of the securities, foreign currency or interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risk inherent in the use of options, foreign currency and futures contracts and options on futures contracts include (1) dependence on the Investment Adviser's ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the risk that the counterparty may be unable to complete the transaction; and (6) the possible liability of a Fund to purchase or sell a portfolio security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to segregate assets in connection with hedging transactions.

DERIVATIVES:

    SYNTHETIC CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by Standard and Poor's.

OPTIONS AND FUTURES:

    OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium", from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

    The Funds may:

    - Buy call options on foreign currency in anticipation of an increase in the value of the underlying asset.

    - Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset.

    - Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

    STOCK INDEX OPTIONS. Each Fund may also purchase put and call options with respect to U.S. and global stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which they intend to purchase or sell, or to reduce risks inherent in the ongoing management of the Funds.

    The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

    Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, A Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, a Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

    FOREIGN CURRENCY OPTIONS. Each Fund may buy or sell put and call options on foreign currencies. A put or call option on foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price of an in-the-money strike prices. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

    As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

    FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

    FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts". Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

    The Funds may buy and sell interest rate or financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.

    INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures markets, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

    The sale of an interest rate or financial future sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

    Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

    OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as describe above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell
(put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

    Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the contract will note be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

    Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contact will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

    RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the options or futures contract and movements in the price of the securities which are the subject of the hedge. The price of the contract may move more or less than the price of the securities being hedged. If the price of the contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the security being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the contract. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the securities which are subject to the hedge.

    When contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If a Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the contract that is not offset by a reduction in the price of securities purchased.

    Although the Funds intend to purchase or sell contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin.

    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

    Successful use of futures by a Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

    In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS

    Excepts as described below under "Non Hedging Strategic Transactions", a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in a Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

    Upon the purchase of futures contracts, a Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

    These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

INTEREST RATE AND CURRENCY SWAPS:

    For hedging purposes, each Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in the exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

    CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); and exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

    SWAP OPTIONS. Each Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

    RISKS ASSOCIATED WITH SWAPS. In connection with swap transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactional only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

    A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account of the full amount accrued on a daily basis of the fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

    A Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).

                              SPECIAL TRANSACTIONS

    TEMPORARY INVESTMENTS. The Funds may temporarily depart from their principal investment strategies in response to adverse market, economic, political or other conditions by investing their assets in cash, cash items, and short-term, higher quality debt securities. A Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. A defensive posture taken by a Fund may result in a Fund failing to achieve its investment objective.

    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

                       NON-HEDGING STRATEGIC TRANSACTIONS

    Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes--to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Global Select Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Restrictions on the Use of Futures Contracts and Related Options" and "Interest Rate and Currency Swaps."

    REPURCHASE AGREEMENTS are agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. Pursuant to such agreements, the Fund acquires securities from financial institutions as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements may be considered to be loans under the Investment Company Act.

    A Fund's custodian is required to take possession of the securities subject to repurchase agreements. The Investment Adviser or the custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of a security to a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with its custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the Investment Company Act, these agreements may be considered borrowings by the Funds, an are subject to the percentage limitations on borrowings describe below. The agreements are subject to the same types of risks as borrowings.

    WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, a Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the

Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

    The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 15% of the value of its net assets.

    When a Fund engages in when-issued, forward commitments and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

    BORROWING. Each Fund may borrow money through lines of credit, reverse repurchase agreements, and other techniques. All borrowings by a Fund cannot exceed one-third of a Fund's total assets.

    The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting form a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

    SHORT SALES. Certain Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange or other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

    In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

    Since a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short increase in value, than would otherwise be the case if it had not engage in such short sale. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

    As a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

    ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund night be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

    In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

    The Emerging Countries, Global Select and Global Health Care Funds may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Funds treat foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

                                DIVERSIFICATION

    Each Fund (except the Global Health Care Fund) is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by: (1) cash and cash items, Government securities and securities of other investment companies; and (2) other securities except that the Fund may not invest more than 5% of its total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer. The Global Health Care Fund is a non-diversified fund for Investment Company Act purposes but is diversified for Internal Revenue Code purposes. Under the Internal Revenue Code the Fund must have at least 50% of the value of its total assets represented by: (1) cash and cash items, Government securities and securities of other investment companies; and (2) other securities except that the Fund may not invest more than 5% of its total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer.

    To the extent that the Global Health Care Fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

                            INVESTMENT RESTRICTIONS

    The Trust, on behalf of the Funds, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

    All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

    The investment objective of each Fund is a fundamental policy. In addition, no Fund:

     1. May (except the Global Health Care Fund) invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies or instrumentalities. For the Global Health Care Fund with respect to 50% of the value of its total assets, will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, and the Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

     2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, or any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     3. May (except the Global Health Care Fund) invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.

     4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interest in real estate.

     5. May make commercial loans of money, except that a Fund may purchase debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

     6. May borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings).

     7. May pledge or in any way transfer as security from indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

     8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

     9. May invest more than 15% of the value of its net assets in securities that at the time of purchase are illiquid.

    10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

    11. May engage in short sales (other than the U.S. Equity Growth, Growth Discovery, Emerging Growth, Value Opportunities, Worldwide Growth, International Core Growth, International Growth Opportunities, International Structured, High Yield Bond, Global Select and Global Health Care Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

    12. May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund;
        (b) in compliance with the Investment Company Act; or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

    13. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

    14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

    15. May purchase or write options on securities, except for hedging purposes (except in the case of the International Structured, Value Opportunities, Global Select and Global Health Care Funds, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets;
        (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets; (iii) not more than 25% of a Fund's net assets would be hedged; and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

                             OPERATING RESTRICTIONS

    As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

     1. May invest in interest in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

     2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

                        PRINCIPAL HOLDERS OF SECURITIES

    As of June 28, 2002 the following persons held of record more than 5% of the outstanding shares of the Funds:

    Global Technology Fund Class I--The Investment Committee FBO Short Brothers Pension Scheme, 1501 McGill College Ave., 9th Floor, Montreal, Quebec, Canada H3A 3M8 (7.49%); Pension Fund Trust Co., Trustee Bombardier Trust, 1501 McGill College Ave., 9th Floor, Montreal, Canada H3A 3M8 (6.63%); City National Bank Trustee, FBO Nicholas-Applegate 401(K) Plan, 225 Broadway FL 5, San Diego, CA 92101-5029 (5.70%)

    Growth Discovery Fund Class I--NIC, LLC, P.O. Box 2169, Del Mar, CA, 92014-1469 (29.40%); Charles Schwab & Co. Inc., 101 Montgomery Street 11th Floor, San Francisco, California 94104-4122 (19.16%); The Lynde & Harry Bradley Foundation Inc., PO Box 510860, Milwaukee, WI 53203-0153 (13.26%); Northern Trust Company, FBO Ford Family Foundation, PO Box 92956, Chicago, IL 60675-2956 (12.41%); Arthur E. Nicholas, Trustee, Nicholas Children's Trust, P.O. Box 2169, Del Mar, CA 92014-1469 (5.91%).

    Global Select Fund Class I--NIC, LLC, PO Box 2169, Del Mar CA 92014-1469 (49.28%); Wake Forest University, P.O. Box 7354; Winston-Salem, NC 27109-7354 (24.55%); City National Bank Trustee, FBO Nicholas-Applegate 401(K) Plan, 225 Broadway FL 5, San Diego, CA 92101-5029 (5.24%).

    Global Select Fund Class R--Boston Financial Data Services Corporation Actions Audit Accounts 1-3, 2 Heritage Drive 9th Floor, North Quincy MA 02171 (99.9%).

    Convertible Fund Class I--Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Drive #215, Austin, TX 79731-4951 (29.34%); Northern Trust Co., Trustee FBO Screen Actors Guild D/D/A Health Plan (19.81%); Dingle & Co,
P.O. Box 75000, Detroit, MI 48275-0001 (9.60%); Directors Guild of America Producer Health Plan, 8436 W. 3rd Street, Suite 900, Los Angeles, CA 90048-4189 (7.26%); Museum of Fine Arts Corporation Tax Exempt Non Profit, 465 Huntington Ave., Boston, MA 02115-5597 (6.30%).

    Emerging Countries Fund Class I--Lauer & Co., C/O The Glenmede Trust Co., 1 Liberty Place Suite 1200, Philadelphia, PA 19103 (29.50%); Northern Trust Co., Trustee, FBO Knight-Ridder Master Retirement Trust, PO Box 92956, Chicago, IL 60675-2956 (9.15%); NIC, LLC, P.O Box 2169, Del Mar, CA 92014-1469 (9.11%).

    Emerging Countries Fund Class R--Boston Financial Data Services, Corporate Actions Audit Account #1, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (33.69%); Boston Financial Data Services, Corporate Actions Audit Account #4, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (33.69%), Boston Financial Data Services, Corporate Actions Audit Account #2, Nicholas-Applegate Fund, 2 Heritage Drive Floor 2, Quincy, MA 02171-2144 (32.62%).

    High Yield Bond Fund Class I--Austin Fire Fighters Relief and Retirement Fund, 3301 Northland Dr. #215, Austin, TX 78731-4951 (36.95%); Wells Fargo Bank Minnesota FBO MEBT 18777200, P.O Box 1533, Minneapolis, MN 55480-1533 (14.35%);
Arthur E. Nicholas, Trustee, Nicholas Children's Trust, P.O Box 2169, Del Mar, CA 92014-1469 (14.25%); MCNC Endowment, P.O Box 110023, Research Triangle Park, NC (7.32%); Sherryl A. Nicholas Revocable Trust, PO Box 2295, Rancho Santa Fe, CA 92067-2295 (6.56%).

    High Yield Bond Fund Class R--Boston Financial Data Services, Nicholas-Applegate Audit Account #4, 2 Heritage Dr., Floor 2, North Quincy, MA 02171-2144 (30.65%); Boston Financial Data Services, Nicholas-Applegate Audit Account #1, 2 Heritage Dr., Floor 2, North Quincy, MA 02171-2144 (30.63%); Boston Financial Data Services, Nicholas-Applegate Audit Account #2, 2 Heritage Dr., Floor 2, North Quincy, MA 02171-2144 (29.79%); Nicholas-Applegate Capital Management, 600 West Broadway, 30th Floor, San Diego, CA 92101-3311 (8.92%).

    International Core Growth Fund Class I--Austin Fire Fighters Relief & Retirement Fund, 3301 Northland Dr. #215, Austin, TX 78731-4951 (6.26%); Chase Manhattan Bank Trustee, Avon Products Inc. & Subsidiaries Master Retirement Trust, 1345 Avenue of the Americas, New York, NY 10105-0302 (5.78%); State Street Bank & Trust Co., Trustee FBO Health Partners 401(k), 805 Pennsylvania Ave., Kansas City, MO 64105-1307 (5.25%); Union Bank Trustee FBO Sunkist Growers International, P.O Box 85484, San Diego, CA 92186-5484 (5.11%).

    International Core Growth Fund Class R--American Express Trust Co. FBO American Express Retirement Services Plan, P.O. Box 534, Minneapolis, MN 55440-0534 (55.91%); State Board Trustee FBO Ohio Public Employees Deferred Compensation Program, 172 E. State St. Suite 600, Baltimore, MD 21203-1596 (15.69%); Mellon Bank Agent for Omnibus, 135 Santilli Hwy, Everette, MA 02149-1906 (12.73%); Light & Co., C/O Allfirst Trust Co., Security Processing 109-911, P.O. Box 1596; Baltimore, MD 21203-1596 (8.39%); Temple Israel
Endowment Fund Corporation, 5725 Walnut Lake Road, West Bloomfield, MI 48323-2373 (6.64%).

    International Growth Opportunities Fund Class I--Austin Fire Fighters
Relief & Retirement Fund, 3301 Northland Drive #215, Austin, TX 78731-4951 (8.45%); LOR Pooled Investment Partnership, P.O. Box 647, Atlanta, GA 30301-0647 (8.38%); The University of North Carolina at Chapel Hill, Foundation Investment Fund Inc., Investment Office, 1512 E. Franklin Street, Suite 106, Chapel Hill, NC 27514-2816 (6.61%); Wake Forest University, P.O Box 7354, Winston-Salem, NC 27109-7354 (6.47%); US Bank National Association Custodian FBO Medtronic Inc., Retirement Plan, P.O. Box 64010, Saint Paul, MN 55164-0010 (6.29%).

    International Growth Opportunities Fund Class R--Boston Financial Data Services Corporation Actions Audit Accounts 1-3, 2 Heritage Drive 9th Floor, North Quincy MA 02171 (99.9%).

    International Structured Fund--Class I--NIC, LLC, P.O Box 2169; Del Mar, Ca 92014-1469 (86.46%); Nicholas-Applegate Capital Management, 600 West Broadway, 30th Floor, San Diego, CA 92101-3311 (8.12%);

    U.S Large Cap Select Growth Fund Class I--State Street Corporation Custodian FBO City of Roanoke Pension Plan, 1 Enterprise Drive, Willard Building Floor 3C, Quincy, MA 02171-2126 (17.69%); Mount Sinai Medical Center Foundation, 4300 Alton Road, Miami Beach, FL 33140-2800 (10.05%); Fort Hays State University Endowment Association, 610 Park Street, Hays, KS 67601-4010 (9.74%); Cenco,
P.O. Box 10566, Cincinnati, OH 45263-0091 (9.55%); Gebbie Foundation, Inc., 110
W. 3rd Street, Suite 308, Jamestown, NY 14701-5179 (8.68%); Community Foundation of Middle Tennessee, Inc. 210 23rd Avenue, Nashville, TN 37203-1502 (6.70%); Commerce Bank Custodian FBO Missouri Botanical Garden Endowment, P.O Box 13366 TBTS-2, Kansas City, MO 64199-3366 (6.16%); University of Dallas, 1845 E. Northgate Dr., Irving, TX 75062-4736 (5.89%).

    U.S. Large Cap Select Growth Fund Class R--Fidelity Investments Institutional Operations Co., Inc. as Agent for Certain Employee Retirement Plans, 100 Magellan Way KW1C, Covington, KY 41015-1999 (60.90%); Mellon Bank, 135 Santilli Hwy, Everett, MA 02149-1906 (35.57%).

    U.S. Equity Growth Fund Class I--Consumers Energy Company Employees
Savings & Incentive Plan, 212 W. Michigan Avenue, Jackson, MI 49201-2276 (41.29%);State Street Corporation Custodian FBO City of Roanoke Pension Plan, 1 Enterprise Drive, Willard Building Floor 3C, Quincy, MA 02171-2126 (8.49%);
MAC & Co., P.O. Box 3198, Pittsburgh, PA 15230-3198 (5.76%); Strafe & Co., 235
West Schrock Road, Westerville, OH 43081-2874 (5.30%).

    U.S. Equity Growth Fund Class R--CNA Trust Corp., Trustee FBO Southeastern Iron Workers, P.O. Box 5024, Costa Mesa, CA 92628-5024 (60.72%).City National Bank Trustee Omnibus Account, P.O Box 60520, Los Angeles, CA 90060-0520 (38.47%).

    Emerging Growth Fund Class I--Northern Trust Company Custodian FBO Advocate, PO Box 92956, Chicago, IL 60675-2956 (28.49%); NIC, LLC, P.O Box 2169, Del Mar,
CA 92014-1469 (9.20%); Consumers Energy Company Employees Savings and Incentive Plan Trust, 212 W. Michigan Ave., Jackson, MI 49201-2276 (7.49%); Capinco, C/O firstar Bank East, P.O Box 1787, Milwaukee, WI 53201-1787 (5.32%); Northern Trust Company Custodian FBO Ford Family Foundation, PO Box 92956, Chicago, IL 60675-2956 (5.29%); I'Universite De Sherbrooke Regime Deretraite Des Em Comite Deretraite, Pavillon Multifunctionnnel, Local B5-007, Sherbrooke, Quebec, J1K 2R1 (5.01%).

    Emerging Growth Fund Class R--Mellon Bank Agent for Omnibus, 135 Santilli Hwy, Everett, MA 02149-1906 (83.41%); Putnam Fiduciary Trust Co. Trustee FBO Holiday Companies Profit Sharing 401(k) Plan A, Atttn: DC Plan Administration Team, 1 Investors Way MSC C1C, Norwood, MA 02062-1599 (11.73%).

    Large Cap Value Fund Class I--The Investment Committee Trustee FBO Short Brothers Pension Scheme, 1501 McGill College Avenue, 9th Floor, Montreal Quebec H3A 3M8 Canada (25.66%); Pension Fund Trust Co., Trustee Fiducie Bombardier Trust, 1501 McGill College Ave, 9th Floor, Montreal, Quebec H3A 3M8 Canada (25.66%); Key Trust Company Trustee FBO Bombardier Trust, P.O. Box 94871, Cleveland, OH 44101-4871 (13.12%); Royal Trust Co., Trustee Foundation J. Armand Bombardier Trust, P.O 1501 McGill College Ave., 9th Floor, Montreal, Quebec, Canada H3A 3M8 (6.87%); Baker Botts LLP, 910 Louisiana Street, Houston, TX 77002-4916 (6.73%).

    Large Cap Value Fund Class R--Mellon Bank Agent for Omnibus, 135 Santilli Hwy, Everett, MA 02149-1906 (83.92%); CNA Trust Corp., Trustee FBO Southeastern Iron Workers Annuity Plan, PO Box 5024, Costa Mesa, CA 92628-5024 (9.95%); CNA Trust Corp., Trustee FBO Trust Fund Advisors, PO Box 5024, Costa Mesa, CA 92628-5024 (6.13%).

    Value Opportunities Fund Class I--NIC, LLC, P.O Box 2169, Del Mar, CA 92014-1469 (61.59%); Pacific Mutual Life Insurance Company Employee Retirement Plan Trust, 700 Newport Center Drive, Newport Beach, CA 92660-6397 (12.70%).

    Worldwide Growth Fund Class I--The Investment Committee Trustee, FBO Short Brothers Pension Scheme, 1501 McGill College Ave., 9th Floor, Montreal, Quebec Canada H3A 3M8 (31.01%); Pension Fund Trust Co., Trustee Fiducie Bombardier Trust, 1501 McGill College Ave., 9th Floor, Montreal, Quebec Canada H3A 3M8 (27.49%); Key Trust Company Trustee FBO Bombardier Trust, P.O. Box 94871, Cleveland, Oh 44101-4871 (14.04%); City of Pointe-Claire Pension Plan, 451 Boul St. Jean, Pointe-Claire, Quebec, Canada H9R-3J3 (8.98%); Royal Trust Co., Trustee Foundation J. Armand Bombardier Trust, 1501 McGill College Ave., 9th Floor, Montreal, Quebec Canada H3A 3M8 (7.37%).

    Worldwide Growth Fund Class R--Boston Financial Data Services, Corporate Action Audit Accounts, Nicholas-Applegate Institutional Funds, Worldwide Growth Fund-Class R, 2 Heritage Drive, 9th Floor, North Quincy, MA 02171-2144 (99.9%);

    Global Health Care Fund Class I--The Investment Committee FBO Short Brothers Pension Scheme, 1501 McGill College Ave., 9th Floor, Montreal, Quebec, Canada H3A 3M8 (8.26%); Pension Fund Trust Co. Trustee Bombardier Trust, 1501 McGill College Ave 9th Floor, Montreal Quebec Canada H3A 3M8 (7.32%); City National Bank Trustee FBO Nicholas-Applegate 401(k) PSP, 225 Broadway, Floor 5, San Diego, CA 92101-5029 (6.31%).

                        TRUSTEES AND PRINCIPAL OFFICERS

    The business of the Funds is managed by the Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Information pertaining to the Trustees and Officers of the Funds are set forth in the following tables. Three of the officers and one Trustee of the Trust are also officers of the Investment Adviser, or officers of the Funds' Distributor, Nicholas-Applegate Securities. Trustees who are not deemed to be "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act") are referred to as "Independent Trustees". Trustees who are deemed to be "interested persons" of the Funds are referred to as "Interested Trustees". "Fund Complex" consists of the Funds and any other investment companies managed by Nicholas-Applegate Capital Management.

    The names, addresses and ages of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below.

                                                                                       NUMBER OF
                                           TERM OF                                    PORTFOLIOS
                                         OFFICE AND                                     IN FUND
                           POSITION(S)    LENGTH OF             PRINCIPAL               COMPLEX
                            HELD WITH       TIME           OCCUPATION(S) DURING       OVERSEEN BY
NAME, ADDRESS(1) AND AGE      FUND        SERVED(2)            PAST 5 YEARS             TRUSTEE
-------------------------  -----------   -----------   ----------------------------   -----------
DISINTERESTED TRUSTEES:
WALTER E. AUCH (80)        Trustee       Since May     Retired; prior thereto,            19
                                         1999          Chairman and CEO of Chicago
                                                       Board of Options Exchange
                                                       (1979-1986)
DARLENE DEREMER (46)       Trustee       Since May     Managing Director, NewRiver        19
                                         1999          E-Business Advisory Services
                                                       Division; Prior to,
                                                       President and Founder,
                                                       DeRemer Associates, a
                                                       strategic and marketing
                                                       consulting firm for the
                                                       financial services industry
                                                       (since 1987); Vice President
                                                       and Director, Asset
                                                       Management Division, State
                                                       Street Bank and Trust
                                                       Company, now referred to as
                                                       State Street Global
                                                       Advisers, (1982-1987); Vice
                                                       President, T. Rowe Price &
                                                       Associates (1979-1982);
                                                       Member, Boston Club (since
                                                       1998); Member, Financial
                                                       Women's Association Advisory
                                                       Board (since 1995); Founder,
                                                       Mutual Fund Cafe Website


                                   OTHER DIRECTORSHIPS
NAME, ADDRESS(1) AND AGE             HELD BY TRUSTEE
-------------------------  -----------------------------------
DISINTERESTED TRUSTEES:
WALTER E. AUCH (80)        Trustee, Brinson Relationship Funds
                           (since 1994) and Brinson
                           Supplementary Trust (since 1997);
                           Director, Thompson Asset Management
                           Corp (since 1987); Director, Smith
                           Barney Trak Fund (since 1992) and
                           Smith Barney Advisors (since 1992);
                           Director, PIMCO Advisors L.P (since
                           1994); Director, Banyon Realty
                           Trust (since 1988), Banyon Mortgage
                           Investment Fund (since 1989) and
                           Banyon Land Fund II (since 1988);
                           Director, Express America Holdings
                           Corp (since 1992); Director, Legend
                           Properties, Inc. (since 1987);
                           Director, Senele Group (since
                           1988); Director, Fort Dearborn
                           Income Securities, Inc.
                           (1987-1995); Trustee, Nicholas-
                           Applegate Mutual Funds (1994-1999);
                           Director, Geotek Industries, Inc.
                           (1987-1998).
DARLENE DEREMER (46)       Founding Member and Director,
                           National Defined Contribution
                           Council (since 1997); Trustee,
                           Boston Alzheimer's Association
                           (since 1998); Director, King's Wood
                           Montessori School (since 1995);
                           Editorial Board, National
                           Association of Variable Annuities
                           since 1997); Director, Nicholas-
                           Applegate Strategic Opportunities,
                           Ltd. (1994-1997); Trustee,
                           Nicholas-Applegate Mutual Funds
                           (1994-1999); Director, Jurika &
                           Voyles Fund Group (since
                           1994-2000);

                                                                                       NUMBER OF
                                           TERM OF                                    PORTFOLIOS
                                         OFFICE AND                                     IN FUND
                           POSITION(S)    LENGTH OF             PRINCIPAL               COMPLEX
                            HELD WITH       TIME           OCCUPATION(S) DURING       OVERSEEN BY
NAME, ADDRESS(1) AND AGE      FUND        SERVED(2)            PAST 5 YEARS             TRUSTEE
-------------------------  -----------   -----------   ----------------------------   -----------
GEORGE F. KEANE (72)       Trustee       Since May     Consultant, Associated             19
                                         1999          Energy Managers (since
                                                       1994); Prior to, President
                                                       Emeritus and founding Chief
                                                       Executive Officer, The
                                                       Common Fund (1971-1992); and
                                                       Endowment Advisors
                                                       (1987-1992) (organizations
                                                       that provide investment
                                                       management programs for
                                                       colleges and universities);
                                                       Member, Investment Advisory
                                                       Committee, New York State
                                                       Common Retirement Fund
                                                       (since 1982)
INTERESTED TRUSTEES:
E. BLAKE MOORE, JR. (44)   Trustee,      Since         Managing General Counsel,          20(3)
                           Chairman of   April 2002    Nicholas-Applegate Capital
                           the                         Management LLC, Nicholas-
                           Trust &                     Applegate Securities LLC,
                           President                   Nicholas-Applegate Holdings
                                                       LLC and Nicholas-Applegate
                                                       Securities International
                                                       LDC.
PRINCIPAL OFFICERS
CHARLES H. FIELD, JR.      Secretary     Since May     Deputy General Counsel,            19
  (46)                                   2001          Nicholas-Applegate Capital
                                                       Management Nicholas-
                                                       Applegate Securities LLC,
                                                       Nicholas-Applegate Holdings
                                                       LLC and Nicholas-Applegate
                                                       Securities International
                                                       LDC.
C. WILLIAM MAHER (41)      Treasurer     Since May     Managing Chief Financial           19
                                         1999          Officer, Nicholas-Applegate
                                                       Capital Management,
                                                       Nicholas-Applegate
                                                       Securities, (Since 1998);
                                                       Co-Managing Chief Financial
                                                       Officer Nicholas-Applegate
                                                       Holdings LLC (Since 2001).
                                                       Formerly Chief Financial
                                                       Officer, Mitchell Hutchins
                                                       Asset Management, Inc.
                                                       (1990-1998).


                                   OTHER DIRECTORSHIPS
NAME, ADDRESS(1) AND AGE             HELD BY TRUSTEE
-------------------------  -----------------------------------
GEORGE F. KEANE (72)       Director, Bramwell Funds (since
                           1994); Director, Longview Oil &
                           Gas (since 2000); Director,
                           Security Capital U.S. Real Estate
                           (since 1997); Director, The
                           Universal Bond Fund (since 1997);
                           Director, Universal Stainless &
                           Alloy Products Inc. (1994-2000);
                           Director, United Water Services and
                           affiliated companies (1996-2000);
                           Director, and former Chairman of
                           the Board, Trigen Energy
                           Corporation (1994-2000); Trustee,
                           Nicholas- Applegate Mutual Funds
                           (1994-1999).
INTERESTED TRUSTEES:
E. BLAKE MOORE, JR. (44)   Director, Nicholas-Applegate
                           Southeast Asia Fund (Since 2000).
PRINCIPAL OFFICERS
CHARLES H. FIELD, JR.      Director, Nicholas-Applegate U.S.
  (46)                     Growth Equity Fund (Since 1996);
                           Director, Nicholas-Applegate
                           Southeast Asia Fund (Since 1999).
                           Director, Nicholas-Applegate
                           Strategic Opportunities Fund, LLC
                           (1996-2000).
C. WILLIAM MAHER (41)      NA

------------------------------
(1) Unless otherwise noted, the address of the Trustees and Officers is c/o:
    Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

(3) Mr. Moore is also the President and Chairman of Nicholas-Applegate Fund, Inc. a registered investment company with one portfolio.

    Each Trustee of the Trust that is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $24,000 for services rendered as a Trustee of the Trust, $1,500 for each meeting attended ($500 per Committee meeting and $1,500 per in person special meeting attended. Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

    The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 2002, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934): the Funds have no retirement or pension plan for its Trustees.

                                                                                           TOTAL COMPENSATION
                               AGGREGATE      PENSION OR RETIREMENT        ESTIMATED      FROM TRUST AND TRUST
                              COMPENSATION   BENEFITS ACCRUED AS PART   ANNUAL BENEFITS     COMPLEX PAID TO
NAME                           FROM TRUST       OF TRUST EXPENSES       UPON RETIREMENT         TRUSTEE
----                          ------------   ------------------------   ---------------   --------------------
Walter E. Auch..............     $17,000               None                   N/A                $17,000(19*)
Darlene DeRemer.............     $18,000               None                   N/A                $18,000(19*)
George F. Keane.............     $18,000               None                   N/A                $18,000(19*)

    * Indicates total number of funds in Trust complex.

                           STANDING BOARD COMMITTEES

    The Board of Trustees has established two standing committees in connection with the governance of the Funds--Audit and Nominating.

    The Audit Committee consists of the three independent Trustees chaired by Mr. Keane. The responsibilities of the Audit Committee are to assist the Board of Trustees in overseeing the Funds' independent public accountants, accounting policies and procedures, and other areas relating to the Funds' auditing processes. The scope of the Audit committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent public accounts' responsibility to plan and carry out a proper audit. The Audit Committee met two times during the fiscal year ended March 31, 2002.

    The Nominating Committee consists of the three independent Trustees chaired by Ms. DeRemer. This committee interviews and recommends to the Board persons to be nominated for election as Directors by the Fund's shareholders and selects and proposes nominees for election by the Board between annual meetings. This committee does not normally consider candidates proposed by shareholders for election as Trustees. The Nominating Committee also reviews the independence of Trustees currently serving on the Board and recommends to the Board Independent Trustees to be selected for membership on Board Committees. The Nominating Committee reviews each compensation and expenses and compliance with the Funds' retirement policy. The Nominating Committee did not meet during the fiscal year ended March 31, 2002.

    The following table sets forth the dollar range of equity securities in the Funds beneficially owned by a Trustee and on an aggregate basis in all registered investment companies overseen by a Trustee in the Fund Complex as of
June   , 2002.

                         TRUSTEE SHARE OWNERSHIP TABLE

                             INDEPENDENT DIRECTORS

                                                                                AGGREGATE DOLLAR RANGE OF
                                                                               SECURITIES IN ALL REGISTERED
                                                                                   INVESTMENT COMPANIES
                                                         DOLLAR RANGE OF          OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE                   FUND               SECURITIES IN THE FUNDS         THE FUND COMPLEX
---------------      ------------------------------  -----------------------   ----------------------------
Walter E. Auch.....                                          None                       None

Darlene DeRemer....  U.S. Equity Growth Fund          $10,001 - $50,000          $50,001 - $100,000
                     Global Select Fund               $10,001 - $50,000
                     Large Cap Value Fund             $10,001 - $50,000
                     Global Health Care Fund             $1 - $10,000

George F. Keane....  Emerging Countries Fund             $1 - $10,000               $1 - $10,000

    As of March 31, 2002 no Independent Trustee, or his/her immediate family members owned beneficially or of record any class of securities in an investment adviser or principal underwriter of the Funds or a person (other than a registered investment company) directly or indirectly "controlling", "controlled by", or "under common control with" (within the meaning of the Investment Company Act) an investment adviser or principal underwriter of the Fund.

                               INVESTMENT ADVISER

    The Investment Adviser to the Trust is Nicholas-Applegate Capital Management, a limited liability company organized under the laws of Delaware, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

    The Investment Adviser was organized in August 1984 to manage discretionary accounts investing primarily in publicly traded equity securities and securities convertible into or exercisable for publicly traded equity securities, with the goal of capital appreciation. On January 31, 2001 The Investment Adviser was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a publicly traded German Aktiengesellschaft (a German publicly traded company), which, together with its subsidiaries, comprise one of the world's largest insurance group (the "Allianz Group"). Allianz Group currently has assets under management of approximately $690 billion. Allianz AG's address is:
Koeniginstrasse 28, D-80802, Munich, Germany.

    Personnel of the Investment Adviser may invest in securities for their own accounts pursuant to a Code of Ethics that sets forth all partners' and employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. For example, all personal trades in most securities require pre-clearance and participation in initial public offerings is prohibited. In addition, restrictions on the timing of all personal investing in relation to trades by the Funds and on short-term trading having been adopted.

MAURITIUS SUBSIDIARY

    For reasons of efficient portfolio management, the International Growth Opportunities, Global Technology and Emerging Countries Funds invest in the Southeast Asian stock markets through the Nicholas-Applegate Southeast Asia Fund, Ltd. a subsidiary of the Funds with offices located at 3rd Floor, Les Cascades, Edith Cavell Street, Port Louis, Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary, incorporated on October 29, 1999, is an "Offshore Company" for the purposes of the Mauritius Offshore Business Activities Act 1992 and has a certificate of tax residence from the Commissioner of Income Tax in Mauritius. The directors of the Mauritius subsidiary are:

                              E. Blake Moore, Jr.
                             Charles H. Field, Jr.
                                Eric S. Sagerman
                                  K. Dev Joory
                                Couldip B. Lala

    All Directors act in a non-executive capacity.

    International Financial Services Limited ("IFS"), is a company incorporated in Mauritius and licensed by the Mauritius Offshore Business Activities Authority ("MOBAA") to provide, inter alia, company management services to offshore companies, has been appointed as administrator, registrar and secretary to the Mauritius Subsidiary at a fee of approximately $1,300 per month. This appointment may be terminated by either party on three months' prior written notice or in the other circumstances listed in the agreement. The Mauritius Subsidiary indemnifies IFS against matters other than those arising by reason of the negligence, bad faith, dishonesty, fraud or willful breach of duty of IFS or its employees and agents.

    Under a double-taxation treaty currently in effect between India and Mauritius, corporate taxpayers who reside in Mauritius are exempt from Indian capital gains tax; therefore direct investments made by the Mauritius Subsidiary in India are not subject to Indian taxes. India currently imposes a domestic capital gains tax at the rate of 30% for short-term gains and 10% for long-term gains. There is no assurance that the tax treaty will remain in effect in future years. If the treaty is rescinded the Funds will not be able to avail upon the tax relief and may be subject to retroactive capital gains taxes.

THE INVESTMENT ADVISORY AGREEMENT

    Under the Investment Advisory Agreement between Trust and the Investment Adviser with respect to the Funds, the Trust retains the Investment Adviser to manage the Funds' investment portfolios, subject to direction of the Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.

    The Investment Advisory Agreement provides that the Investment Advisory will not be liable for any error of judgment or for any loss suffered by a Fund or the Trust in connection with the matters to the Investment Advisory Agreement relates, except for liability resulting form willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Trust has agreed to indemnity the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as investment adviser of the Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

    The investment management services furnished under the Advisory Agreement are not deemed exclusive and the Investment Adviser is free to furnish similar services to others and take investment action with respect to other accounts which is different from action taken in the Funds. The Investment Adviser also manages hedge funds that may sell securities short, including those securities the Funds may be holding long. The portfolio managers and traders for these hedge funds are not separated from the rest of the Investment Adviser's investment personnel and therefore have access to full information about the Investment Adviser's investment research and the investment decisions and strategies being employed for the Fund. These hedge funds pay the Investment Adviser management fees at rates comparable to those paid by the Funds and the Investment Adviser also receives a significant share of any profits earned by the hedge funds as incentive compensation. As a result, the Investment Adviser may have a conflict between their own interests and the interests of other Investment Adviser investment advisory clients in managing the portfolios of these hedge funds. However, to minimize the potential for conflict, the Investment Adviser has adopted various procedures and safeguards for example, except for short sales done to take advantage of short-term volatility, the Investment Adviser will not sell a security short that the Funds own until
(1) it discloses to the various portfolio managers of the Funds its intention to short, (2) the reasons for selling short, (3) allows the portfolio managers a reasonable time to make an investment decision to hold or sell that security.

MATTERS CONSIDERED BY THE BOARD

    The Investment Advisory Agreement was last approved by the Board, including all of the Independent Trustees on November 15, 2000. In approving the Advisory Agreement, the Board primarily considered, with respect to the Funds, the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to the Funds. The Board also reviewed the terms of the acquisition of the Investment Adviser by Allianz of America, Inc. ("Allianz") and its possible effects on the Funds and their shareholders. The Board requested and evaluated materials furnished by the Investment Adviser and Allianz regarding their personnel, operations and financial condition.

    With respect to the nature and quality of the services provided by the Investment Adviser, the Board considered the performance of the Funds in comparison to relevant market indices and the performance of a peer group of investment companies pursuing broadly similar strategies, and reviewed reports prepared by an unaffiliated organization applying various statistical and financial measures of fund performance compared to such indices and peer groups of funds, over the past one, five, and ten year periods. The Board also evaluated the division of responsibilities among the Investment Adviser and its affiliates, and the capabilities of the personnel providing services. The Board also considered the quality of brokerage execution provided by the Investment Adviser.

    The Board specifically considered the following: (1) that the terms of the Investment Advisory Agreement are substantially identical to those of the existing investment advisory agreement, except for different execution dates, effective dates, termination dates and certain conforming changes; (2) the favorable history, reputation, qualification and background of the Investment Adviser and the Allianz Group, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios of the Funds are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar mutual funds; (3) the relative performance of the Funds to comparable mutual funds and unmanaged indices; (4) the possibility of benefits that may be realized by the Funds as a result of the Investment Adviser's affiliation with the Allianz Group, including resources of the Allianz Group anticipated to be available to the Investment Adviser; and (5) other factors deemed relevant by the Board. The primary factors in determining that the approval of the Investment Advisory Agreement was in the best interest of the Funds and shareholders where that there would be no change in advisory fees and services and assurances that the Investment Adviser would maintain operational autonomy.

    The amounts of the advisory fees earned by the Investment Adviser and reported below were for services provided to the master funds of the Master Trust prior to the Reorganization in May 1999. The amounts of the advisory fees earned by the Investment Adviser for the fiscal years ended March 31, 2000, 2001 and 2002, and the amounts of the reduction in fees and reimbursement of expenses by the Investment Adviser (or recoupment of fees previously deferred and expenses previously reimbursed) as a result of the expense limitations and fee waivers described below under "Expense Limitation" were as follows:

                                 FOR YEAR ENDED
                                 MARCH 31, 2000

                                                               FEE REDUCTIONS AND
                                                             EXPENSE REIMBURSEMENTS
FUND                                         ADVISORY FEES      (OR RECOUPMENTS)
----                                         -------------   ----------------------
Global Select Fund.........................      128,590              78,076
International Core Growth Fund.............    1,730,163             (35,051)
Worldwide Growth Fund......................    1,391,630              73,822
International Growth Opportunities Fund....    1,315,748              56,558
Emerging Countries Fund....................    2,497,173             207,942
Global Health Care Fund....................      271,020              11,443
U.S. Large Cap Select Growth Fund..........      344,335              73,763
US Equity Growth Fund......................    1,172,637             131,914
Large Cap Value Fund.......................      246,907              79,755
Emerging Growth Fund.......................    2,019,763             388,726
Growth Discovery Fund......................      880,167             130,916
Convertible Fund...........................      417,743             134,536
High Yield Bond Fund.......................       85,360              71,322
Global Technology Fund.....................    1,390,764               2,985

                                 FOR YEAR ENDED
                                 MARCH 31, 2001

                                                                FEE REDUCTIONS AND
                                                                      EXPENSE
FUND                                           ADVISORY FEES   (REIMBURSED)/RECOUPED
----                                           -------------   ---------------------
Global Select Fund...........................      158,726            (95,229)
International Core Growth Fund...............    2,878,718            218,794
Worldwide Growth Fund........................    1,512,177              8,068
International Growth Opportunities Fund......    2,469,325            120,463
Emerging Countries Fund......................    2,955,195            (93,786)
Global Health Care Fund......................    1,354,198             11,329
U.S. Large Cap Select Growth Fund............      950,406           (102,507)
US Equity Growth Fund........................    1,488,089            (59,800)
Large Cap Value Fund.........................      329,218            (84,561)
Emerging Growth Fund.........................    2,265,448           (268,911)
Growth Discovery Fund........................      912,184            (29,311)
Convertible Fund.............................      987,269            (37,474)
High Yield Bond Fund.........................      149,675           (132,670)
Global Technology Fund.......................    2,445,029             87,005

                                 FOR YEAR ENDED
                                 MARCH 31, 2002

                                                                FEE REDUCTIONS AND
                                                                      EXPENSE
FUND                                           ADVISORY FEES   (REIMBURSED)/RECOUPED
----                                           -------------   ---------------------
Global Select Fund...........................      249,950            (44,587)
International Core Growth Fund...............    2,282,292             17,426
Worldwide Growth Fund........................      870,700            (72,933)
International Growth Opportunities Fund......    1,707,875            (25,633)
International Structured Fund................        6,904           (117,040)
Emerging Countries Fund......................    1,391,992           (232,934)
Global Health Care Fund......................    1,076,579               0.00
U.S. Large Cap Select Growth Fund............      756,754            (95,843)
US Equity Growth Fund........................      823,179            (81,997)
Large Cap Value Fund.........................      452,486            (80,967)
Value Opportunities Fund.....................      406,073            (58,293)
Emerging Growth Fund.........................    1,630,884           (188,999)
Growth Discovery Fund........................    1,100,877            (30,264)
Convertible Fund.............................      858,368            (61,768)
High Yield Bond Fund.........................      363,540           (165,366)
Global Technology Fund.......................      648,629            (12,866)

              CUSTODIAN, FUND ACCOUNTING AGENT AND ADMINISTRATORS

    The Custodian, Fund Accounting and Administrator Agent for the Trust is Brown Brothers Harriman & Co., Private Bankers ("BBH"), a New York Limited Partnership established in 1818. BBH&Co. has offices worldwide and provides services to Trust from its offices located at 40 Water Street, Boston, Massachusetts 02109. As Custodian, Administrator and Fund Accounting Agent, BBH&Co. is responsible for the custody of Trust's portfolio securities and cash, maintaining the financial and accounting books and records of the Trust, computing the Trust's net asset value per share and providing the administration services required for the daily business operations of the Trust. For its services, BBH received under the Administration Agreement annual fees from each Fund equal to the Fund's pro rata portion (based on each Funds net assets compared to the Trust's total net assets)of a fee equal to 0.03% of the first $100 million of the Trust's average net assets, 0.02% of the next $100 million, 0.01% thereafter, subject to a $25,000 annual minimum and a $500,000 annual maximum. For the fiscal year ended March 31, 2002, for Fund Administration, BBH received aggregate compensation of $2,649,527.10 for all of the series of the Trust.

    Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by the BBH or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services, are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.

    Under the Administrative Services Agreement, the Investment Adviser is compensated at the annual rate of 0.10% of the average daily net assets of each Fund. For the fiscal year ended March 31, 2002, for Fund co-administration the Investment Adviser received $1,610,250.94.

             TRANSFER AND DIVIDEND DISBURSING AGENT, LEGAL COUNSEL
                            AND INDEPENDENT AUDITORS

    State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Transfer Agent and as the Dividend Disbursing Agent for the Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

    Kirkpatrick and Lockhart, LLP, 1800 Massachusetts Avenue, N.W., Washington, DC 20036, serves as legal counsel to the Independent Trustees of the Trust.

    Ernst & Young LLP, 725 South Figueroa Street, Los Angeles, California 90017, serves as the independent auditors for the Trust, and in that capacity audits the annual financial statements of the Trust.

                                  DISTRIBUTOR

    Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, CA 92101, is the principal underwriter and distributor for the Trust and, in such capacity is responsible for distributing shares of the Funds. The Distributor is a limited liability company organized under the laws of Delaware to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Holdings, LLC, the general partner of the Investment Adviser.

    Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Funds may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

                            SHAREHOLDER SERVICE PLAN

    The Trust has also adopted a Shareholder Service Plan with respect to the Class R shares of the Trust. Under the Shareholder Service Plan, the Distributor is compensated at the annual rate of up to 0.25% of the average daily net assets of each Fund attributable to the Class R shares of each Fund.

    Support services include, among other things, establishing and maintaining accounts and records relating to their clients that invest in Fund shares; processing dividend and distribution payments from the Funds on behalf of clients; preparing tax reports; arranging for bank wires; responding to client inquiries concerning their investments in Funds shares; providing the information to the Fund's necessary for accounting and subaccounting; preparing tax reports, forms and related documents; forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; assisting in processing exchange and redemption requests from clients; assisting clients in changing dividend options, account designations and addresses; and providing such other similar services.

    Pursuant to the Shareholder Service Plan, the Board of Trustees reviews at least quarterly a written report of the service expenses incurred on behalf of Class R shares of the Funds by the Distributor. The report includes an itemization of the service expenses and the purposes of such expenditures. Because the Trust offers Class R shares of numerous Funds which are subject to Rule 12b-1 under the Investment Company Act, the selection and nomination of Trustees who are not interested persons of the Trust is committed to the Trustees who are not interested persons of the Trust.

    The Shareholder Service Plan continues in effect from year to year, provided that each such continuance is approved at least annually by vote of the Board of Trustees of the Trust, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Shareholder Service Plan or in any agreement related to the Shareholder Service Plan (the "Independent Trustees'), cast in person at a meeting called for the purpose of voting on such continuance. The Shareholder Service Plan may be amended at any time by the Board, provided that any material amendments of the terms of the Plan will become effective only upon the approval by majority of the Board and a majority of the Independent Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Service Plan may be terminated with respect to any Fund or class any time, without penalty, by the Board.

                               DISTRIBUTION PLAN

    Under a plan of distribution for the Trust with respect to the Class R shares of the Funds (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act and distribution agreement (the "Distribution Agreement"), the Distributor incurs the expense of distributing such shares of the Funds. The Distribution Plan provides for compensation to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing such Class R shares of the Funds. The Distributor is paid for:
(a) expenses incurred in connection with advertising and marketing such shares of the Funds, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of such shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Funds' prospectuses and statements of additional information with respect to such shares.

    The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including a majority vote of the Board of Trustees of the Trust, including a majority vote of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of such Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the R Class of shares of a Fund for the services described therein without approval by a majority of such outstanding shares of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment. The Class R shares of the Fund will not be contractually obligated to pay expenses incurred under the Distribution Plan if the Plan is terminated or not continued with respect to such shares.

    Under the Distribution Plan, the Distributor is compensated for distribution-related expenses with respect to the Class R Shares of the Funds. The Distributor is compensated at the annual rate of up to 0.25%, payable monthly, based on the average daily net assets. The Distributor recovers the distribution expenses it incurs through the receipt of compensation payments from the Trust under the Distribution Plan.

    If the Distributor incurs expenses greater than the maximum distribution fees payable under the Distribution Plan, as described above, with respect to Class R Shares of Fund, the Class will not reimburse the Distributor for the excess in the subsequent fiscal year. However, because the Distributor Plan is a "compensation-type" plan, the distribution fees are payable even if the Distributor's actual distribution related expenses are less than the percentages described above.

    The Trust currently has no intention to activate the Distribution Plan. Shareholders will be given a 60 day notice upon the Trust's determination to activate the Plan.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

    Subject to policies established by the Trust's Board of Trustees, the Investment Adviser executes the Funds' portfolio transactions and allocated the brokerage business. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Funds invest may be traded in the over-the-counter markets, and the Funds deal directly with the dealers who make the markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Investment Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees of the Trust periodically reviews the commission rates and allocation of orders.

    The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Funds or provide supplemental research, market and statistical information and other research services and products to the Investment Adviser may receive orders for transactions by the Funds. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect on investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessary reduced as a result to the receipt of such supplemental information, service and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Trust, and not all such information, services and products are used by the Investment Adviser, in connection with the Funds. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Funds. The Investment Adviser may pay higher commissions on brokerage transactions for the Funds to brokers in order to secure the information, services and products described above, subject to review by the Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

    The Investment Adviser may place trades with certain brokers with which it is under common control, including Dresdner Bank AG, Deutsche Bank AG, Munich Re, and HypoVereinsbank. The affiliates of these entities, including Bankers Trust Company, BT Alex. Brown Incorporated, Deutsche Bank Securities, Inc. and Dresdner Kleinwort Benson North America LLC, provided it determines that these affiliates' products, services, and costs are comparable to those of non-affiliated, qualified brokerage firms. The Trustees of the Trust periodically review the Investment Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Funds and review the commissions paid by the Funds over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

    Although the Investment Adviser makes investment decisions for the Trust independently from those of its other accounts, investment of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser buys and sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser, the Investment Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

    Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

    During the fiscal year ended March 31, 2002, the following funds acquired securities of their regular brokers and dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Global Technology Fund--Merrill Lynch ($676,597.73), Worldwide Growth Fund--Merrill Lynch ($1,260.651), Prudential Securities ($437,250); Convertible Fund--Prudential Securities ($1,582,719); Large Cap Value Fund--Prudential Securities ($577,500), Merrill Lynch ($139,420); Morgan Stanley ($557,850); Emerging Growth Fund--Donaldson, Lufkin & Jenrette ($671,182); U.S Large Cap Select Growth Fund--Merrill Lynch ($2,710,147), Prudential Securities ($792,000); Global Select Fund--Prudential Securities ($187,000).

    The aggregate dollar amount of brokerage commission paid by the master fund predecessors to the corresponding Funds during the last three fiscal years of the Trust were as follows:

                                                          YEAR ENDED
                                      ---------------------------------------------------
FUND                                  MARCH 31, 2002    MARCH 31, 2001    MARCH 31, 2000
----                                  ---------------   ---------------   ---------------
Global Select Fund..................       392,688           182,337           132,706
International Core Growth...........     1,993,467         2,410,310         1,768,343
Worldwide Growth Fund...............       446,845           845,523           880,213
International Growth Opportunities
  Fund..............................     1,139,706         1,624,372         1,162,059
International Structured Fund.......         4,863          N/A               N/A
Emerging Countries Fund.............     1,611,093         3,052,016         2,700,556
Global Health Care Fund.............       666,500         1,177,670           241,040
U.S. Large Cap Select Growth Fund...       520,722           328,757           157,024
US Equity Growth Fund...............       388,758           288,293           227,055
Large Cap Value Fund................       181,753           160,188           118,370
Small Cap Value.....................       219,103
Emerging Growth Fund................       533,273           284,750           253,317
Growth Discovery Fund...............       395,841            77,635            96,858
Global Technology Fund..............       757,839         1,886,586         1,216,506
Convertible Fund....................        71,636            55,171            34,134
High Yield Bond Fund................             0               500             1,857

    Of the total commissions paid during the fiscal year ended March 31, 2002, $1,494,946 (16.12%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The

Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.

                     PURCHASE AND REDEMPTION OF FUND SHARES

    Shares of the Funds may be purchased and redeemed at their net asset value without any initial or deferred sales charge.

    The offering price is effective for orders received by the Transfer Agent or any sub-transfer agent prior to the time of determination of net asset value. The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Funds will have been deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designees. Brokers/Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected Funds. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

    REDEMPTIONS IN KIND. Although the Funds intend to pay share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of portfolio securities.

    Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such share class during any 90-day period. Any share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

    The Board of Trustees of the Trust has adopted redemption in-kind policies for shareholders who are deemed affiliated persons of the Funds. Pursuant to these policies a redemption in-kind will be processed so that it does not result in a dilution of shares of remaining shareholders. Furthermore, under these policies the affiliated party will have no influence over the selection process of securities to be redeemed in kind.

    Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

                              SHAREHOLDER SERVICES

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

    A shareholder of one Fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Fund (the "paying Fund") into any other Fund of the same share class (the "receiving Fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Fund equals or exceeds that Fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Fund is below that Fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Funds must be automatically reinvested in the receiving Fund, (iii) if this privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund will have the right, if the shareholder fails to increase the value of the account to such minimum within 60 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-investments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

    The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REPORTS TO INVESTORS

    Each Fund will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Funds may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Funds upon request.

                                NET ASSET VALUE

    The net asset value of a Fund is calculated by dividing (i) the value of the securities held by the Fund, plus any cash or other assets, minus all the Class' proportional interest in the Fund's liabilities (including accrued estimated expenses on an annual basis) all liabilities allocable to such Class, by the total number of class I or R shares of the Fund outstanding. The value of the investments and assets of a Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.

    In the event the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the board of Trustees of Trust will reconsider the time at which they compute net asset value. In addition, the asset value of the Funds may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.

    The Funds value long-term debt obligations at the quoted bid prices for such securities or, if such prices are not available, at prices for securities or comparable maturity, quality and type; however, the Investment Adviser will use, when it deems it appropriate, prices obtained for the day of valuation from a bond pricing service, as discussed below. The Funds value debt securities with maturities of 60 days or less at amortized cost if their term to maturity from date of purchase is less that 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Fund is more than 60 days, unless this is determined by the Board of Trustees of the Trust not to represent fair value. The Funds value repurchase agreements at close plus accrued interest.

    The Funds value U.S. Government securities which trade in the over-the-counter market at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are value at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

    The Funds value options, futures contracts and options thereon, which trade on exchanges, at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options and futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.

    Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may to take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 11:00 a.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.

    Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value, (Fair Value Securities) are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser's portfolio managers, traders, and research and credit analysts and legal and compliance personnel, on the basis of the following factors: nature of any restrictions on disposition of the securities, assessment of the general liquidity/illiquidity of the securities, the issuer's financial condition and the markets in which it does business, cost of the security transactions in comparable securities, the size of the holding and the capitalization of the issuer, relationships among various securities, media or other reports or information deemed reliable by the Investment Adviser regarding the issuer or the markets or industry in which it operates, consistency with valuation of similar securities held by other clients of the Investment Adviser, and such other factors as may be determined by the Investment Adviser, Board of Trustees or Pricing Committee to materially affect the value of the security. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A "significant event" (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of a Fund's portfolio securities to no longer reflect their value at the time of the Fund's NAV calculation.

    The Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

REGULATED INVESTMENT COMPANY

    The Trust has elected to qualify each Fund as a registered investment company under Subchapter M of the Code, and intends that each Fund will remain so qualified.

    As a regulated investment company, a Fund will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of it gross income form dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains form options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) for taxable years beginning August 5, 1997 derive less than 30% of it gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and
(d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

    A Fund generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of it ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other that those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Funds intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

    Dividends paid by a Fund from ordinary income, and distributions of the Fund's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Funds is derived form dividends on common or preferred stock of domestic corporations. Dividend income earned by a Fund will be eligible for the dividends received deduction only if the Fund has satisfied a 46-day period requirement (described below) with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held it shares in the Fund for not less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend (91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend with respect to the dividend in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of the taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the code. Net capital gain distributions are not eligible for the dividends received deduction.

    BACKUP WITHHOLDING. Under certain provisions of the Internal Revenue Code (the "Code"), the Funds may be required to withhold 31% of reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. When establishing an account, an investor must provide his or her taxpayer identification number and certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to backup withholding. Corporate shareholders and other shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

    NONRESIDENT ALIENS. Nonresident alien individuals and foreign entities must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                           SPECIAL TAX CONSIDERATIONS

    SECTION 1256 CONTRACTS. Many of the futures contract and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

    STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculation the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Funds are not entirely clear. The transactions may increase the amount of shore-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

    The Funds may take one or more of the elections available under the Code which are applicable to straddles. If the Funds may any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

    Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

    The qualifying income and diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

    SECTIONS 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to the shareholders.

    FOREIGN TAX. Foreign countries may impose withholding and other taxes on other income received by a Fund form sources within those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intend to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified in writing within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

    Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund elects pass-through treatment, the source of the Fund's income flows through to shareholders of the Fund. With respect to such election, the Fund treats gains from the sale of securities as derived from the U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables as ordinary income derived from U.S. sources. The limitation on the foreign tax credit applies separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

    ORIGINAL ISSUE DISCOUNT. The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire as issued originally at a discount. Generally, the Funds treat the amount of the original issue discount ("OID") as interest income and include it in income over the term of the debt security, even though they do not receive payment of that amount until a later time, usually when the debt security matures. The Funds treat a portion of the OID includable in income with respect to certain high-yield corporation debt securities as a dividend for federal income tax purposes.

    The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire in the secondary market as having market discount. Generally, a Fund treats any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount as ordinary interest income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.

    The Funds generally must distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though the Funds have yet to receive cash representing such income. The Funds may obtain cash to pay such dividends from sales proceeds of securities held by the Funds.

                            PERFORMANCE INFORMATION

    The Trust may form time advertise total returns and yields for the Funds, compare Fund performance to various indices, and publish rankings of the Funds prepared by various ranking services. Any performance information should be considered in light of the Fund's investment objective and policies, characteristics and quality of its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future. For purposes of calculating the historical performance of a Fund, the Trust will take into account the historical performance of the series of the Trust corresponding to the Fund prior to the Reorganization.

AVERAGE ANNUAL TOTAL RETURN

    The total return for a Fund is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investment are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Funds over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would been received upon redemption. Total return does not take into account any federal or state income taxes.

    Total return is computed according to the following formula:

       P(1 + T)TO THE POWER OF n = ERV

           Where:  P = a hypothetical initial payment of $1,000.

                   T = average annual total return.

                   n = number of years

                   ERV = ending redeemable value at the end of the period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

    Average annual total return (after taxes on distributions and redemption) is computed according to the following formula:

                P(1+T)TO THE POWER OF n = ATV                  D or DB

            Where:  P          =   a hypothetical initial payment of $1,000.
                    T          =   average annual total return (after taxes on distributions, or after taxes on distributions and redemption, as applicable).
                    n          =   number of years
                    ATV
                       D or DB
                    ATV        =   ending value of a hypothetical $1,000 payment made at the
                            D      beginning of the 1-, 5- or 10-year periods at the end of (or fractional portion thereof), after taxes on fund distributions and redemptions.
                    ATV        =   ending value of a hypothetical $1,000 payment made at the
                                   beginning
                           DB      of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or
                                   10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption.

    Average annual total return (after taxes on distributions and redemption) takes into account any applicable initial or contingent deferred sales charges and takes into account federal income taxes that may be payable upon receiving distributions and following redemption. Federal income taxes are calculated using the highest marginal income tax rates in effect on the reinvestment date.

YIELD

    The yield for a Fund is calculated based on a 30-day or one-month period, according to the following formula:

       Yield = 2[(a - b + 1)TO THE POWER OF 6 - 1]
                  ---------

                   (c X d)

    For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

    Yields for the Funds for the 30-day period ended June 30, 2002 were as follows:

FUND                                                          CLASS I    CLASS R
----                                                          --------   --------
Convertible Fund............................................    4.53%       N/A
High Yield Bond Fund........................................    8.72%      8.68%

PERFORMANCE COMPARISONS

    Advertising and sales literature may include:

    - references to ratings, rankings, and financial publication and/or performance comparison of Shares to certain indices;

    - charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

    - discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.

    The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

    The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

    You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market condition, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

    Standard & Poor's Low-Priced Index compares a group of approximately twenty actively traded stocks prices under 25% for one month periods and year-to-date.

    Value Line Mutual Funds Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

    CDR Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

    Dow Jones Industrial Average (DJIA) represents share prices of selected blue chip industrial corporations. The DJIA indicated daily changes in the average price of stock of thes corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market at a whole.

    Financial Publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others--provide performance statistics over specified time periods.

    Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

    Morningstar, Inc, an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Value, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

    Standard and Poor's Daily Stock Price Index of 500 Common Stocks (S&P500) is a composite index of common stocks in industry, transportation, and financial and public utility companies. The index can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestment of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

    Lipper Growth Fund Average is an average of the total returns of 580 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

    Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical
Services, Inc., an independent mutual fund rating service.

    Strategic Insight Mutual Fund Research and Consulting, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Funds will quote their Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

    Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

    Value Line Composite Index, consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

    Strategic Insight Growth Funds Index consists of mutual funds that invest in well-established companies primarily for long-term capital gains rather than current income.

           PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following tables set forth historical performance information for the U.S. Large Cap Select Growth, Large Cap Value, Growth Discovery, and High Yield Bond Funds. It includes historical performance information for the Institutional and Qualified Portfolios which preceded the Funds prior to the reorganization of the Trust in July 1998 and the Investment Adviser's composite performance date relating to the historical performance of all institutional private accounts managed by the Investment Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of such Funds. The composite data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Funds. Investors should not consider this performance data as an indication of future performance of the Funds or of the Investment Adviser.

    The Investment Adviser has advised the Trust that the net performance results for the Funds are calculated as set forth above under "General Information--Performance Information." All information set forth in the tables below relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

    The Investment Adviser's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"(1)), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The

Investment Adviser's composites include all actual, fee-paying, discretionary institutional private accounts managed by the Investment Adviser that have investment objective, policies, strategies and risks substantially similar to those of the U.S. Large Cap Select Growth, Large Cap Value, Growth Discovery, and High Yield Bond Funds.

    Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated be geometrically linking the monthly and quarterly returns, respectively. The yearly returns are computed geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance data.

    The institutional private accounts that are included in the Investment Adviser's composites are not subject to the same types of expenses to which the U.S. Large Cap Select Growth, Large Cap Value, Growth Discovery, and High Yield Bond Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites had been subject to the same expenses as the Funds or had been regulated as investment companies under the federal securities laws.

    The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

    The investment results presented below are not intended to predict or suggest the returns that might be experienced by the U.S. Large Cap Select Growth, Large Cap Value, Growth Discovery, or High Yield Bond Funds or an individual investor investing in such Funds.

------------------------

(1) AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

                              LARGE CAP VALUE FUND
                                 CLASS I SHARES

                                                           INVESTMENT
                                                           ADVISER'S    RUSSELL 1000
YEAR                                              FUND     COMPOSITE    VALUE INDEX
----                                            --------   ----------   ------------
1994(2).......................................      N/A        3.79%        1.55%
1995..........................................      N/A       30.79        38.36
1996(2).......................................    24.25%      32.01        21.64
1997..........................................    40.55       40.55        35.19
1998..........................................    20.13       20.09        15.63
1999..........................................     8.88        9.04         7.34
2000..........................................     7.82        7.94         7.01
2001..........................................    (1.02)      (0.68)       (5.60)
Last Year(3)..................................     6.35        6.93         4.38
Since Inception(3)............................    16.95       17.60        12.65

------------------------

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Inception dates are as follows: Composite--April 1, 1994; Large Cap Value Fund--April 30, 1996.

(3) Through March 31, 2002.

                       U.S. LARGE CAP SELECT GROWTH FUND
                                 CLASS I SHARES

                                                       INVESTMENT
                                                        ADVISER      RUSSELL 1000
YEAR                                          FUND     COMPOSITE    GROWTH INDEX(1)
----                                        --------   ----------   ---------------
1995(2)...................................      N/A       35.33%         25.26%
1996(2)...................................    (1.12)%     26.63          23.12
1997......................................    46.07       33.06          30.48
1998......................................    60.80       61.79          38.71
1999......................................    96.11      102.74          33.15
2000......................................   (23.98)     (25.07)        (22.42)
2001......................................   (41.21)     (41.17)        (20.42)
Last Year(3)..............................   (20.04)     (19.68)         (2.00)
Since Inception(3)........................    13.37       17.28           7.00

------------------------

(1) The Russell 1000 Growth Index contains those companies among the Russell 1000 securities with a higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Inception dates are as follows: Composite--April 1, 1995; U.S. Large Cap Select Growth Fund--December 26, 1996.

(3) Through March 31, 2002.

                             GROWTH DISCOVERY FUND
                                 CLASS I SHARES

                                                        INVESTMENT
                                                         ADVISER      RUSSELL 2000
YEAR                                           FUND     COMPOSITE    GROWTH INDEX(1)
----                                         --------   ----------   ---------------
1991(2)....................................      N/A       28.69%         14.77%
1992.......................................      N/A       11.58           7.77
1993.......................................      N/A        7.25          13.36
1994.......................................      N/A       (5.85)         (2.43)
1995(2)....................................    14.80%      55.93          31.04
1996.......................................    28.73       27.72          11.26
1997.......................................    30.19       30.61          12.84
1998.......................................     8.43       10.86           1.25
1999.......................................    84.82       83.50          43.10
2000.......................................   (20.67)     (26.50)        (22.43)
2001.......................................    (3.42)      (1.53)         (9.23)
Last Year(3)...............................    20.22       22.25           4.94
Last 5 Years(3)............................    17.85       17.10           4.86
Since Inception(3).........................    17.73       17.66           4.70

------------------------

(1) The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with a greater than average growth orientation. Companies within the Index generally have higher price-to-book and price-earnings ratios than the average for all companies in the Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities in the Russell 3000 Index which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Inception dates are as follows: Composite August 1, 1991; Growth Discovery Fund--July 12, 1995.

(3) Through March 31, 2002

                              HIGH YIELD BOND FUND
                                 CLASS I SHARES

                                                     INVESTMENT
                                                      ADVISER     SOLOMON SMITH BARNEY
YEAR                                        FUND     COMPOSITE    HIGH YIELD INDEX(1)
----                                      --------   ----------   --------------------
1994(2).................................      N/A        1.45%            0.85%
1995....................................      N/A       19.40            19.71
1996....................................    11.33       21.87            11.29
1997....................................    21.40       21.74            13.18
1998....................................     4.52        2.72             3.60
1999(2).................................     9.55        8.88             1.73
2000....................................    (3.41)      (3.46)           (5.68)
2001....................................     3.02        3.97             5.44
Last Year(3)............................     0.42        1.15             1.39
Since Inception(3)......................     8.20        9.37             4.74

------------------------

(1) The Solomon Smith Barney High Yield Index includes over 180 issues with an average maturity range of seven to ten years and with a maximum issue size of $100 million. The Index captures the performance of below investment-grade debt securities issued by corporations domiciled in the US and Canada.

(2) Inception dates are as follow: Composite--April 1, 1994; High Yield Bond Fund--July 31, 1999; High Yield Bond Fund Class R Shares--8/11/2000.

(3) Through March 31, 2002.

                              LARGE CAP VALUE FUND
                                 CLASS R SHARES

                                                             INVESTMENT
                                                              ADVISER     RUSSELL 1000
YEAR                                                FUND     COMPOSITE    VALUE INDEX
----                                              --------   ----------   ------------
1994(2).........................................     N/A         3.79%        1.55%
1995............................................     N/A        30.79        38.36
1996............................................   24.11        32.01        21.64
1997............................................   40.13        40.55        35.19
1998(2).........................................   19.85        20.09        15.63
1999(2).........................................    8.78         9.04         7.34
2000............................................    7.54         7.94         7.01
2001............................................   (1.28)       (0.68)       (5.60)
Last Year(3)....................................    6.13         6.93         4.38
Since Inception(3)..............................   16.82        17.60        12.65

------------------------

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Inception dates are as follows: Composite--April 1, 1994; Large Cap Value Fund--August 1, 1998; Large Cap Value Fund Class R Shares--May 21, 1999.

(3) Through March 31, 2002.

                       U.S. LARGE CAP SELECT GROWTH FUND
                                 CLASS R SHARES

                                                       INVESTMENT
                                                        ADVISER      RUSSELL 1000
YEAR                                          FUND     COMPOSITE    GROWTH INDEX(1)
----                                        --------   ----------   ---------------
1995(2)...................................      N/A       35.33%         25.26%
1996(2)...................................    (1.03)%     26.63          23.12
1997......................................    45.67       33.06          30.48
1998......................................    60.34       61.79          38.71
1999(2)...................................    95.76      102.74          33.15
2000......................................   (24.16)     (25.07)        (22.42)
2001......................................   (41.38)     (41.17)        (20.42)
Last Year(3)..............................   (20.25)     (19.68)         (2.00)
Since Inception(3)........................    13.22       17.28           7.00

------------------------

(1) The Russell 1000 Growth Index contains those companies among the Russell 1000 Index with a higher than average price-to-book ratio and forecasted growth. The Russell 1000 Index contains the top 1000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Inception dates are as follows: Composite--April 1, 1995; U.S. Large Cap Select Growth Fund--December 27, 1996; U.S. Large Cap Select Growth Fund Class R Shares--May 21, 1999.

(3) Through March 31, 2002.

                              HIGH YIELD BOND FUND
                                 CLASS R SHARES

                                                     INVESTMENT
                                                      ADVISER     SOLOMON SMITH BARNEY
YEAR                                        FUND     COMPOSITE      HIGH YIELD INDEX
----                                      --------   ----------   --------------------
1994(2).................................      N/A        1.45%            0.85%
1995....................................      N/A       19.40            19.71
1996....................................    11.10       21.87            11.29
1997....................................    21.17       21.74            13.18
1998....................................     4.22        2.72             3.60
1999(2).................................     9.41        8.88             1.73
2000....................................    (3.58)      (3.46)           (5.68)
2001....................................     2.04        3.97             5.44
Last Year(3)............................    (0.64)       1.15             1.39
Since Inception(3)......................     7.98        9.37             4.74

------------------------

(1) The Solomon Smith Barney High Yield Index included over 180 issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The Index captures the performance of below investment-grade debt securities issued by corporations domiciled in the US and Canada.

(2) Inception dates are as follow: Composite--April 1, 1994; High Yield Bond Fund--July 31, 1999; High Yield Bond Fund Class R Shares--August 11, 2000

(3) Through March 31, 2002.

                                 MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST

    On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon by shareholders of that Fund. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

    Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of any investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to the Fund.

    As used in the Funds' prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

    The Trust will dispense the annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

    Each share of each Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

    Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

DECLARATION OF TRUST

    The Declaration of Trust of the Trust provides that obligations of the Trust are no binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the

Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                                   APPENDIX A

                       DESCRIPTION OF SECURITIES RATINGS

    The following paragraphs summarize the descriptions for the rating symbols of securities.

COMMERCIAL PAPER

    The following paragraphs summarize the description for the rating symbols of commercial paper:

    MOODY'S INVESTORS SERVICE, INC.

    Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Trust, are opinions of the ability to issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

    PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics:
(a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME 2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category, but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

    Standard & Poor's ratings are a current assessment of likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety, as follows:

    A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

    A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

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    A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated "B" are regarded as only having an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

    C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICES, INC.

    F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

    F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2: Good credit rating. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 RATINGS.

    F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

    The three rating categories for Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," "Duff 1" and "Duff 1-" within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

    Duff 1+: Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    Duff 1: Debt possesses very highly certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1-: Debt possesses high certainty of timely payment. Liability factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    Duff 2: Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

    Duff 3: Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

    Duff 4: Debt possesses speculative investment characteristics.

    Duff 5: Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

    Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States

                                      A-2
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commercial banks, thrifts and non-bank banks; non-United States banks; and
broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

    TBW-1: This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

    TBW-2: This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

    TBW-3: This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

    IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings.

    A1+: Obligations are supported by the highest capacity for timely repayment.

    A1: Obligations are supported by a strong capacity for timely repayment.

    A2: Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    A3: Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

CORPORATE BONDS

    DUFF & PHELPS

    The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

    AAA: Debt is considered to be of the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

    AA: Debt is considered of high credit quality. Protections factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

    A: Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

    BBB: Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

    BB, B, CCC, DD AND DP: Debt that possesses one of these rating is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal interest or preferred dividends. Debt rated "DD" is defaulted debt obligations, and the rating "DP" represents preferred stock with dividend arrearages.

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
    To provide more detailed indications of credit quality, the "AA", "A", "BBB", "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

    The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

    AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

    A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB: Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligation in higher categories.

    BB, B, CCC, CC, C, DDD, DD, AND D: Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

    To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within these major rating categories.

IBCA

    IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

    AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

    AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

    BBB: Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligation in higher categories.

    BB, B, CCC, CC AND C: Obligations that are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

    IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

THOMSON BANKWATCH

    Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long-term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

    AAA: This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

    AA: This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

    A: This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

    BBB: This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

    BB, B, CCC, AND CC: These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely repayment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree.

    D: This designation indicates that the long-term debt is in default.

    PLUS(+) OR MINUS(-): The ratings from "AAA" though "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                      A-5